AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 23, 2012

1933 Act No. 333-74295
1940 Act No. 811-09253

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 265 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 266 [X]

WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

525 Market Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 222-8222
(Registrant's Telephone Number)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, California 94105
(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001

It is propsed that this filing will become effective: (check appropriate box)
immediately upon filing pursuant to paragraph (b)
X	on November 1, 2012 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(i)
on [ ] pursuant to paragraph (a)(i)
75 days after filing pursuant to paragraph (a)(ii)
on [ ] pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note: This Post-Effective Amendment No. 265 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed primarily to add the audited financial statements and certain related financial information for the fiscal period ended June 30, 2012 for the Wells Fargo Advantage Municipal Income Funds and to make certain other non-material changes to the Registration Statement.

WELLS FARGO FUNDS TRUST
PART A
PROSPECTUS

Wells Fargo Advantage Funds	|	November 1, 2012

Municipal Income Funds

Prospectus

Classes A, B, C

California Limited-Term Tax-Free Fund	North Carolina Tax-Free Fund
Class A - SFCIX, Class C - SFCCX	Class A - ENCMX, Class C - ENCCX
California Tax-Free Fund	Pennsylvania Tax-Free Fund
Class A - SCTAX, Class B - SGCBX, Class C - SCTCX	Class A - EKVAX, Class B - EKVBX, Class C - EKVCX
Colorado Tax-Free Fund	Short-Term Municipal Bond Fund
Class A - NWCOX, Class B - NWCBX, Class C - WCOTX	Class A - WSMAX, Class C - WSSCX
Intermediate Tax/AMT-Free Fund	Strategic Municipal Bond Fund
Class A - WFTAX, Class C - WFTFX	Class A - VMPAX, Class B - VMPIX, Class C - DHICX
Minnesota Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Class A - NMTFX, Class B - NWMBX, Class C - WMTCX	Class A - SMAVX, Class C - WFUSX
Municipal Bond Fund	Wisconsin Tax-Free Fund
Class A - WMFAX, Class B - WMFBX, Class C - WMFCX	Class A - WWTFX, Class C - WWTCX

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

California Limited-Term Tax-Free Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.49%	0.49%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.85%	1.60%
Fee Waivers	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.81%	1.56%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.80% for Class A and 1.55% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$281	$259	$159
3 Years	$462	$501	$501
5 Years	$658	$867	$867
10 Years	$1,224	$1,897	$1,897

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 2 and 7 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning, as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2009	+3.17%
Lowest Quarter: 2nd Quarter 2004	-1.37%
Year-to-date total return as of 9/30/2012 is +2.93%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	11/18/1992	1.38%	2.93%	3.01%
Class A (after taxes on distributions)	11/18/1992	1.38%	2.93%	2.98%
Class A (after taxes on distributions and the sale of Fund Shares)	11/18/1992	1.86%	2.96%	2.98%
Class C (before taxes)	8/30/2002	2.71%	2.78%	2.53%
Barclays California Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)		4.27%	4.51%	3.81%
Barclays Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)		4.19%	4.50%	3.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Terry J. Goode, Portfolio Manager / 2011 Adrian Van Poppel, Portfolio Manager / 2009

Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement
Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA
Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement
Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

California Tax-Free Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	5.00%	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.34%	0.34%	0.34%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses	0.82%	1.57%	1.57%
Fee Waivers	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.75%	1.50%	1.50%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$523	$653	$253	$153	$153
3 Years	$693	$789	$489	$489	$489
5 Years	$878	$1,049	$849	$849	$849
10 Years	$1,412	$1,565	$1,861	$1,565	$1,861

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009	+8.26%
Lowest Quarter: 4th Quarter 2010	-4.71%
Year-to-date total return as of 9/30/2012 is +8.10%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	10/6/1988	6.15%	3.22%	4.24%
Class A (after taxes on distributions)	10/6/1988	6.12%	3.19%	4.15%
Class A (after taxes on distributions and the sale of Fund Shares)	10/6/1988	5.50%	3.34%	4.21%
Class B (before taxes)	12/15/1997	5.41%	3.09%	4.16%
Class C (before taxes)	7/1/1993	9.42%	3.41%	3.92%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%
Barclays California Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		12.28%	5.04%	5.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Terry J. Goode, Portfolio Manager / 2011 Robert J. Miller, Portfolio Manager / 2011 Adrian Van Poppel, Portfolio Manager / 2009

Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA rollovers, Roth IRAs: $250
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum
Class B shares are generally closed to new investment. Minimum Additional Investment
Regular Accounts, IRAs, IRA rollovers, Roth IRAs: $100
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Colorado Tax-Free Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax and Colorado individual income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	5.00%	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.35%	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.56%	0.56%	0.56%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.92%	1.67%	1.67%
Fee Waivers	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.86%	1.61%	1.61%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Class A, 1.60% for Class B and 1.60% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$534	$664	$264	$164	$164
3 Years	$724	$821	$521	$521	$521
5 Years	$931	$1,102	$902	$902	$902
10 Years	$1,525	$1,678	$1,971	$1,678	$1,971

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Colorado individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Colorado individual income tax. Our investment holdings may include municipal securities issued by the state of Colorado and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Colorado Municipal Securities Risk. Colorado's economy is based on information, professional and technical services, communications, transportation, tourism, national resources and mining, and manufacturing. Certain obligations of Colorado state and local public entities are subject to particular economic risks, such as the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009	+6.78%
Lowest Quarter: 4th Quarter 2010	-4.32%
Year-to-date total return as of 9/30/2012 is +6.84%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	7/31/1995	4.22%	2.78%	3.95%
Class A (after taxes on distributions)	7/31/1995	4.22%	2.77%	3.95%
Class A (after taxes on distributions and the sale of Fund Shares)	7/31/1995	4.18%	2.96%	4.00%
Class B (before taxes)	8/2/1993	3.32%	2.60%	3.88%
Class C (before taxes)	3/31/2008	7.43%	2.93%	3.48%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%
Barclays Colorado Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.29%	5.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Terry J. Goode, Portfolio Manager / 2011 Adrian Van Poppel, Portfolio Manager / 2005

Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA rollovers, Roth IRAs: $250
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum
Class B shares are generally closed to new investment. Minimum Additional Investment
Regular Accounts, IRAs, IRA rollovers, Roth IRAs: $100
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Intermediate Tax/AMT-Free Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.50% if redeemed within 12 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.33%	0.33%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.49%	0.49%
Total Annual Fund Operating Expenses	0.82%	1.57%
Fee Waivers	0.12%	0.12%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.70%	1.45%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$369	$248	$148
3 Years	$542	$484	$484
5 Years	$730	$844	$844
10 Years	$1,272	$1,857	$1,857

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT);

■

up to 15% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, including federal AMT. Some of the securities may be below investment grade or unrated and deemed by us to be of comparable quality. Under normal circumstances, we do not invest in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 10 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009	+7.00%
Lowest Quarter: 4th Quarter 2008	-4.27%
Year-to-date total return as of 9/30/2012 is +5.60%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	7/31/2007	6.06%	4.28%	4.96%
Class A (after taxes on distributions)	7/31/2007	6.02%	4.25%	4.85%
Class A (after taxes on distributions and the sale of Fund Shares)	7/31/2007	5.10%	4.16%	4.74%
Class C (before taxes)	7/31/2007	7.52%	4.14%	4.51%
Barclays 1-15 Year Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)		8.80%	5.48%	5.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2001 Robert J. Miller, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement
Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA
Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement
Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Minnesota Tax-Free Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	5.00%	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.35%	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses	0.89%	1.64%	1.64%
Fee Waivers	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.85%	1.60%	1.60%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$533	$663	$263	$163	$163
3 Years	$717	$813	$513	$513	$513
5 Years	$917	$1,088	$888	$888	$888
10 Years	$1,493	$1,646	$1,940	$1,646	$1,940

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Minnesota individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Minnesota individual income tax. Our investment holdings may include municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. While the Fund is required, under normal circumstances, to invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from Minnesota individual income tax, we currently intend to manage the portfolio so that at least 95% of the income generated by the Fund is exempt from Minnesota individual income tax. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Minnesota Municipal Securities Risk. Minnesota's economy relies significantly on agriculture and the manufacturing of computers, electronics and food products. Adverse conditions affecting any of these areas could have a disproportionate impact on Minnesota municipal securities.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009	+5.82%
Lowest Quarter: 4th Quarter 2010	-3.71%
Year-to-date total return as of 9/30/2012 is +5.32%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/12/1988	4.81%	3.55%	4.25%
Class A (after taxes on distributions)	1/12/1988	4.59%	3.48%	4.18%
Class A (after taxes on distributions and the sale of Fund Shares)	1/12/1988	4.69%	3.59%	4.21%
Class B (before taxes)	8/6/1993	3.93%	3.38%	4.18%
Class C (before taxes)	4/8/2005	7.93%	3.74%	3.94%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%
Barclays Minnesota Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		9.47%	5.49%	5.35%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Wendy Casetta, Portfolio Manager / 2008 Bruce R. Johns, Portfolio Manager / 2012

Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA rollovers, Roth IRAs: $250
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum
Class B shares are generally closed to new investment. Minimum Additional Investment
Regular Accounts, IRAs, IRA rollovers, Roth IRAs: $100
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Municipal Bond Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	5.00%	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.31%	0.31%	0.31%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	0.80%	1.55%	1.55%
Fee Waivers	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.75%	1.50%	1.50%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$523	$653	$253	$153	$153
3 Years	$689	$785	$485	$485	$485
5 Years	$870	$1,040	$840	$840	$840
10 Years	$1,391	$1,544	$1,841	$1,544	$1,841

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT;

■

up to 20% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009	+9.76%
Lowest Quarter: 4th Quarter 2008	-8.40%
Year-to-date total return as of 9/30/2012 is +8.50%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	4/8/2005	5.13%	4.13%	5.45%
Class A (after taxes on distributions)	4/8/2005	5.06%	4.01%	5.38%
Class A (after taxes on distributions and the sale of Fund Shares)	4/8/2005	4.76%	4.05%	5.27%
Class B (before taxes)	4/8/2005	4.29%	3.98%	5.41%
Class C (before taxes)	4/8/2005	8.29%	4.30%	5.17%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2000 Robert J. Miller, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA rollovers, Roth IRAs: $250
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum
Class B shares are generally closed to new investment. Minimum Additional Investment
Regular Accounts, IRAs, IRA rollovers, Roth IRAs: $100
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

North Carolina Tax-Free Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax and North Carolina individual income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.55%	0.55%
Total Annual Fund Operating Expenses	0.90%	1.65%
Fee Waivers	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.85%	1.60%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$533	$263	$163
3 Years	$719	$515	$515
5 Years	$921	$892	$892
10 Years	$1,504	$1,950	$1,950

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and North Carolina individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and North Carolina individual income tax. Our investment holdings may include municipal securities issued by the state of North Carolina and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment-grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

North Carolina Municipal Securities Risk. Events in North Carolina are likely to affect a Fund's investments in North Carolina municipal securities. Although North Carolina has a relatively diverse economy, its economy relies significantly on agriculture, finance, technology, research and the manufacturing of textiles, paper and electrical equipment. Adverse conditions affecting any of these areas could have a disproportionate impact on North Carolina municipal securities.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009	+6.55%
Lowest Quarter: 4th Quarter 2010	-4.57%
Year-to-date total return as of 9/30/2012 is +6.55%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/11/1993	4.61%	2.58%	3.50%
Class A (after taxes on distributions)	1/11/1993	4.59%	2.56%	3.37%
Class A (after taxes on distributions and the sale of Fund Shares)	1/11/1993	4.23%	2.72%	3.42%
Class C (before taxes)	3/27/2002	7.73%	2.76%	3.22%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%
Barclays N. Carolina Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.13%	5.58%	5.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Robert J. Miller, Portfolio Manager / 2009 Bruce R. Johns, Portfolio Manager / 2011

Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement
Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA
Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement
Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Pennsylvania Tax-Free Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	5.00%	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.35%	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	0.88%	1.63%	1.63%
Fee Waivers	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.74%	1.49%	1.49%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$522	$652	$252	$152	$152
3 Years	$705	$801	$501	$501	$501
5 Years	$903	$1,073	$873	$873	$873
10 Years	$1,473	$1,626	$1,921	$1,626	$1,921

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Pennsylvania individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Pennsylvania individual income tax. Our investment holdings may include municipal securities issued by the Commonwealth of Pennsylvania and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Pennsylvania Municipal Securities Risk. Events in Pennsylvania are likely to affect a Fund's investments in Pennsylvania municipal securities. Although Pennsylvania has a relatively diverse economy, its economy relies significantly on the service sector, including trade, medical, health services, education and financial institutions, and agricultural industries. Adverse conditions affecting any of these areas could have a disproportionate impact on Pennsylvania municipal securities.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009	+9.17%
Lowest Quarter: 4th Quarter 2008	-4.89%
Year-to-date total return as of 9/30/2012 is +7.19%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	12/27/1990	5.62%	3.39%	3.97%
Class A (after taxes on distributions)	12/27/1990	5.61%	3.37%	3.87%
Class A (after taxes on distributions and the sale of Fund Shares)	12/27/1990	5.03%	3.46%	3.89%
Class B (before taxes)	2/1/1993	4.68%	3.19%	3.96%
Class C (before taxes)	2/1/1993	8.67%	3.54%	3.72%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%
Barclays Pennsylvania Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.47%	5.43%	5.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Bruce R. Johns, Portfolio Manager / 2011 Robert J. Miller, Portfolio Manager / 2009

Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA rollovers, Roth IRAs: $250
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum
Class B shares are generally closed to new investment. Minimum Additional Investment
Regular Accounts, IRAs, IRA rollovers, Roth IRAs: $100
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Short-Term Municipal Bond Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.30%	0.30%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	0.78%	1.53%
Fee Waivers	0.18%	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.60%	1.35%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$260	$237	$137
3 Years	$427	$466	$466
5 Years	$607	$817	$817
10 Years	$1,130	$1,808	$1,808

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT;

■

up to 15% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 3 years or less.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class C as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)1

Highest Quarter: 1st Quarter 2009	+3.15%
Lowest Quarter: 4th Quarter 2008	-2.25%
Year-to-date total return as of 9/30/2012 is +1.50%

1.	Performance shown reflects calendar year total returns for Class C shares, rather than Class A shares, because Class C shares have the longest period of annual returns.

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	7/18/2008	1.17%	3.30%	3.51%
Class C (before taxes)	1/31/2003	1.47%	2.90%	2.74%
Class C (after taxes on distributions)	1/31/2003	1.44%	2.88%	2.73%
Class C (after taxes on distributions and the sale of Fund Shares)	1/31/2003	1.54%	2.83%	2.71%
Barclays 1-3 Year Composite Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.51%	3.67%	3.15%
1.	Performance shown reflects returns after taxes on distributions and after taxes on distributions and sale of Fund shares for Class C shares, rather than Class A shares, because Class C shares have the longest period of annual returns.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class C shares. After-tax returns for the Class A shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Wendy Casetta, Portfolio Manager / 2007 Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2000

Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement
Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA
Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement
Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Strategic Municipal Bond Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	5.00%	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.34%	0.34%	0.34%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	0.83%	1.58%	1.58%
Fee Waivers	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.82%	1.57%	1.57%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$530	$660	$260	$160	$160
3 Years	$702	$798	$498	$498	$498
5 Years	$889	$1,059	$859	$859	$859
10 Years	$1,428	$1,582	$1,877	$1,582	$1,877

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from regular federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 35% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from regular federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest any amount of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2009	+2.42%
Lowest Quarter: 4th Quarter 2008	-1.00%
Year-to-date total return as of 9/30/2012 is +3.60%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	12/1/1994	0.34%	2.49%	2.97%
Class A (after taxes on distributions)	12/1/1994	0.29%	2.48%	2.66%
Class A (after taxes on distributions and the sale of Fund Shares)	12/1/1994	1.24%	2.58%	2.69%
Class B (before taxes)	3/21/1985	-0.68%	2.30%	2.94%
Class C (before taxes)	8/18/1997	3.31%	2.66%	2.70%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Wendy Casetta, Portfolio Manager / 2010 Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2010 Robert J. Miller, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA rollovers, Roth IRAs: $250
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum
Class B shares are generally closed to new investment. Minimum Additional Investment
Regular Accounts, IRAs, IRA rollovers, Roth IRAs: $100
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Ultra Short-Term Municipal Income Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.28%	0.28%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.47%	0.47%
Total Annual Fund Operating Expenses	0.75%	1.50%
Fee Waivers	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.67%	1.42%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$267	$245	$145
3 Years	$427	$466	$466
5 Years	$601	$811	$811
10 Years	$1,104	$1,784	$1,784

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT; and

■

up to 10% of the Fund's total assets in below investment-grade municipal securities.

We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 1 year or less.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2009	+2.36%
Lowest Quarter: 4th Quarter 2004	-0.12%
Year-to-date total return as of 9/30/2012 is +0.86%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	10/2/2000	-0.74%	2.54%	2.25%
Class A (after taxes on distributions)	10/2/2000	-0.75%	2.52%	2.24%
Class A (after taxes on distributions and the sale of Fund Shares)	10/2/2000	-0.05%	2.55%	2.29%
Class C (before taxes)	3/31/2008	-0.26%	2.21%	1.86%
Barclays 1 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		1.58%	3.03%	2.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Wendy Casetta, Portfolio Manager / 2005 Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2000

Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement
Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA
Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement
Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Wisconsin Tax-Free Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.57%	0.57%
Total Annual Fund Operating Expenses	0.92%	1.67%
Fee Waivers	0.22%	0.22%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.70%	1.45%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$518	$248	$148
3 Years	$709	$505	$505
5 Years	$916	$887	$887
10 Years	$1,511	$1,958	$1,958

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Wisconsin individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Wisconsin individual income tax. Our investment holdings may include municipal securities issued by the state of Wisconsin and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States or any other state that would be exempt from Wisconsin taxes. The Fund may invest in debt obligations issued by Puerto Rico. As part of our investment strategy, we may purchase appropriation bonds including municipal leases. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Puerto Rico Municipal Securities Risk. Puerto Rico's economy and financial operations parallel the economic cycles of the United States, including its unemployment rate. Certain risks specific to Puerto Rico concern state taxes, e-commerce spending, and underfunded pension liabilities.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Wisconsin Municipal Securities Risk. Wisconsin's economy relies significantly on its dairy products, motor vehicles, paper products, meat products and small engines industries, and adverse conditions affecting these industries could have a disproportionate effect on Wisconsin municipal securities.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class C as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)1

Highest Quarter: 3rd Quarter 2002	+4.31%
Lowest Quarter: 4th Quarter 2010	-2.50%
Year-to-date total return as of 9/30/2012 is +3.72%

1.	Performance shown reflects calendar year total returns for Class C shares, rather than Class A shares, because Class C shares have the longest period of annual returns.

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	3/31/2008	2.97%	3.50%	4.36%
Class C (before taxes)	12/26/2002	6.06%	3.65%	4.04%
Class C (after taxes on distributions)	12/26/2002	6.01%	3.55%	3.93%
Class C (after taxes on distributions and the sale of Fund Shares)	12/26/2002	4.94%	3.45%	3.85%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%
Barclays Wisconsin Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		9.53%	5.67%	5.68%
1.	Performance shown reflects returns after taxes on distributions and after taxes on distributions and sale of Fund shares for Class C shares, rather than Class A shares, because Class C shares have the longest period of annual returns.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class C shares. After-tax returns for the Class A shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2001 Thomas Stoeckmann, Portfolio Manager / 2005

Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement
Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA
Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement
Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy for each of the Funds in this Prospectus concerning "80% of the Fund's net assets" may not be changed without approval by a majority of Fund shareholders.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

California Limited-Term Tax-Free Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Terry J. Goode; Adrian Van Poppel
Fund Inception:	11/18/1992
Class A	Ticker: SFCIX	Fund Number: 33
Class C	Ticker: SFCCX	Fund Number: 1809

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 2 and 7 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning, as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ California Municipal Securities Risk ■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Non-Diversification Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

California Tax-Free Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Terry J. Goode; Robert J. Miller; Adrian Van Poppel
Fund Inception:	10/6/1988
Class A	Ticker: SCTAX	Fund Number: 32
Class B	Ticker: SGCBX	Fund Number: 132
Class C	Ticker: SCTCX	Fund Number: 532

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ California Municipal Securities Risk ■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Non-Diversification Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Colorado Tax-Free Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Terry J. Goode; Adrian Van Poppel
Fund Inception:	6/1/1993
Class A	Ticker: NWCOX	Fund Number: 13
Class B	Ticker: NWCBX	Fund Number: 347
Class C	Ticker: WCOTX	Fund Number: 3544

Investment Objective

The Fund seeks current income exempt from federal income tax and Colorado individual income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Colorado individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Colorado individual income tax. Our investment holdings may include municipal securities issued by the state of Colorado and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Colorado Municipal Securities Risk ■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Non-Diversification Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Intermediate Tax/AMT-Free Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Lyle J. Fitterer, CFA, CPA; Robert J. Miller
Fund Inception:	7/31/2001
Class A	Ticker: WFTAX	Fund Number: 3322
Class C	Ticker: WFTFX	Fund Number: 3534

Investment Objective

The Fund seeks current income exempt from federal income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT);

■

up to 15% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, including federal AMT. Some of the securities may be below investment grade or unrated and deemed by us to be of comparable quality. Under normal circumstances, we do not invest in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 10 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Minnesota Tax-Free Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Wendy Casetta; Bruce R. Johns
Fund Inception:	1/12/1988
Class A	Ticker: NMTFX	Fund Number: 3
Class B	Ticker: NWMBX	Fund Number: 334
Class C	Ticker: WMTCX	Fund Number: 3527

Investment Objective

The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Minnesota individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Minnesota individual income tax. Our investment holdings may include municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. While the Fund is required, under normal circumstances, to invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from Minnesota individual income tax, we currently intend to manage the portfolio so that at least 95% of the income generated by the Fund is exempt from Minnesota individual income tax. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk ■ Leverage Risk	■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Minnesota Municipal Securities Risk ■ Municipal Securities Risk ■ Non-Diversification Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Municipal Bond Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Lyle J. Fitterer, CFA, CPA; Robert J. Miller
Fund Inception:	10/23/1986
Class A	Ticker: WMFAX	Fund Number: 3317
Class B	Ticker: WMFBX	Fund Number: 3420
Class C	Ticker: WMFCX	Fund Number: 3528

Investment Objective

The Fund seeks current income exempt from federal income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT;

■

up to 20% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

North Carolina Tax-Free Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Robert J. Miller; Bruce R. Johns
Fund Inception:	1/11/1993
Class A	Ticker: ENCMX	Fund Number: 680
Class C	Ticker: ENCCX	Fund Number: 980

Investment Objective

The Fund seeks current income exempt from federal income tax and North Carolina individual income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and North Carolina individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and North Carolina individual income tax. Our investment holdings may include municipal securities issued by the state of North Carolina and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment-grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk ■ Leverage Risk	■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Non-Diversification Risk ■ North Carolina Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Pennsylvania Tax-Free Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Bruce R. Johns; Robert J. Miller
Fund Inception:	12/27/1990
Class A	Ticker: EKVAX	Fund Number: 4301
Class B	Ticker: EKVBX	Fund Number: 4408
Class C	Ticker: EKVCX	Fund Number: 416

Investment Objective

The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Pennsylvania individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Pennsylvania individual income tax. Our investment holdings may include municipal securities issued by the Commonwealth of Pennsylvania and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk ■ Leverage Risk	■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Non-Diversification Risk ■ Pennsylvania Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Short-Term Municipal Bond Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Wendy Casetta; Lyle J. Fitterer, CFA, CPA
Fund Inception:	12/31/1991
Class A	Ticker: WSMAX	Fund Number: 3330
Class C	Ticker: WSSCX	Fund Number: 3509

Investment Objective

The Fund seeks current income exempt from federal income tax consistent with capital preservation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT;

■

up to 15% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 3 years or less.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Strategic Municipal Bond Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Wendy Casetta; Lyle J. Fitterer, CFA, CPA; Robert J. Miller
Fund Inception	3/21/1985
Class A	Ticker: VMPAX	Fund Number: 4313
Class B	Ticker: VMPIX	Fund Number: 391
Class C	Ticker: DHICX	Fund Number: 4503

Investment Objective

The Fund seeks current income exempt from regular federal income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT);

■

up to 35% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from regular federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest any amount of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Ultra Short-Term Municipal Income Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Wendy Casetta; Lyle J. Fitterer, CFA, CPA
Fund Inception:	11/30/1995
Class A	Ticker: SMAVX	Fund Number: 3011
Class C	Ticker: WFUSX	Fund Number: 3543

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT; and

■

up to 10% of the Fund's total assets in below investment-grade municipal securities.

We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 1 year or less.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Leverage Risk	■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Wisconsin Tax-Free Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Lyle J. Fitterer, CFA, CPA; Thomas Stoeckmann
Fund Inception:	4/6/2001
Class A	Ticker: WWTFX	Fund Number: 3328
Class C	Ticker: WWTCX	Fund Number: 3520

Investment Objective

The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Wisconsin individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Wisconsin individual income tax. Our investment holdings may include municipal securities issued by the state of Wisconsin and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States or any other state that would be exempt from Wisconsin taxes. The Fund may invest in debt obligations issued by Puerto Rico. As part of our investment strategy, we may purchase appropriation bonds including municipal leases. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk ■ Leverage Risk	■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Puerto Rico Municipal Securities Risk ■ Regulatory Risk ■ Wisconsin Municipal Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on the Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

California Municipal Securities Risk
 Events in California are likely to affect a Fund's investments in California municipal securities. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. The State of California may experience economic, budgetary and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. Economic and financial problems experienced by the State and its local governments could also negatively impact the ability of the issuers to meet their obligations, and the value and liquidity of California municipal securities. In particular, State-level budgetary and cash flow problems may adversely impact the liquidity and values of certain securities in which the Fund invests that have exposure to State-level general obligations.

Colorado Municipal Securities Risk
 Events in Colorado are likely to affect a Fund's investments in Colorado municipal securities. The Colorado economy is based on information, professional and technical services, communications, transportation, tourism, natural resources and mining, and manufacturing. Certain obligations of Colorado state and local public entities are subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Derivatives Risk
The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions (e.g., over-the-counter swaps) are subject to counterparty risk.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund's ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Futures Risk
Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk
High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values tend to be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

Inverse Floater Risk
An inverse floater is a derivative debt instrument created by depositing a municipal security in a trust. The trust then issues two securities: a short-term floating rate security, which is referred to as a "floater," and a long-term floating rate security, which is referred to as an "inverse floater." A floater entitles the holder to interest payments based on specified short-term interest rates and to an option to tender the security for repayment of its principal value. An inverse floater entitles the holder to interest payments based on a rate that varies inversely to changes in the rate payable on the floater and to a residual interest in the underlying municipal security held in trust. The Fund, as a holder of an inverse floater, retains the entire risk of loss on the underlying municipal security and thus could lose more than its principal investment. An inverse floater produces less income (and may produce no income) and may decline in value when the rate payable on the floater rises, and produces more income and may increase in value when the rate payable on the floater falls. An inverse floater involves leverage, which may magnify the Fund's gains or losses, and exhibits greater price and income volatility than a bond with a similar maturity. The tender of a floater, the failure of a remarketing agent to sell a floater or certain other events may require the dissolution of the trust or the liquidation of the underlying municipal security. In that event, the Fund, as a holder of an inverse floater, and thus a residual interest in the underlying municipal security, may lose some or all of its investment. An inverse floater is also subject to the risks associated with derivatives and municipal securities.

Leverage Risk
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. Certain derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Minnesota Municipal Securities Risk
Events in Minnesota are likely to affect a Fund's investments in Minnesota municipal securities. Although Minnesota has a relatively diverse economy, its economy relies significantly on agriculture and the manufacturing of computers, electronics and food products. Adverse conditions affecting any of these areas could have a disproportionate impact on Minnesota municipal securities.

Municipal Securities Risk
Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable. The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

Non-Diversification Risk
A Fund that is considered "non-diversified" under the 1940 Act may invest a greater percentage of its assets in the securities of a single issuer than a Fund that is considered "diversified" (a "diversified" investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer or own more than 10% of an issuer's outstanding voting securities). A non-diversified Fund is therefore more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

North Carolina Municipal Securities Risk. Events in North Carolina are likely to affect a Fund's investments in North Carolina municipal securities. Although North Carolina has a relatively diverse economy, its economy relies significantly on agriculture, finance, technology, research and the manufacturing of textiles, paper and electrical equipment. Adverse conditions affecting any of these areas could have a disproportionate impact on North Carolina municipal securities.

Pennsylvania Municipal Securities Risk
 Events in Pennsylvania are likely to affect a Fund's investments in Pennsylvania municipal securities. Although Pennsylvania has a relatively diverse economy, its economy relies significantly on the service sector, including trade, medical, health services, education and financial institutions, and agricultural industries. Adverse conditions affecting any of these areas could have a disproportionate impact on Pennsylvania municipal securities.

Puerto Rico Municipal Securities Risk
 Events in Puerto Rico are likely to affect a Fund's investments in Puerto Rico municipal securities. The majority of Puerto Rico's debt is issued by the major public agencies that are responsible for many of the island's public functions, such as water, wastewater, highways, electricity, education and public construction. Puerto Rico's economy and financial operations parallel the economic cycles of the United States, including its unemployment rate. Certain risks specific to Puerto Rico concern state taxes, e-commerce spending, and underfunded pension liabilities.

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Wisconsin Municipal Securities Risk
 The Wisconsin economy relies significantly on its dairy products, motor vehicles, paper products, meat products and small engines industries, and adverse conditions affecting these industries could have a disproportionate effect on Wisconsin municipal securities.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at wellsfargoadvantagefunds.com. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust ("Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

The Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer finance services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds and closed-end funds.

As investment adviser, Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser and supervise and monitor the activities of the sub-advisers on an ongoing basis. Funds Management retains overall responsibility for the management of the Funds.

Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these investment advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as investment adviser to the Funds. A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Funds is available in those Funds' respective annual report for the fiscal period ended June 30, 2012.

For each Fund's most recent fiscal year, the investment advisory fee paid to Funds Management, net of any applicable waivers or reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
California Limited-Term Tax-Free Fund	0.23%
California Tax-Free Fund	0.24%
Colorado Tax-Free Fund	0.21%
Intermediate Tax/AMT Free Fund	0.21%
Minnesota Tax-Free Fund	0.19%
Municipal Bond Fund	0.26%
North Carolina Tax-Free Fund	0.31%
Pennsylvania Tax-Free Fund	0.28%
Short-Term Municipal Bond Fund	0.15%
Strategic Municipal Bond Fund	0.31%
Ultra Short-Term Municipal Income Fund	0.21%
Wisconsin Tax-Free Fund	0.13%

The Sub-Adviser and Portfolio Managers

The following sub-adviser and portfolio managers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105 and serves as the sub-adviser to the Fund(s). Accordingly, Wells Capital Management provides portfolio management services, among other services, to the Fund(s). Wells Capital Management is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.

Wendy Casetta Minnesota Tax-Free Fund Short-Term Municipal Bond Fund Strategic Municipal Bond Fund Ultra Short-Term Municipal Income Fund	Ms. Casetta joined Wells Capital Management or one of its predecessor firms in 1998, where she currently serves as a Portfolio Manager with the Tax-Exempt Fixed-Income team.

Lyle J. Fitterer, CFA, CPA
Intermediate Tax/AMT-Free Fund
Municipal Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

Mr. Fitterer joined Wells Capital Management or one of its predecessor firms in 1989, where he currently serves as a Portfolio Manager and is the Managing Director and Head of the Tax-Exempt Fixed-Income team.

Terry J. Goode California Limited-Term Tax-Free Fund California Tax-Free Fund Colorado Tax-Free Fund

Mr. Goode joined Wells Capital Management in 2002, where he currently serves as a Portfolio Manager with the Tax-Exempt Fixed-Income team. Mr. Goode was previously the leader of the firm's Tax-Exempt Research team.

Bruce R. Johns Minnesota Tax-Free Fund North Carolina Tax-Free Fund Pennsylvania Tax-Free Fund	Mr. Johns joined Wells Capital Management or one of its predecessor firms in 1998, where he currently serves as a Sr. Research Analyst and Portfolio Manager for the Tax-Exempt Fixed-Income team.
Robert J. Miller California Tax-Free Fund Intermediate Tax/AMT-Free Fund Municipal Bond Fund North Carolina Tax-Free Fund Pennsylvania Tax-Free Fund Strategic Municipal Bond Fund	Mr. Miller joined Wells Capital Management in 2008, where he currently serves as a Portfolio Manager with the Tax-Exempt Fixed-Income team.
Thomas Stoeckmann Wisconsin Tax-Free Fund

Mr. Stoeckmann joined Wells Capital Management or one of its predecessor firms in 2005, where he currently serves as a Portfolio Manager with the Tax-Exempt Fixed-Income team and is the leader of the firm's Tax-Exempt Research team.

Adrian Van Poppel California Limited-Term Tax-Free Fund California Tax-Free Fund Colorado Tax-Free Fund	Mr. Van Poppel joined Wells Capital Management in 1997, where he currently serves as a Portfolio Manager with the Tax-Exempt Fixed-Income team.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Intermediate Tax/AMT-Free Fund, Municipal Bond Fund, North Carolina Tax-Free Fund, Pennsylvania Tax-Free Fund, Short-Term Municipal Bond Fund, Strategic Municipal Bond Fund, Ultra Short-Term Municipal Income Fund and Wisconsin Tax-Free Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund may seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. There is no guarantee the SEC would grant such exemptive relief. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

A Choice of Share Classes

After choosing a Fund, your next most important choice will be which share class to buy. The table below summarizes the features of the classes of shares available through this Prospectus. Specific Fund charges may vary, so you should review each Fund's fee table as well as the sales charge schedules that follow. Finally, you should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before making your decision as to which share class to buy.

	Class A	Class B1	Class C
Initial Sales Charge	2%, 3% or 4.5% depending on the Fund	None. Your entire investment goes to work immediately.	None. Your entire investment goes to work immediately.
Contingent deferred sales charge (CDSC)

None (except that, for Funds other than the Short-Term Municipal Bond Fund and the Ultra Short-Term Municipal Income Fund, depending on the Fund, a charge of 0.40%, 0.50% or 1% applies to certain redemptions made within twelve or eighteen months, following purchases of varying amounts without an initial sales charge).

		5% and declines until it reaches 0% at the beginning of the 7th year.	1% if shares are sold within one year after purchase.
Ongoing distribution (12b-1) fees	None.	0.75%	0.75%
Purchase maximum	None. Volume reductions given upon providing adequate proof of eligibility.	$100,000	$1,000,000[2]
Annual Expenses	Lower ongoing expenses than Classes B and C.	Higher ongoing expenses than Class A because of higher 12b-1 fees.	Higher ongoing expenses than Class A because of higher 12b-1 fees.
Conversion feature	Not applicable.	Yes. Converts to Class A shares after a certain number of years depending on the Fund, so annual expenses decrease.	No. Does not convert to Class A shares, so annual expenses do not decrease.
1.	Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges and in connection with the closing of a reorganization. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect.
2.	The purchase maximum for Class C shares of the California Limited-Term Tax-Free Fund, the Short-Term Municipal Bond Fund and the Ultra Short-Term Municipal Income Fund is $250,000. The purchase maximum for Class C shares of the Intermediate Tax/AMT-Free Fund is $500,000.

Information regarding the Funds' sales charges, breakpoints, and waivers is available free of charge on our Web site at wellsfargoadvantagefunds.com. You may wish to discuss this choice with your financial consultant.

Class A Shares Sales Charge Schedule

If you choose to buy Class A shares, you will pay the public offering price (POP) which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Class A Sales Charge Schedule for all Funds (except for the California Limited-Term Tax-Free Fund, Intermediate Tax/AMT-Free Fund, Short-Term Municipal Bond Fund and Ultra Short-Term Municipal Income Fund)

Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge As % of Net Amount Invested	Dealer Reallowance As % of Public Offering Price
Less than $50,000	4.50%	4.71%	4.00%
$50,000 - $99,999	4.00%	4.17%	3.50%
$100,000 - $249,999	3.50%	3.63%	3.00%
$250,000 - $499,999	2.50%	2.56%	2.25%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 and over[1]	0.00%	0.00%	1.00%
1.	We will assess a 1.00% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase. Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Class A Sales Charge Schedule for the California Limited-Term Tax-Free Fund
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge As % of Net Amount Invested	Dealer Reallowance As % of Public Offering Price
Less than $50,000	2.00%	2.04%	1.75%
$50,000 - $99,999	1.50%	1.52%	1.25%
$100,000 - $249,999	1.00%	1.01%	0.85%
$250,000 - $499,999	0.50%	0.50%	0.40%
$500,000 and over[1]	0.00%	0.00%	0.40%
1.	We will assess a 0.40% CDSC on Class A share purchases of $500,000 or more if they are redeemed within twelve months from the date of purchase. Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For redemptions of Class A shares of the Fund purchased prior to November 1, 2012, the CDSC terms that were in place at the time of purchase will continue to apply.

Class A Sales Charge Schedule for the Intermediate Tax/AMT-Free Fund
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge As % of Net Amount Invested	Dealer Reallowance As % of Public Offering Price
Less than $50,000	3.00%	3.09%	2.50%
$50,000 - $99,999	2.25%	2.30%	1.75%
$100,000 - $249,999	1.50%	1.52%	1.25%
$250,000 - $499,999	1.00%	1.01%	0.75%
$500,000 and over[1]	0.00%	0.00%	0.50%
1.	We will assess a 0.50% CDSC on Class A share purchases of $500,000 or more if they are redeemed within twelve months from the date of purchase. Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For redemptions of Class A shares of the Fund purchased prior to November 1, 2012, the CDSC terms that were in place at the time of purchase will continue to apply.

Class A Sales Charge Schedule for the Short-Term Municipal Bond Fund and Ultra Short-Term Municipal Income Fund
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge As % of Net Amount Invested	Dealer Reallowance As % of Public Offering Price
Less than $50,000	2.00%	2.04%	1.75%
$50,000 - $99,999	1.50%	1.52%	1.25%
$100,000 - $249,999	1.00%	1.01%	0.85%
$250,000 - $499,999	0.50%	0.50%	0.40%
$500,000 and over	0.00%	0.00%	0.00%

Class B Shares Sales Charges

Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by our exchange policy) and specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization. No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange or in connection with the closing of a reorganization. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B shares attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect. You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions. Class B share exchanges will not trigger the CDSC and the new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

If you exchange Class B shares received in a reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares.

Class C Shares Sales Charges

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Class C shares received in a reorganization, your date of purchase is the original purchase date of your predecessor Fund. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.

Reductions and Waivers of Sales Charges

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.

Class A Shares Sales Charge Reductions and Waivers
 You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

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You pay no sales charges on Fund shares you buy with reinvested distributions.

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You pay a lower sales charge if you are investing an amount over a breakpoint level. See "Class A Shares Sales Charge Schedule" above.

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You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.) Subject to the Funds' policy regarding frequent purchases and redemptions of Fund shares, you may not be able to exercise this provision for the first 30 days after your redemption. Systematic transactions through the automatic investment plan, the automatic exchange plan and the systematic withdrawal plan are excluded from this provision.

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By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Purchases made prior to signing the LOI as well as reinvested dividends and capital gains do not count as purchases made during this period. We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

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Rights of Accumulation (ROA) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

How a Letter of Intent Can Save You Money!
If you plan to invest, for example, $100,000 in a Wells Fargo Advantage Fund in installments over the next year, by signing a letter of intent you would pay only 3.50% sales load on the entire purchase. Otherwise, you would pay 4.50% on the first $49,999, then 4.00% on the next $50,000!

Accounts That Can Be Aggregated
 You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement[1]		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts[2]	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts[1]		X
Accounts held through other brokerage firms		X
1.	These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.
2.	Wells Fargo Advantage Funds no longer offers new or accepts purchases in existing 403(b) accounts utilizing the Wells Fargo Advantage Funds prototype agreement.

Based on the above chart, if you believe that you own shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for, the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other shares for purposes of receiving a volume discount.

Class A Shares Sales Charge Waivers for Certain Parties
We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supercede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

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Current and retired employees, directors/trustees and officers of:
1) Wells Fargo Advantage Funds (including any predecessor funds);
2) Wells Fargo & Company and its affiliates; and
3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

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Current employees of:
1) the Fund's transfer agent;
2) broker-dealers who act as selling agents;
3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and
4) each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.

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Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.

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Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.

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Section 529 college savings plan accounts.

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Insurance company separate accounts.

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Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM), subject to review and approval by Funds Management.

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Investors who held Advisor Class shares of a Wells Fargo Advantage Fund at the close of business on June 20, 2008 (the "Eligibility Time"), so long as the following conditions are met:
1) any purchases at NAV are limited to Class A shares of the same Fund in which the investor held Advisor Class shares at the Eligibility Time;
2) share purchases are made in the same account through which the investor held Advisor Class shares at the
Eligibility Time;
3) the owner of the account remains the same as the account owner at the Eligibility Time; and
4) following the Eligibility Time, the account maintains a positive account balance at some time during a period of at least six months in length.

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Investors who held Advisor Class shares at the Eligibility Time are also eligible to exchange their Class A shares for Class A shares of another Wells Fargo Advantage Fund without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange.

The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor's relationship with and/or the services such investor receives from the financial institution subsequently change, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.

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Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

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Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" or through an omnibus account maintained with a Fund by a broker-dealer.

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Former Evergreen Class IS shareholders who received Class A shares of a Fund as a result of a reorganization can continue to purchase Class A shares of that Fund and any other Wells Fargo Advantage Fund purchased subsequently by exchange at net asset value, without paying the customary sales load, after which subsequent purchases of shares of the subsequent Fund may also be made at net asset value, so long as such shares are held directly with the Fund on or after July 31, 2012.

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Former Evergreen Class R shareholders who received Class A shares of a Fund as a result of a reorganization can continue to purchase Class A shares of that Fund and any other Wells Fargo Advantage Fund purchased subsequently by exchange at net asset value, without paying the customary sales load, after which subsequent purchases of shares of the subsequent Fund may also be made at net asset value, so long as such shares are held directly with the Fund on or after July 31, 2012.

CDSC Waivers

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You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

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We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory distributions (withdrawals generally made after age 70½ according to Internal Revenue Service guidelines) from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

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We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

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We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

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For Class B shares purchased after May 18, 1999, for former Norwest Advantage Funds shareholders and after July 17, 1999 for former Stagecoach Funds shareholders, for all Class B shares purchased after November 8, 1999, no CDSC is imposed on withdrawals that meet both of the following circumstances:

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withdrawals are made by participating in the Systematic Withdrawal Plan; and

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withdrawals do not exceed 10% of your Fund assets (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Plan).

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We waive the Class C shares CDSC for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

Compensation to Dealers and Shareholder Servicing Agents

Distribution Plan
 Each Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), for the Class B and Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. Fees paid under the 12b-1 Plan by Class B shares that are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges) primarily cover past sales and distribution services, as well as ongoing services to shareholders. The fees paid under this 12b-1 Plan are as follows:

Fund	Class B	Class C
California Limited-Term Tax-Free Fund	N/A	0.75%
California Tax-Free Fund	0.75%	0.75%
Colorado Tax-Free Fund	0.75%	0.75%
Intermediate Tax/AMT-Free Fund	N/A	0.75%
Minnesota Tax-Free Fund	0.75%	0.75%
Municipal Bond Fund	0.75%	0.75%
North Carolina Tax-Free Fund	N/A	0.75%
Pennsylvania Tax-Free Fund	0.75%	0.75%
Short-Term Municipal Bond Fund	N/A	0.75%
Strategic Municipal Bond Fund	0.75%	0.75%
Ultra Short-Term Municipal Income Fund	N/A	0.75%
Wisconsin Tax-Free Fund	N/A	0.75%

These fees are paid out of each Class's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each Class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, Funds Management, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

The share price ("net asset value per share" or "NAV") for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

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directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at wellsfargoadvantagefunds.com or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

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through a brokerage account with an approved selling agent; or

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through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

How to Buy Shares

This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at wellsfargoadvantagefunds.com or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$1,000 $250 $50 No minimum	$100 $100 $50 No minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

A new account may not be opened by Internet unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

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To buy additional shares or buy shares of a new Fund, visit
wellsfargoadvantagefunds.com.

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Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

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Complete and sign your account application.

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Mail the application with your check made payable to the Fund to Investor Services at:

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

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Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

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Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: ■ Investor Services at 1-800-222-8222 or ■ 1-800-368-7550 for the automated phone system.
By Wire

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Complete, sign and mail your account application (refer to the section on buying shares by mail)

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Provide the following instructions to your financial institution:

Receiving bank: State Street Bank & Trust Company, Boston, MA
Bank ABA/routing number: 011000028
Bank account number: 9905-437-1
For credit to: Wells Fargo Advantage Funds
For further credit to: [Your name (as registered on your fund account) and your fund and account number]

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

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Proper Form. If the transfer agent receives your new account application or purchase request in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your new account application or purchase request is received in proper form after the close of trading on the NYSE, your transaction will be priced at the next business day's NAV. If your new account application or purchase request is not in proper form, additional documentation may be required to process your transaction.

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Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

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U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

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Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

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No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

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Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

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Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

Special Considerations When Investing Through Financial Intermediaries
If a financial intermediary purchases shares on your behalf, you should understand the following:

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Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

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Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

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Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

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Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Internet

Visit our Web site at wellsfargoadvantagefunds.com. Redemptions requested online are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

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Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write "Full Redemption" to redeem your remaining account balance) to the address below.

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Make sure all account owners sign the request exactly as their names appear on the account application.

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A Medallion guarantee may be required under certain circumstances (see "General Notes for Selling Shares").

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

By Wire

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To arrange for a Federal Funds wire, call 1-800-222-8222.

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Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

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Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

By Telephone/ Electronic Funds Transfer (EFT)

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Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

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Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

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Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

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A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

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Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

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Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

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Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

Through Your Investment Representative	Contact your investment representative.

General Notes For Selling Shares

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Proper Form. If the transfer agent receives your request to sell shares in proper order before the close of the NYSE, your transaction will be priced at that day's NAV. If your request to sell shares is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. If your request is not in proper form, additional documentation may be required to sell your shares.

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CDSC Fees. Your redemption proceeds are net of any applicable CDSC fees.

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Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

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Earning Distributions. Your shares are eligible to earn distributions through the date of redemption.  If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

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Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

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Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

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Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

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Medallion Guarantees. Medallion guarantees are only required for mailed redemption requests under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption exceeds $100,000 and includes bank account information that is not currently on file with Wells Fargo Advantage Funds or if all of the owners of your Wells Fargo Advantage Fund account are not included in the registration of the bank account provided; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exception: Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund.

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Same-fund exchanges between Class A, Class C, Administrator Class, Institutional Class and Investor Class shares are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; (2) in order for exchanges into Class A shares, the shareholder must be able to qualify to purchase Class A shares at net asset value based on current prospectus guidelines; and (3) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

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An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

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You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

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Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

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If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

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Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

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Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.
The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

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Money market funds;

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Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund (the "Ultra Short Funds");

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Purchases of shares through dividend reinvestments or capital gain distributions;

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Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

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Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

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Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

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Permitted exchanges between share classes of the same Fund;

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Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

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Purchases below $5,000 (including purchases that are part of an exchange transaction).

In the event that an asset allocation or "wrap" program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

Because the Ultra Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than longer-term funds. As a result, the Ultra Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the Ultra Short Funds or their shareholders. Although the policies adopted by the Ultra Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the Ultra Short Funds to facilitate frequent purchases and redemptions of shares in longer-term funds in contravention of the policies and procedures adopted by the longer-term funds.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Account Policies

Automatic Plans
 These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

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Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

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Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

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Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

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must have a Fund account valued at $10,000 or more;

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must request a minimum redemption of $100;

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must have your distributions reinvested; and

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may not simultaneously participate in the Automatic Investment Plan, unless your account is a Money Market Fund or an Ultra Short-Term Bond Fund (Ultra Short-Term Income Fund or Ultra Short-Term Municipal Income Fund).

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Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

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Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

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Qualified Retirement Plans, including Simple IRAs, SEP IRAs, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at wellsfargoadvantagefunds.com. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds declare distributions of any net investment income daily, and pay such distributions monthly. The Funds generally make distributions of any realized net capital gains annually.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

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Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

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Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written instructions. A medallion guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

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Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

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Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions from the Fund's net interest income from municipal obligations generally will not be subject to federal income tax, although a portion of such distributions could be subject to federal AMT. For the state-specific Funds, it is intended that distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to that particular state's individual income taxes if the Fund primarily invests in such securities.

Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. These reduced rates of tax will expire after December 31, 2010. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

To the extent a distribution from a Fund is taxable, such distribution generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding the performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Barclays Municipal Bond Index	Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa.
Barclays 1-15 Year Municipal Blend Index	The Barclays 1-15 Year Municipal Blend Index is the 1-15 Year Blend component of the Barclays Municipal Bond Index.
Barclays 1 Year Municipal Bond Index	The Barclays 1-Year Municipal Bond Index is the 1-year component of the Barclays Municipal Bond Index.
Barclays Municipal 1-5 Year Blend Index	The Barclays Municipal 1-5 Year Blend Index is the 1-5 Year Blend component of the Barclays Municipal Bond Index.
Barclays California Municipal 1-5 Year Blend Index	The Barclays California Municipal 1-5 Year Blend Index is the 1-5 Year Blend component of the Barclays California Municipal Bond Index.
Barclays 1-3 Year Composite Municipal Bond Index	The Barclays 1-3 Year Composite Municipal Bond Index is a blended index weighted 50% in the Barclays 1-Year Municipal Bond Index and 50% in the Barclays 3-Year Municipal Bond Index.
Barclays California Municipal Bond Index	The Barclays California Municipal Bond Index is the California component of the Barclays Municipal Bond Index.
Barclays Colorado Municipal Bond Index	The Barclays Colorado Municipal Bond Index is the Colorado component of the Barclays Municipal Bond Index.
Barclays Minnesota Municipal Bond Index	The Barclays Minnesota Municipal Bond Index is the Minnesota component of the Barclays Municipal Bond Index.
Barclays North Carolina Municipal Bond Index	The Barclays North Carolina Municipal Bond Index is the North Carolina component of the Barclays Municipal Bond Index.
Barclays Pennsylvania Municipal Bond Index	The Barclays Pennsylvania Municipal Bond Index is the Pennsylvania component of the Barclays Municipal Bond Index.
Barclays Wisconsin Municipal Bond Index	The Barclays Wisconsin Municipal Bond Index is the Wisconsin component of the Barclays Municipal Bond Index.

Share Class Performance
 The following provides additional information about the performance history of the Fund contained in this prospectus, including information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

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California Limited-Term Tax-Free Fund - Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares.

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Colorado Tax-Free Fund - Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares.

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Intermediate Tax-Free Fund - Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which the expenses of Class A shares would have been higher than those of the Investor Class shares.) If these expenses had not been included, returns would be higher.

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Minnesota Tax-Free Fund - Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares.

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Municipal Bond Fund - Historical performance shown for Class B and Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class B and Class C shares. Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which the expenses of Class A shares would have been higher than those of the Investor Class shares). If these expenses had not been included, returns would be higher.

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North Carolina Tax-Free Fund - Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen North Carolina Municipal Bond Fund.

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Pennsylvania Tax-Free Fund - Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Pennsylvania Municipal Bond Fund.

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Short-Term Municipal Bond Fund - Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which the expenses of Class A shares would have been higher than those of the Investor Class shares). If these expenses had not been included, returns would be higher.

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Strategic Municipal Bond Fund - Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Strategic Municipal Bond Fund.

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Ultra Short-Term Municipal Bond Fund - Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares through June 19, 2008 includes Advisor Class expenses. Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares.

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Wisconsin Tax-Free Fund - Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which the expenses of Class A shares would have been higher than those of the Investor Class shares). If these expenses had not been included, returns would be higher.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand each Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, which is available upon request.

California Limited-Term Tax-Free Fund

For a share outstanding throughout each period.

	Year ended June 30,
Class A	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.51	$10.51	$10.29	$10.30	$10.36
Net investment income	0.27	0.27	0.28	0.39	0.38
Net realized and unrealized gains (losses) on investments	0.19	0.00	0.23	(0.01)	(0.06)
Total from investment operations	0.46	0.27	0.51	0.38	0.32
Distributions to shareholders from
Net investment income	(0.27)	(0.27)	(0.29)	(0.39)	(0.38)
Net asset value, end of period	$10.70	$10.51	$10.51	$10.29	$10.30
Total return[1]	4.41%	2.52%	5.14%	3.77%	3.09%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.84%	0.85%	0.95%	1.09%
Net expenses	0.80%	0.80%	0.85%	0.85%	0.85%
Net investment income	2.51%	2.58%	2.67%	3.82%	3.63%
Supplemental data
Portfolio turnover rate	56%	54%	34%	64%	69%
Net assets, end of period (000's omitted)	$162,381	$126,570	$116,578	$46,372	$37,376
1	Total return calculations do not include any sales charges.

California Limited-Term Tax-Free Fund

For a share outstanding throughout each period.

	Year ended June 30,
Class C	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.51	$10.51	$10.29	$10.30	$10.36
Net investment income	0.19	0.19	0.19	0.30	0.31
Net realized and unrealized gains (losses) on investments	0.19	0.00	0.24	0.00	(0.07)
Total from investment operations	0.38	0.19	0.43	0.30	0.24
Distributions to shareholders from
Net investment income	(0.19)	(0.19)	(0.21)	(0.31)	(0.30)
Net asset value, end of period	$10.70	$10.51	$10.51	$10.29	$10.30
Total return[1]	3.63%	1.85%	4.25%	2.99%	2.32%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.60%	1.61%	1.69%	1.83%
Net expenses	1.55%	1.55%	1.60%	1.60%	1.60%
Net investment income	1.77%	1.82%	1.85%	3.07%	2.88%
Supplemental data
Portfolio turnover rate	56%	54%	34%	64%	69%
Net assets, end of period (000's omitted)	$33,414	$28,089	$29,501	$6,014	$4,632
1	Total return calculations do not include any sales charges.

California Tax-Free Fund

For a share outstanding throughout each period.

	Year ended June 30,
Class A	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.53	$10.69	$10.14	$10.64	$11.02
Net investment income	0.45	0.46	0.46[1]	0.49	0.48
Net realized and unrealized gains (losses) on investments	0.84	(0.16)	0.55	(0.50)	(0.35)
Total from investment operations	1.29	0.30	1.01	(0.01)	0.13
Distributions to shareholders from
Net investment income	(0.45)	(0.46)	(0.46)	(0.49)	(0.48)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.45)	(0.46)	(0.46)	(0.49)	(0.51)
Net asset value, end of period	$11.37	$10.53	$10.69	$10.14	$10.64
Total return[2]	12.46%	2.89%	10.10%	0.06%	1.25%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.86%	0.88%	1.02%
Net expenses	0.75%	0.75%	0.80%	0.80%	0.80%
Net investment income	4.08%	4.36%	4.35%	4.85%	4.42%
Supplemental data
Portfolio turnover rate	41%	23%	31%	44%	43%
Net assets, end of period (000's omitted)	$512,957	$483,091	$372,415	$351,526	$375,441
1	Calculated based upon average shares outstanding
2	Total return calculations do not include any sales charges.

California Tax-Free Fund

For a share outstanding throughout each period.

	Year ended June 30,
Class B	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.74	$10.91	$10.35	$10.86	$11.24
Net investment income	0.38[1]	0.39[1]	0.39[1]	0.42	0.42
Net realized and unrealized gains (losses) on investments	0.86	(0.17)	0.56	(0.50)	(0.36)
Total from investment operations	1.24	0.22	0.95	(0.08)	0.06
Distributions to shareholders from
Net investment income	(0.38)	(0.39)	(0.39)	(0.43)	(0.41)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.38)	(0.39)	(0.39)	(0.43)	(0.44)
Net asset value, end of period	$11.60	$10.74	$10.91	$10.35	$10.86
Total return[2]	11.66%	2.06%	9.26%	(0.69)%	0.57%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.56%	1.62%	1.64%	1.77%
Net expenses	1.50%	1.50%	1.55%	1.55%	1.55%
Net investment income	3.37%	3.57%	3.63%	4.08%	3.68%
Supplemental data
Portfolio turnover rate	41%	23%	31%	44%	43%
Net assets, end of period (000's omitted)	$1,618	$2,566	$4,286	$11,926	$25,900
1	Calculated based upon average shares outstanding
2	Total return calculations do not include any sales charges.

California Tax-Free Fund

For a share outstanding throughout each period.

	Year ended June 30,
Class C	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.74	$10.90	$10.35	$10.85	$11.24
Net investment income	0.38	0.39	0.39[1]	0.42	0.41
Net realized and unrealized gains (losses) on investments	0.85	(0.16)	0.55	(0.50)	(0.36)
Total from investment operations	1.23	0.23	0.94	(0.08)	0.05
Distributions to shareholders from
Net investment income	(0.38)	(0.39)	(0.39)	(0.42)	(0.41)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.38)	(0.39)	(0.39)	(0.42)	(0.44)
Net asset value, end of period	$11.59	$10.74	$10.90	$10.35	$10.85
Total return[2]	11.56%	2.16%	9.16%	(0.60)%	0.47%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.57%	1.62%	1.63%	1.76%
Net expenses	1.50%	1.50%	1.55%	1.55%	1.55%
Net investment income	3.31%	3.61%	3.58%	4.10%	3.69%
Supplemental data
Portfolio turnover rate	41%	23%	31%	44%	43%
Net assets, end of period (000's omitted)	$44,920	$33,772	$34,848	$27,786	$29,438
1	Calculated based upon average shares outstanding
2	Total return calculations do not include any sales charges.

Colorado Tax-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Class A	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.15	$10.35	$9.90	$10.32	$10.57
Net investment income	0.38	0.44	0.41[1]	0.45[1]	0.44[1]
Net realized and unrealized gains (losses) on investments	0.57	(0.21)	0.46	(0.41)	(0.24)
Total from investment operations	0.95	0.23	0.87	0.04	0.20
Distributions to shareholders from
Net investment income	(0.38)	(0.43)	(0.42)	(0.45)	(0.44)
Net realized gains	0.00	0.00	0.00	(0.01)	(0.01)
Total distributions to shareholders	(0.38)	(0.43)	(0.42)	(0.46)	(0.45)
Net asset value, end of period	$10.72	$10.15	$10.35	$9.90	$10.32
Total return[2]	9.51%	2.34%	8.90%	0.51%	1.85%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.89%	0.89%	1.00%	1.12%
Net expenses	0.85%	0.85%	0.85%	0.88%	0.89%
Net investment income	3.64%	4.25%	3.95%	4.58%	4.20%
Supplemental data
Portfolio turnover rate	41%	22%	15%	20%	15%
Net assets, end of period (000's omitted)	$53,185	$48,218	$69,351	$53,883	$46,174
1	Calculated based upon average shares outstanding
2	Total return calculations do not include any sales charges.

Colorado Tax-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Class B	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.16	$10.36	$9.92	$10.33	$10.58
Net investment income	0.31[1]	0.36[1]	0.33[1]	0.38[1]	0.36[1]
Net realized and unrealized gains (losses) on investments	0.56	(0.20)	0.45	(0.40)	(0.24)
Total from investment operations	0.87	0.16	0.78	(0.02)	0.12
Distributions to shareholders from
Net investment income	(0.30)	(0.36)	(0.34)	(0.38)	(0.36)
Net realized gains	0.00	0.00	0.00	(0.01)	(0.01)
Total distributions to shareholders	(0.30)	(0.36)	(0.34)	(0.39)	(0.37)
Net asset value, end of period	$10.73	$10.16	$10.36	$9.92	$10.33
Total return[2]	8.69%	1.57%	7.97%	(0.14)%	1.09%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.64%	1.66%	1.74%	1.87%
Net expenses	1.60%	1.60%	1.60%	1.63%	1.64%
Net investment income	2.98%	3.50%	3.24%	3.83%	3.45%
Supplemental data
Portfolio turnover rate	41%	22%	15%	20%	15%
Net assets, end of period (000's omitted)	$57	$101	$253	$1,072	$2,870
1	Calculated based upon average shares outstanding
2	Total return calculations do not include any sales charges.

Colorado Tax-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Class C	2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.16	$10.36	$9.91	$10.33	$10.35
Net investment income	0.30	0.36	0.33[2]	0.37[2]	0.08[2]
Net realized and unrealized gains (losses) on investments	0.57	(0.20)	0.46	(0.40)	(0.01)
Total from investment operations	0.87	0.16	0.79	(0.03)	0.07
Distributions to shareholders from
Net investment income	(0.30)	(0.36)	(0.34)	(0.38)	(0.09)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.30)	(0.36)	(0.34)	(0.39)	(0.09)
Net asset value, end of period	$10.73	$10.16	$10.36	$9.91	$10.33
Total return[3]	8.69%	1.57%	8.08%	(0.23)%	0.58%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.64%	1.65%	1.73%	1.74%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.61%
Net investment income	2.89%	3.50%	3.17%	3.82%	2.25%
Supplemental data
Portfolio turnover rate	41%	22%	15%	20%	15%
Net assets, end of period (000's omitted)	$4,012	$3,763	$3,920	$1,053	$401
1	For the period from March 31, 2008 (commencement of class operations) to June 30, 2008.
2	Calculated based upon average shares outstanding
3	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

Intermediate Tax/AMT-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Class A	2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.94	$10.81	$10.21	$10.53	$10.65
Net investment income	0.35	0.36	0.37	0.44	0.40
Net realized and unrealized gains (losses) on investments	0.59	0.13	0.60	(0.31)	(0.10)
Total from investment operations	0.94	0.49	0.97	0.13	0.30
Distributions to shareholders from
Net investment income	(0.35)	(0.36)	(0.37)	(0.44)	(0.40)
Net realized gains	(0.00)[2]	0.00	0.00	(0.01)	(0.02)
Total distributions to shareholders	(0.35)	(0.36)	(0.37)	(0.45)	(0.42)
Net asset value, end of period	$11.53	$10.94	$10.81	$10.21	$10.53
Total return[3]	8.71%	4.57%	9.64%	1.33%	2.86%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.82%	0.85%	0.90%	0.96%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	3.07%	3.27%	3.47%	4.27%	4.13%
Supplemental data
Portfolio turnover rate	38%	52%	61%	92%	98%
Net assets, end of period (000's omitted)	$307,991	$239,853	$220,688	$124,317	$30,506
1	For the period from July 31, 2007 (commencement of class operations) to June 30, 2008.
2	Amount is less than $0.005.
3	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

Intermediate Tax/AMT-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Class C	2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.94	$10.81	$10.21	$10.53	$10.65
Net investment income	0.27	0.28	0.29	0.36	0.33
Net realized and unrealized gains (losses) on investments	0.59	0.13	0.60	(0.31)	(0.10)
Total from investment operations	0.86	0.41	0.89	0.05	0.23
Distributions to shareholders from
Net investment income	(0.27)	(0.28)	(0.29)	(0.36)	(0.33)
Net realized gains	(0.00)[2]	0.00	0.00	(0.01)	(0.02)
Total distributions to shareholders	(0.27)	(0.28)	(0.29)	(0.37)	(0.35)
Net asset value, end of period	$11.53	$10.94	$10.81	$10.21	$10.53
Total return[3]	7.90%	3.80%	8.82%	0.56%	2.14%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.57%	1.61%	1.63%	1.74%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	2.32%	2.54%	2.68%	3.51%	3.31%
Supplemental data
Portfolio turnover rate	38%	52%	61%	92%	98%
Net assets, end of period (000's omitted)	$67,598	$50,157	$29,666	$9,603	$3,329
1	For the period from July 31, 2007 (commencement of class operations) to June 30, 2008.
2	Amount is less than $0.005.
3	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

Minnesota Tax-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Class A	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.68	$10.75	$10.36	$10.56	$10.70
Net investment income	0.37	0.40	0.43[1]	0.44[1]	0.45[1]
Net realized and unrealized gains (losses) on investments	0.55	(0.05)	0.40	(0.19)	(0.10)
Total from investment operations	0.92	0.35	0.83	0.25	0.35
Distributions to shareholders from
Net investment income	(0.37)	(0.40)	(0.43)	(0.44)	(0.46)
Net realized gains	(0.15)	(0.02)	(0.01)	(0.01)	(0.03)
Total distributions to shareholders	(0.52)	(0.42)	(0.44)	(0.45)	(0.49)
Net asset value, end of period	$11.08	$10.68	$10.75	$10.36	$10.56
Total return[2]	8.80%	3.39%	8.11%	2.49%	3.32%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.86%	0.89%	0.94%	1.06%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.35%	3.76%	3.97%	4.32%	4.26%
Supplemental data
Portfolio turnover rate	36%	25%	25%	28%	39%
Net assets, end of period (000's omitted)	$52,550	$52,628	$56,885	$48,905	$43,617
1	Calculated based upon average shares outstanding
2	Total return calculations do not include any sales charges.

Minnesota Tax-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Class B	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.68	$10.75	$10.36	$10.56	$10.69
Net investment income	0.29[1]	0.32[1]	0.35[1]	0.37[1]	0.38[1]
Net realized and unrealized gains (losses) on investments	0.55	(0.05)	0.40	(0.19)	(0.10)
Total from investment operations	0.84	0.27	0.75	0.18	0.28
Distributions to shareholders from
Net investment income	(0.29)	(0.32)	(0.35)	(0.37)	(0.38)
Net realized gains	(0.15)	(0.02)	(0.01)	(0.01)	(0.03)
Total distributions to shareholders	(0.44)	(0.34)	(0.36)	(0.38)	(0.41)
Net asset value, end of period	$11.08	$10.68	$10.75	$10.36	$10.56
Total return[2]	7.99%	2.62%	7.30%	1.72%	2.64%
Ratios to average net assets (annualized)
Gross expenses	1.63%	1.61%	1.65%	1.69%	1.82%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.63%	3.00%	3.24%	3.58%	3.51%
Supplemental data
Portfolio turnover rate	36%	25%	25%	28%	39%
Net assets, end of period (000's omitted)	$318	$539	$1,005	$2,166	$4,166
1	Calculated based upon average shares outstanding
2	Total return calculations do not include any sales charges.

Minnesota Tax-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Class C	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.68	$10.75	$10.36	$10.56	$10.69
Net investment income	0.28	0.32	0.35[1]	0.36[1]	0.37[1]
Net realized and unrealized gains (losses) on investments	0.55	(0.05)	0.40	(0.18)	(0.10)
Total from investment operations	0.83	0.27	0.75	0.18	0.27
Distributions to shareholders from
Net investment income	(0.28)	(0.32)	(0.35)	(0.37)	(0.37)
Net realized gains	(0.15)	(0.02)	(0.01)	(0.01)	(0.03)
Total distributions to shareholders	(0.43)	(0.34)	(0.36)	(0.38)	(0.40)
Net asset value, end of period	$11.08	$10.68	$10.75	$10.36	$10.56
Total return[2]	7.99%	2.62%	7.30%	1.73%	2.63%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.61%	1.64%	1.65%	1.79%
Net expenses	1.60%	1.60%	1.60%	1.59%	1.60%
Net investment income	2.58%	3.01%	3.19%	3.55%	3.49%
Supplemental data
Portfolio turnover rate	36%	25%	25%	28%	39%
Net assets, end of period (000's omitted)	$9,144	$7,670	$6,489	$4,163	$2,103
1	Calculated based upon average shares outstanding
2	Total return calculations do not include any sales charges.

Municipal Bond Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Class A	2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.54	$9.51	$8.74	$9.21	$9.50
Net investment income	0.37	0.40	0.41	0.45	0.42
Net realized and unrealized gains (losses) on investments	0.70	0.03	0.84	(0.47)	(0.29)
Total from investment operations	1.07	0.43	1.25	(0.02)	0.13
Distributions to shareholders from
Net investment income	(0.37)	(0.39)	(0.41)	(0.45)	(0.42)
Net realized gains	(0.00)[1]	(0.01)	(0.07)	0.00	0.00
Total distributions to shareholders	(0.37)	(0.40)	(0.48)	(0.45)	(0.42)
Net asset value, end of period	$10.24	$9.54	$9.51	$8.74	$9.21
Total return[2]	11.45%	4.70%	14.28%	(0.04)%	1.38%
Ratios to average net assets (annualized)
Gross expenses	0.81%[3]	0.83%[3]	0.86%[3]	0.89%[3]	1.04%[3]
Net expenses	0.75%[3]	0.77%[3]	0.75%[3]	0.75%[3]	0.82%[3]
Net investment income	3.72%	4.18%	4.37%	5.19%	4.44%
Supplemental data
Portfolio turnover rate	63%	69%	84%	152%	144%
Net assets, end of period (000's omitted)	$1,759,128	$1,503,256	$383,203	$220,711	$115,830
1	Amount is less than 0.005 of the value indicated.
2	Total return calculations do not include any sales charges.
3

Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:
Year ended June 30, 2012 0.00%[1] Year ended June 30, 2011 0.02%
Year ended June 30, 2010 0.03%
Year ended June 30, 2009 0.06%
Year ended June 30, 2008 0.07%

Municipal Bond Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Class B	2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.54	$9.51	$8.72	$9.21	$9.50
Net investment income	0.29	0.33	0.35	0.38	0.35
Net realized and unrealized gains (losses) on investments	0.71	0.03	0.85	(0.49)	(0.29)
Total from investment operations	1.00	0.36	1.20	(0.11)	0.06
Distributions to shareholders from
Net investment income	(0.30)	(0.32)	(0.34)	(0.38)	(0.35)
Net realized gains	(0.00)[1]	(0.01)	(0.07)	0.00	0.00
Total distributions to shareholders	(0.30)	(0.33)	(0.41)	(0.38)	(0.35)
Net asset value, end of period	$10.24	$9.54	$9.51	$8.72	$9.21
Total return[2]	10.62%	3.92%	13.43%	(1.01)%	0.62%
Ratios to average net assets (annualized)
Gross expenses	1.56%[3]	1.57%[3]	1.61%[3]	1.64%[3]	1.79%[3]
Net expenses	1.50%[3]	1.52%[3]	1.50%[3]	1.50%[3]	1.57%[3]
Net investment income	3.05%	3.39%	3.71%	4.40%	3.67%
Supplemental data
Portfolio turnover rate	63%	69%	84%	152%	144%
Net assets, end of period (000's omitted)	$14,723	$24,040	$3,437	$6,436	$6,070
1	Amount is less than 0.005 of the value indicated.
2	Total return calculations do not include any sales charges.
3

Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:
Year ended June 30, 2012 0.00%[1] Year ended June 30, 2011 0.02%
Year ended June 30, 2010 0.03%
Year ended June 30, 2009 0.06%
Year ended June 30, 2008 0.07%

Municipal Bond Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Class C	2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.53	$9.51	$8.74	$9.21	$9.50
Net investment income	0.30	0.32	0.33	0.38	0.35
Net realized and unrealized gains (losses) on investments	0.70	0.03	0.85	(0.47)	(0.29)
Total from investment operations	1.00	0.35	1.18	(0.09)	0.06
Distributions to shareholders from
Net investment income	(0.30)	(0.32)	(0.34)	(0.38)	(0.35)
Net realized gains	(0.00)[1]	(0.01)	(0.07)	0.00	0.00
Total distributions to shareholders	(0.30)	(0.33)	(0.41)	(0.38)	(0.35)
Net asset value, end of period	$10.23	$9.53	$9.51	$8.74	$9.21
Total return[2]	10.63%	3.81%	13.43%	(0.79)%	0.62%
Ratios to average net assets (annualized)
Gross expenses	1.56%[3]	1.58%[3]	1.61%[3]	1.63%[3]	1.77%[3]
Net expenses	1.50%[3]	1.52%[3]	1.50%[3]	1.50%[3]	1.57%[3]
Net investment income	2.95%	3.42%	3.59%	4.44%	3.67%
Supplemental data
Portfolio turnover rate	63%	69%	84%	152%	144%
Net assets, end of period (000's omitted)	$168,883	$126,338	$33,864	$12,509	$2,384
1	Amount is less than 0.005 of the value indicated.
2	Total return calculations do not include any sales charges.
3

Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:
Year ended June 30, 2012 0.00%[1] Year ended June 30, 2011 0.02%
Year ended June 30, 2010 0.03%
Year ended June 30, 2009 0.06%
Year ended June 30, 2008 0.07%

North Carolina Tax-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,		Year Ended August 31,
Class A	2012	2011[1]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$9.71	$10.12	$9.64	$9.80	$10.00	$10.30
Net investment income	0.34	0.30	0.39[3]	0.39	0.39	0.38
Net realized and unrealized gains (losses) on investments	0.63	(0.41)	0.49	(0.15)	(0.20)	(0.30)
Total from investment operations	0.97	(0.11)	0.88	0.24	0.19	0.08
Distributions to shareholders from
Net investment income	(0.34)	(0.30)	(0.40)	(0.40)	(0.39)	(0.38)
Net asset value, end of period	$10.34	$9.71	$10.12	$9.64	$9.80	$10.00
Total return[4]	10.09%	(1.05)%	9.38%	2.63%	1.90%	0.67%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.91%	0.90%	0.87%	0.92%[5]	0.98%[5]
Net expenses	0.85%	0.85%	0.88%	0.87%	0.89%[5]	0.93%[5]
Net investment income	3.34%	3.72%	4.03%	4.22%	3.88%	3.71%
Supplemental data
Portfolio turnover rate	48%	44%	63%	48%	78%	72%
Net assets, end of period (000's omitted)	$44,082	$47,954	$56,508	$51,028	$54,680	$59,828
1	For the ten months ended June 30, 2011. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 2011.
2

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen North Carolina Municipal Bond Fund.

3	Calculated based upon average shares outstanding.
4	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
5	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows: Year ended August 31, 2008 0.05% Year ended August 31, 2007 0.09%

North Carolina Tax-Free Fund

For a share outstanding throughout each period.

	Year ended June 30,		Year Ended August 31,
Class C	2012	2011[1]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$9.71	$10.12	$9.64	$9.80	$10.00	$10.30
Net investment income	0.26	0.24	0.32[3]	0.32	0.31	0.30
Net realized and unrealized gains (losses) on investments	0.63	(0.41)	0.49	(0.15)	(0.20)	(0.29)
Total from investment operations	0.89	(0.17)	0.81	0.17	0.11	0.01
Distributions to shareholders from
Net investment income	(0.26)	(0.24)	(0.33)	(0.33)	(0.31)	(0.31)
Net asset value, end of period	$10.34	$9.71	$10.12	$9.64	$9.80	$10.00
Total return[4]	9.27%	(1.66)%	8.57%	1.87%	1.13%	(0.08)%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.66%	1.65%	1.62%	1.64%[5]	1.68%[5]
Net expenses	1.60%	1.60%	1.63%	1.62%	1.64%[5]	1.68%[5]
Net investment income	2.59%	2.96%	3.26%	3.47%	3.12%	2.96%
Supplemental data
Portfolio turnover rate	48%	44%	63%	48%	78%	72%
Net assets, end of period (000's omitted)	$5,523	$5,789	$7,671	$4,805	$5,239	$5,734
1	For the ten months ended June 30, 2011. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 2011.
2

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen North Carolina Municipal Bond Fund.

3	Calculated based upon average shares outstanding.
4	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
5	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows: Year ended August 31, 2008 0.05% Year ended August 31, 2007 0.09%

Pennsylvania Tax-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,		Year Ended March 31,
Class A	2012	2011[1]	2011[2]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$10.93	$10.63	$10.90	$9.95	$10.84	$11.32
Net investment income	0.44	0.11	0.44	0.46	0.48	0.48
Net realized and unrealized gains (losses) on investments	0.72	0.30	(0.28)	0.95	(0.89)	(0.49)
Total from investment operations	1.16	0.41	0.16	1.41	(0.41)	(0.01)
Distributions to shareholders from
Net investment income	(0.44)	(0.11)	(0.43)	(0.46)	(0.48)	(0.47)
Net asset value, end of period	$11.65	$10.93	$10.63	$10.90	$9.95	$10.84
Total return[3]	10.81%	3.84%	1.56%	14.41%	(3.79)%	(0.05)%
Ratios to average net assets (annualized)
Gross expenses	0.88%[4]	0.87%[4]	0.84%[4]	0.76%[4]	0.73%[4]	0.76%[4]
Net expenses	0.74%[4]	0.74%[4]	0.75%[4]	0.76%[4]	0.73%[4]	0.71%[4]
Net investment income	3.90%	3.98%	3.99%	4.35%	4.67%	4.27%
Supplemental data
Portfolio turnover rate	21%	10%	46%	45%	35%	21%
Net assets, end of period (000's omitted)	$45,178	$43,188	$41,832	$48,762	$45,158	$48,045
1	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.
2

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Pennsylvania Municipal Bond Fund.

3	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
4

Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:
Year ended June 30, 2012 0.00%[5] Year ended June 30, 20111 0.01%
Year ended March 31, 2011 0.01%
Year ended March 31, 2010 0.00%[5] Year ended March 31, 2009 0.01%
Year ended March 31, 2008 0.03%

5	Amount is less than 0.005%.

Pennsylvania Tax-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,		Year Ended March 31,
Class B	2012	2011[1]	2011[2]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$10.89	$10.59	$10.86	$9.91	$10.80	$11.27
Net investment income	0.36[3]	0.09[3]	0.35[3]	0.38[3]	0.40[3]	0.37
Net realized and unrealized gains (losses) on investments	0.72	0.30	(0.27)	0.95	(0.89)	(0.45)
Total from investment operations	1.08	0.39	0.08	1.33	(0.49)	(0.08)
Distributions to shareholders from
Net investment income	(0.36)	(0.09)	(0.35)	(0.38)	(0.40)	(0.39)
Net asset value, end of period	$11.61	$10.89	$10.59	$10.86	$9.91	$10.80
Total return[4]	10.01%	3.66%	0.80%	13.60%	(4.54)%	(0.73)%
Ratios to average net assets (annualized)
Gross expenses	1.62%[5]	1.62%[5]	1.60%[5]	1.51%[5]	1.47%[5]	1.46%[5]
Net expenses	1.49%[5]	1.49%[5]	1.50%[5]	1.51%[5]	1.47%[5]	1.46%[5]
Net investment income	3.15%	3.22%	3.23%	3.63%	3.89%	3.51%
Supplemental data
Portfolio turnover rate	21%	10%	46%	45%	35%	21%
Net assets, end of period (000's omitted)	$2,264	$3,956	$4,932	$7,573	$11,287	$18,324
1	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.
2

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Pennsylvania Municipal Bond Fund.

3	Calculated based upon average shares outstanding.
4	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
5

Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:
Year ended June 30, 2012 0.00%[6] Year ended June 30, 2011[1] 0.01%
Year ended March 31, 2011 0.01%
Year ended March 31, 2010 0.00%[6] Year ended March 31, 2009 0.01%
Year ended March 31, 2008 0.03%

6	Amount is less than 0.005%.

Pennsylvania Tax-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,		Year Ended March 31,
Class C	2012	2011[1]	2011[2]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$10.91	$10.61	$10.88	$9.93	$10.82	$11.29
Net investment income	0.36	0.09	0.35	0.38	0.40	0.38
Net realized and unrealized gains (losses) on investments	0.72	0.30	(0.27)	0.95	(0.88)	(0.46)
Total from investment operations	1.08	0.39	0.08	1.33	(0.48)	(0.08)
Distributions to shareholders from
Net investment income	(0.36)	(0.09)	(0.35)	(0.38)	(0.41)	(0.39)
Net asset value, end of period	$11.63	$10.91	$10.61	$10.88	$9.93	$10.82
Total return[3]	9.99%	3.65%	0.80%	13.58%	(4.52)%	(0.72)%
Ratios to average net assets (annualized)
Gross expenses	1.63%[4]	1.62%[4]	1.59%[4]	1.51%[4]	1.48%[4]	1.46%[4]
Net expenses	1.49%[4]	1.49%[4]	1.50%[4]	1.51%[4]	1.48%[4]	1.46%[4]
Net investment income	3.15%	3.23%	3.23%	3.61%	3.91%	3.52%
Supplemental data
Portfolio turnover rate	21%	10%	46%	45%	35%	21%
Net assets, end of period (000's omitted)	$9,815	$8,331	$8,118	$9,020	$8,387	$9,896
1	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.
2

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Pennsylvania Municipal Bond Fund.

3	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
4

Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:
Year ended June 30, 2012 0.00%[5] Year ended June 30, 2011[1] 0.01%
Year ended March 31, 2011 0.01%
Year ended March 31, 2010 0.00%[5] Year ended March 31, 2009 0.01%
Year ended March 31, 2008 0.03%

5	Amount is less than 0.005%.

Short-Term Municipal Bond Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Class A	2012	2011	2010	2009[1]
Net asset value, beginning of period	$9.94	$9.88	$9.64	$9.70
Net investment income	0.19	0.25	0.27	0.38
Net realized and unrealized gains (losses) on investments	0.08	0.07	0.24	(0.06)
Total from investment operations	0.27	0.32	0.51	0.32
Distributions to shareholders from
Net investment income	(0.19)	(0.25)	(0.27)	(0.38)
Net realized gains	(0.01)	(0.01)	0.00	0.00
Total distributions to shareholders	(0.20)	(0.26)	(0.27)	(0.38)
Net asset value, end of period	$10.01	$9.94	$9.88	$9.64
Total return[2]	2.77%	3.21%	5.37%	3.39%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.79%	0.80%	0.87%
Net expenses	0.60%	0.60%	0.60%	0.60%
Net investment income	1.91%	2.48%	2.59%	4.14%
Supplemental data
Portfolio turnover rate	72%	75%	78%	101%
Net assets, end of period (000's omitted)	$1,467,816	$1,027,653	$794,709	$135,320
1	For the period from July 18, 2008 (commencement of operations) to June 30, 2009.
2	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

Short-Term Municipal Bond Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Class C	2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.94	$9.89	$9.64	$9.66	$9.73
Net investment income	0.12	0.17	0.20	0.32	0.31
Net realized and unrealized gains (losses) on investments	0.08	0.06	0.25	(0.02)	(0.07)
Total from investment operations	0.20	0.23	0.45	0.30	0.24
Distributions to shareholders from
Net investment income	(0.12)	(0.17)	(0.20)	(0.32)	(0.31)
Net realized gains	(0.01)	(0.01)	0.00	0.00	0.00
Total distributions to shareholders	(0.13)	(0.18)	(0.20)	(0.32)	(0.31)
Net asset value, end of period	$10.01	$9.94	$9.89	$9.64	$9.66
Total return[1]	2.01%	2.34%	4.67%	3.25%	2.50%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.54%	1.56%	1.61%	1.71%
Net expenses	1.35%	1.35%	1.35%	1.36%	1.55%
Net investment income	1.18%	1.74%	1.80%	3.36%	3.15%
Supplemental data
Portfolio turnover rate	72%	75%	78%	101%	94%
Net assets, end of period (000's omitted)	$211,286	$201,870	$184,885	$21,599	$5,656
1	Total return calculations do not include any sales charges.

Strategic Municipal Bond Fund

For a share outstanding throughout each period.

	Year Ended June 30,		Year Ended May 31,
Class A	2012	2011[1]	2011[2]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$8.77	$8.75	$8.67	$8.59	$8.70	$8.78
Net investment income	0.21	0.02	0.26	0.25	0.31	0.33
Net realized and unrealized gains (losses) on investments	0.18	0.02	0.08	0.08	(0.11)	(0.08)
Total from investment operations	0.39	0.04	0.34	0.33	0.20	0.25
Distributions to shareholders from
Net investment income	(0.21)	(0.02)	(0.26)	(0.25)	(0.31)	(0.33)
Net realized gains	(0.01)	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.22)	(0.02)	(0.26)	(0.25)	(0.31)	(0.33)
Net asset value, end of period	$8.94	$8.77	$8.75	$8.67	$8.59	$8.70
Total return[3]	4.48%	0.49%	4.01%	3.76%	2.54%	2.90%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.88%	0.99%	1.01%	1.05%
Net expenses	0.83%	0.83%	0.87%	0.99%	1.01%	1.01%
Net investment income	2.31%	3.15%	3.02%	2.85%	3.64%	3.76%
Supplemental data
Portfolio turnover rate	74%	12%	130%	40%	53%	59%
Net assets, end of period (000's omitted)	$549,357	$353,518	$330,896	$329,475	$333,901	$287,472
1	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.
2

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Strategic Municipal Bond Fund.

3	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

Strategic Municipal Bond Fund

For a share outstanding throughout each period.

	Year Ended June 30,		Year Ended May 31,
Class B	2012	2011[1]	2011[2]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$8.75	$8.73	$8.65	$8.57	$8.68	$8.76
Net investment income	0.15[3]	0.02[3]	0.19[3]	0.19[3]	0.25[3]	0.25
Net realized and unrealized gains (losses) on investments	0.17	0.02	0.09	0.07	(0.11)	(0.07)
Total from investment operations	0.32	0.04	0.28	0.26	0.14	0.18
Distributions to shareholders from
Net investment income	(0.14)	(0.02)	(0.20)	(0.18)	(0.25)	(0.26)
Net realized gains	(0.01)	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.15)	(0.02)	(0.20)	(0.18)	(0.25)	(0.26)
Net asset value, end of period	$8.92	$8.75	$8.73	$8.65	$8.57	$8.68
Total return[4]	3.71%	0.43%	3.23%	2.99%	1.78%	2.13%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.58%	1.64%	1.74%	1.76%	1.76%
Net expenses	1.58%	1.58%	1.63%	1.74%	1.76%	1.76%
Net investment income	1.69%	2.40%	2.20%	2.20%	2.91%	3.02%
Supplemental data
Portfolio turnover rate	74%	12%	130%	40%	53%	59%
Net assets, end of period (000's omitted)	$3,738	$6,741	$7,531	$16,123	$31,991	$50,872
1	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.
2

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Strategic Municipal Bond Fund.

3	Calculated based upon average shares outstanding.
4	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

Strategic Municipal Bond Fund

For a share outstanding throughout each period.

	Year Ended June 30,		Year Ended May 31,
Class C	2012	2011[1]	2011[2]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$8.80	$8.78	$8.70	$8.62	$8.73	$8.81
Net investment income	0.14	0.02	0.20	0.18	0.24	0.27
Net realized and unrealized gains (losses) on investments	0.18	0.02	0.08	0.09	(0.10)	(0.08)
Total from investment operations	0.32	0.04	0.28	0.27	0.14	0.19
Distributions to shareholders from
Net investment income	(0.14)	(0.02)	(0.20)	(0.19)	(0.25)	(0.27)
Net realized gains	(0.01)	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.15)	(0.02)	(0.20)	(0.19)	(0.25)	(0.27)
Net asset value, end of period	$8.97	$8.80	$8.78	$8.70	$8.62	$8.73
Total return[3]	3.69%	0.42%	3.23%	2.99%	1.78%	2.13%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.58%	1.63%	1.74%	1.76%	1.76%
Net expenses	1.58%	1.58%	1.62%	1.74%	1.76%	1.76%
Net investment income	1.59%	2.40%	2.26%	2.08%	2.88%	3.01%
Supplemental data
Portfolio turnover rate	74%	12%	130%	40%	53%	59%
Net assets, end of period (000's omitted)	$147,006	$113,724	$112,740	$130,775	$109,379	$88,638
1	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.
2

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Strategic Municipal Bond Fund.

3	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

Ultra Short-Term Municipal Income Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Class A	2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$4.82	$4.81	$4.78	$4.75	$4.76
Net investment income	0.05	0.06	0.07	0.20	0.20
Net realized and unrealized gains (losses) on investments	0.00	0.01	0.03	0.03	(0.01)
Total from investment operations	0.05	0.07	0.10	0.23	0.19
Distributions to shareholders from
Net investment income	(0.05)	(0.06)	(0.07)	(0.20)	(0.20)
Net asset value, end of period	$4.82	$4.82	$4.81	$4.78	$4.75
Total return[2]	0.96%	1.51%	2.17%	5.00%	4.10%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.78%	0.84%	0.99%
Net expenses	0.67%	0.67%	0.67%	0.67%	0.70%
Net investment income	0.95%	1.28%	1.44%	3.77%	4.14%
Supplemental data
Portfolio turnover rate	111%	127%	120%	186%	191%
Net assets, end of period (000's omitted)	$2,603,618	$2,691,449	$3,466,977	$2,227,869	$112,660
1	Effective June 20, 2008, Advisor Class was renamed Class A.
2	Total return calculations do not include any sales charges.

Ultra Short-Term Municipal Income Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Class C	2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$4.82	$4.81	$4.78	$4.76	$4.75
Net investment income	0.01	0.03	0.04	0.16	0.04
Net realized and unrealized gains (losses) on investments	0.00	0.01	0.03	0.02	0.01
Total from investment operations	0.01	0.04	0.07	0.18	0.05
Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.04)	(0.16)	(0.04)
Net asset value, end of period	$4.82	$4.82	$4.81	$4.78	$4.76
Total return[2]	0.25%	0.76%	1.40%	3.95%	1.00%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.51%	1.53%	1.58%	1.63%
Net expenses	1.42%	1.42%	1.42%	1.42%	1.42%
Net investment income	0.23%	0.54%	0.70%	2.79%	2.93%
Supplemental data
Portfolio turnover rate	111%	127%	120%	186%	191%
Net assets, end of period (000's omitted)	$148,465	$216,389	$385,331	$255,585	$2,276
1	For the period from March 31, 2008 (commencement of class operations) to June 30, 2008.
2	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

Wisconsin Tax-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Class A	2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.68	$10.67	$10.43	$10.37	$10.44
Net investment income	0.34	0.36	0.32	0.38	0.09
Net realized and unrealized gains (losses) on investments	0.42	0.01	0.35	0.06	(0.07)
Total from investment operations	0.76	0.37	0.67	0.44	0.02
Distributions to shareholders from
Net investment income	(0.34)	(0.36)	(0.32)	(0.38)	(0.09)
Net realized gains	(0.01)	0.00	(0.11)	0.00	0.00
Total distributions to shareholders	(0.35)	(0.36)	(0.43)	(0.38)	(0.09)
Net asset value, end of period	$11.09	$10.68	$10.67	$10.43	$10.37
Total return[2]	7.19%	3.52%	6.52%	4.38%	0.21%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.92%	0.93%	0.97%	0.99%
Net expenses	0.70%	0.70%	0.70%	0.68%	0.70%
Net investment income	3.06%	3.43%	3.00%	3.71%	3.34%
Supplemental data
Portfolio turnover rate	14%	60%	48%	126%	102%
Net assets, end of period (000's omitted)	$20,844	$11,540	$7,535	$5,110	$331
1	For the period from March 31, 2008 (commencement of operations) to June 30, 2008.
2	Total return calculations do not include any sales charges. Returns for periods less than one year are not annualized.

Wisconsin Tax-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Class C	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.68	$10.67	$10.43	$10.37	$10.44
Net investment income	0.26	0.27	0.23	0.30	0.30
Net realized and unrealized gains (losses) on investments	0.42	0.01	0.35	0.06	(0.05)
Total from investment operations	0.68	0.28	0.58	0.36	0.25
Distributions to shareholders from
Net investment income	(0.26)	(0.27)	(0.23)	(0.30)	(0.30)
Net realized gains	(0.01)	0.00	(0.11)	0.00	(0.02)
Total distributions to shareholders	(0.27)	(0.27)	(0.34)	(0.30)	(0.32)
Net asset value, end of period	$11.09	$10.68	$10.67	$10.43	$10.37
Total return[1]	6.40%	2.71%	5.67%	3.54%	2.40%
Ratios to average net assets (annualized)
Gross expenses	1.67%	1.67%	1.68%	1.73%	1.82%
Net expenses	1.45%	1.48%	1.49%	1.49%	1.49%
Net investment income	2.32%	2.56%	2.20%	2.89%	2.82%
Supplemental data
Portfolio turnover rate	14%	60%	48%	126%	102%
Net assets, end of period (000's omitted)	$11,393	$9,552	$10,979	$7,528	$5,123
1	Total return calculations do not include any sales charges.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2012 Wells Fargo Funds Management, LLC. All rights reserved	112MIR/P1101 (11-12) ICA Reg. No. 811-09253
Wells Fargo Advantage Funds	|	November 1, 2012

Municipal Income Funds

Prospectus

Administrator Class

California Limited-Term Tax-Free Fund	Municipal Bond Fund
SCTIX	WMFDX
California Tax-Free Fund	Short-Term Municipal Bond Fund
SGCAX	WSTMX
Colorado Tax-Free Fund	Strategic Municipal Bond Fund
NCOTX	VMPYX
Intermediate Tax/AMT-Free Fund	Ultra Short-Term Municipal Income Fund
WFITX	WUSMX
Minnesota Tax-Free Fund
NWMIX

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

California Limited-Term Tax-Free Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.61%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$62
3 Years	$234
5 Years	$421
10 Years	$961

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 2 and 7 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning, as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 1st Quarter 2009	+3.27%
Lowest Quarter: 2nd Quarter 2004	-1.33%
Year-to-date total return as of 9/30/2012 is +3.01%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	9/6/1996	4.72%	3.80%	3.58%
Administrator Class (after taxes on distributions)	9/6/1996	4.72%	3.80%	3.55%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	9/6/1996	4.13%	3.75%	3.51%
Barclays California Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)		4.27%	4.51%	3.81%
Barclays Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)		4.19%	4.50%	3.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Terry J. Goode, Portfolio Manager / 2011 Adrian Van Poppel, Portfolio Manager / 2009

Purchase and Sale of Fund Shares

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

California Tax-Free Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.76%
Fee Waivers	0.21%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.55%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$56
3 Years	$222
5 Years	$402
10 Years	$923

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 3rd Quarter 2009	+8.32%
Lowest Quarter: 4th Quarter 2010	-4.65%
Year-to-date total return as of 9/30/2012 is +8.25%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	12/15/1997	11.38%	4.42%	4.96%
Administrator Class (after taxes on distributions)	12/15/1997	11.34%	4.39%	4.87%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	12/15/1997	9.05%	4.41%	4.88%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%
Barclays California Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		12.28%	5.04%	5.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Terry J. Goode, Portfolio Manager / 2011 Robert J. Miller, Portfolio Manager / 2011 Adrian Van Poppel, Portfolio Manager / 2009

Purchase and Sale of Fund Shares

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Colorado Tax-Free Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax and Colorado individual income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	0.25%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.61%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$62
3 Years	$249
5 Years	$452
10 Years	$1,038

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Colorado individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Colorado individual income tax. Our investment holdings may include municipal securities issued by the state of Colorado and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Colorado Municipal Securities Risk. Colorado's economy is based on information, professional and technical services, communications, transportation, tourism, national resources and mining, and manufacturing. Certain obligations of Colorado state and local public entities are subject to particular economic risks, such as the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 3rd Quarter 2009	+6.85%
Lowest Quarter: 4th Quarter 2010	-4.26%
Year-to-date total return as of 9/30/2012 is +7.04%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	8/23/1993	9.40%	3.99%	4.67%
Administrator Class (after taxes on distributions)	8/23/1993	9.40%	3.98%	4.67%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	8/23/1993	7.71%	4.05%	4.67%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%
Barclays Colorado Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.29%	5.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Terry J. Goode, Portfolio Manager / 2011 Adrian Van Poppel, Portfolio Manager / 2005

Purchase and Sale of Fund Shares

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Intermediate Tax/AMT-Free Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.33%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.76%
Fee Waivers	0.16%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.60%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$61
3 Years	$227
5 Years	$407
10 Years	$927

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT);

■

up to 15% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, including federal AMT. Some of the securities may be below investment grade or unrated and deemed by us to be of comparable quality. Under normal circumstances, we do not invest in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 10 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 3rd Quarter 2009	+7.13%
Lowest Quarter: 4th Quarter 2008	-4.15%
Year-to-date total return as of 9/30/2012 is +5.68%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	3/31/2008	9.34%	5.00%	5.36%
Administrator Class (after taxes on distributions)	3/31/2008	9.30%	4.97%	5.25%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	3/31/2008	7.30%	4.80%	5.10%
Barclays 1-15 Year Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)		8.80%	5.48%	5.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2001 Robert J. Miller, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Minnesota Tax-Free Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers	0.23%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.60%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$61
3 Years	$242
5 Years	$438
10 Years	$1,004

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Minnesota individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Minnesota individual income tax. Our investment holdings may include municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. While the Fund is required, under normal circumstances, to invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from Minnesota individual income tax, we currently intend to manage the portfolio so that at least 95% of the income generated by the Fund is exempt from Minnesota individual income tax. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Minnesota Municipal Securities Risk. Minnesota's economy relies significantly on agriculture and the manufacturing of computers, electronics and food products. Adverse conditions affecting any of these areas could have a disproportionate impact on Minnesota municipal securities.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 3rd Quarter 2009	+5.89%
Lowest Quarter: 4th Quarter 2010	-3.56%
Year-to-date total return as of 9/30/2012 is +5.61%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	8/2/1993	9.92%	4.77%	4.96%
Administrator Class (after taxes on distributions)	8/2/1993	9.69%	4.69%	4.89%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	8/2/1993	8.18%	4.68%	4.87%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%
Barclays Minnesota Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		9.47%	5.49%	5.35%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Wendy Casetta, Portfolio Manager / 2008 Bruce R. Johns, Portfolio Manager / 2012

Purchase and Sale of Fund Shares

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Municipal Bond Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.31%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.74%
Fee Waivers	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.60%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$61
3 Years	$222
5 Years	$398
10 Years	$905

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT;

■

up to 20% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 3rd Quarter 2009	+9.80%
Lowest Quarter: 4th Quarter 2008	-8.36%
Year-to-date total return as of 9/30/2012 is +8.51%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	4/8/2005	10.27%	5.31%	6.13%
Administrator Class (after taxes on distributions)	4/8/2005	10.19%	5.19%	6.06%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	8.22%	5.10%	5.90%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2000 Robert J. Miller, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Short-Term Municipal Bond Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.72%
Fee Waivers	0.12%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.60%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$61
3 Years	$218
5 Years	$389
10 Years	$883

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT;

■

up to 15% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 3 years or less.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 1st Quarter 2009	+3.29%
Lowest Quarter: 4th Quarter 2008	-2.06%
Year-to-date total return as of 9/30/2012 is 2.07%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	3.24%	3.69%	3.60%
Administrator Class (after taxes on distributions)	7/30/2010	3.20%	3.66%	3.59%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	2.95%	3.63%	3.57%
Barclays 1-3 Year Composite Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.51%	3.67%	3.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Wendy Casetta, Portfolio Manager / 2007 Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2000

Purchase and Sale of Fund Shares

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Strategic Municipal Bond Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.77%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.68%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$69
3 Years	$237
5 Years	$419
10 Years	$946

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from regular federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 35% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from regular federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest any amount of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 1st Quarter 2009	+2.49%
Lowest Quarter: 4th Quarter 2008	-0.94%
Year-to-date total return as of 9/30/2012 is +3.60%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	10/6/1997	5.26%	3.67%	3.72%
Administrator Class (after taxes on distributions)	10/6/1997	5.20%	3.65%	3.37%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	10/6/1997	4.55%	3.63%	3.34%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Wendy Casetta, Portfolio Manager / 2010 Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2010 Robert J. Miller, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Ultra Short-Term Municipal Income Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.28%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.69%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.60%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$61
3 Years	$212
5 Years	$375
10 Years	$850

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT; and

■

up to 10% of the Fund's total assets in below investment-grade municipal securities.

We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 1 year or less.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 1st Quarter 2009	+2.38%
Lowest Quarter: 4th Quarter 2004	-0.19%
Year-to-date total return as of 9/30/2012 is 0.71%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	1.36%	3.06%	2.74%
Administrator Class (after taxes on distributions)	7/30/2010	1.35%	3.05%	2.73%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	1.35%	3.04%	2.77%
Barclays 1 Year Municipal Bond Index (1-2) (reflects no deduction for fees, expenses, or taxes)		1.58%	3.03%	2.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Wendy Casetta, Portfolio Manager / 2005 Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2000

Purchase and Sale of Fund Shares

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy for each of the Funds in this Prospectus concerning "80% of the Fund's net assets" may not be changed without approval by a majority of Fund shareholders.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

California Limited-Term Tax-Free Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Terry J. Goode; Adrian Van Poppel
Fund Inception:	11/18/1992
Administrator Class	Ticker: SCTIX	Fund Number: 633

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 2 and 7 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning, as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ California Municipal Securities Risk ■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Non-Diversification Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

California Tax-Free Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Terry J. Goode; Robert J. Miller; Adrian Van Poppel
Fund Inception:	10/6/1988
Administrator Class	Ticker: SGCAX	Fund Number: 632

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ California Municipal Securities Risk ■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Non-Diversification Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Colorado Tax-Free Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Terry J. Goode; Adrian Van Poppel
Fund Inception:	6/1/1993
Administrator Class	Ticker: NCOTX	Fund Number: 73

Investment Objective

The Fund seeks current income exempt from federal income tax and Colorado individual income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Colorado individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Colorado individual income tax. Our investment holdings may include municipal securities issued by the state of Colorado and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Colorado Municipal Securities Risk ■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Non-Diversification Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Intermediate Tax/AMT-Free Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Lyle J. Fitterer, CFA, CPA; Robert J. Miller
Fund Inception:	7/31/2001
Administrator Class	Ticker: WFITX	Fund Number: 3718

Investment Objective

The Fund seeks current income exempt from federal income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT);

■

up to 15% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, including federal AMT. Some of the securities may be below investment grade or unrated and deemed by us to be of comparable quality. Under normal circumstances, we do not invest in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 10 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Minnesota Tax-Free Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Wendy Casetta; Bruce R. Johns
Fund Inception:	1/12/1988
Administrator Class	Ticker: NWMIX	Fund Number: 63

Investment Objective

The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Minnesota individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Minnesota individual income tax. Our investment holdings may include municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. While the Fund is required, under normal circumstances, to invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from Minnesota individual income tax, we currently intend to manage the portfolio so that at least 95% of the income generated by the Fund is exempt from Minnesota individual income tax. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk ■ Leverage Risk	■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Minnesota Municipal Securities Risk ■ Municipal Securities Risk ■ Non-Diversification Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Municipal Bond Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Lyle J. Fitterer, CFA, CPA; Robert J. Miller
Fund Inception:	10/23/1986
Administrator Class	Ticker: WMFDX	Fund Number: 3707

Investment Objective

The Fund seeks current income exempt from federal income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT;

■

up to 20% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Short-Term Municipal Bond Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Wendy Casetta; Lyle J. Fitterer, CFA, CPA
Fund Inception:	12/31/1991
Administrator Class	Ticker: WSTMX	Fund Number: 3763

Investment Objective

The Fund seeks current income exempt from federal income tax consistent with capital preservation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT;

■

up to 15% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 3 years or less.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Strategic Municipal Bond Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Wendy Casetta; Lyle J. Fitterer, CFA, CPA; Robert J. Miller
Fund Inception	3/21/1985
Administrator Class	Ticker: VMPYX	Fund Number: 4702

Investment Objective

The Fund seeks current income exempt from regular federal income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT);

■

up to 35% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from regular federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest any amount of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Ultra Short-Term Municipal Income Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Wendy Casetta; Lyle J. Fitterer, CFA, CPA
Fund Inception:	11/30/1995
Administrator Class	Ticker: WUSMX	Fund Number: 3764

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT; and

■

up to 10% of the Fund's total assets in below investment-grade municipal securities.

We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 1 year or less.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Leverage Risk	■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on the Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

California Municipal Securities Risk
 Events in California are likely to affect a Fund's investments in California municipal securities. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. The State of California may experience economic, budgetary and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. Economic and financial problems experienced by the State and its local governments could also negatively impact the ability of the issuers to meet their obligations, and the value and liquidity of California municipal securities. In particular, State-level budgetary and cash flow problems may adversely impact the liquidity and values of certain securities in which the Fund invests that have exposure to State-level general obligations.

Colorado Municipal Securities Risk
 Events in Colorado are likely to affect a Fund's investments in Colorado municipal securities. The Colorado economy is based on information, professional and technical services, communications, transportation, tourism, natural resources and mining, and manufacturing. Certain obligations of Colorado state and local public entities are subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Derivatives Risk
The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions (e.g., over-the-counter swaps) are subject to counterparty risk.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund's ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Futures Risk
Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk
High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values tend to be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

Inverse Floater Risk
An inverse floater is a derivative debt instrument created by depositing a municipal security in a trust. The trust then issues two securities: a short-term floating rate security, which is referred to as a "floater," and a long-term floating rate security, which is referred to as an "inverse floater." A floater entitles the holder to interest payments based on specified short-term interest rates and to an option to tender the security for repayment of its principal value. An inverse floater entitles the holder to interest payments based on a rate that varies inversely to changes in the rate payable on the floater and to a residual interest in the underlying municipal security held in trust. The Fund, as a holder of an inverse floater, retains the entire risk of loss on the underlying municipal security and thus could lose more than its principal investment. An inverse floater produces less income (and may produce no income) and may decline in value when the rate payable on the floater rises, and produces more income and may increase in value when the rate payable on the floater falls. An inverse floater involves leverage, which may magnify the Fund's gains or losses, and exhibits greater price and income volatility than a bond with a similar maturity. The tender of a floater, the failure of a remarketing agent to sell a floater or certain other events may require the dissolution of the trust or the liquidation of the underlying municipal security. In that event, the Fund, as a holder of an inverse floater, and thus a residual interest in the underlying municipal security, may lose some or all of its investment. An inverse floater is also subject to the risks associated with derivatives and municipal securities.

Leverage Risk
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. Certain derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Minnesota Municipal Securities Risk
Events in Minnesota are likely to affect a Fund's investments in Minnesota municipal securities. Although Minnesota has a relatively diverse economy, its economy relies significantly on agriculture and the manufacturing of computers, electronics and food products. Adverse conditions affecting any of these areas could have a disproportionate impact on Minnesota municipal securities.

Municipal Securities Risk
Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable. The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

Non-Diversification Risk
A Fund that is considered "non-diversified" under the 1940 Act may invest a greater percentage of its assets in the securities of a single issuer than a Fund that is considered "diversified" (a "diversified" investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer or own more than 10% of an issuer's outstanding voting securities). A non-diversified Fund is therefore more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at wellsfargoadvantagefunds.com. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust ("Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

The Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer finance services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds and closed-end funds.

As investment adviser, Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser and supervise and monitor the activities of the sub-advisers on an ongoing basis. Funds Management retains overall responsibility for the management of the Funds.

Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these investment advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as investment adviser to the Funds. A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Funds is available in those Funds' respective annual report for the fiscal period ended June 30, 2012.

For each Fund's most recent fiscal year, the investment advisory fee paid to Funds Management, net of any applicable waivers or reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
California Limited-Term Tax-Free Fund	0.23%
California Tax-Free Fund	0.24%
Colorado Tax-Free Fund	0.21%
Intermediate Tax/AMT Free Fund	0.21%
Minnesota Tax-Free Fund	0.19%
Municipal Bond Fund	0.26%
hort-Term Municipal Bond Fund	0.15%
trategic Municipal Bond Fund	0.31%
Ultra Short-Term Municipal Income Fund	0.21%

The Sub-Adviser and Portfolio Managers

The following sub-adviser and portfolio managers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105 and serves as the sub-adviser to the Fund(s). Accordingly, Wells Capital Management provides portfolio management services, among other services, to the Fund(s). Wells Capital Management is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.

Wendy Casetta Minnesota Tax-Free Fund Short-Term Municipal Bond Fund Strategic Municipal Bond Fund Ultra Short-Term Municipal Income Fund	Ms. Casetta joined Wells Capital Management or one of its predecessor firms in 1998, where she currently serves as a Portfolio Manager with the Tax-Exempt Fixed-Income team.
Lyle J. Fitterer, CFA, CPA Intermediate Tax/AMT-Free Fund Municipal Bond Fund Short-Term Municipal Bond Fund Strategic Municipal Bond Fund Ultra Short-Term Municipal Income Fund

Mr. Fitterer joined Wells Capital Management or one of its predecessor firms in 1989, where he currently serves as a Portfolio Management and is the Managing Director and Head of the Tax-Exempt Fixed-Income team.

Terry J. Goode California Limited-Term Tax-Free Fund California Tax-Free Fund Colorado Tax-Free Fund

Mr. Goode joined Wells Capital Management in 2002, where he currently serves as a Portfolio Manager with the Tax-Exempt Fixed-Income team. Mr. Goode was previously the leader of the firm's Tax-Exempt Research team.

Bruce R. Johns Minnesota Tax-Free Fund	Mr. Johns joined Wells Capital Management or one of its predecessor firms in 1998, where he currently serves as a Sr. Research Analyst and Portfolio Manager for the Tax-Exempt Fixed-Income team.
Robert J. Miller California Tax-Free Fund Intermediate Tax/AMT-Free Fund Municipal Bond Fund Strategic Municipal Bond Fund	Mr. Miller joined Wells Capital Management in 2008, where he currently serves as a Portfolio Manager with the Tax-Exempt Fixed-Income team.
Adrian Van Poppel California Limited-Term Tax-Free Fund California Tax-Free Fund Colorado Tax-Free Fund	Mr. Van Poppel joined Wells Capital Management in 1997, where he currently serves as a Portfolio Manager with the Tax-Exempt Fixed-Income team.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Intermediate Tax/AMT-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Strategic Municipal Bond Fund and Ultra Short-Term Municipal Income Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund may seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. There is no guarantee the SEC would grant such exemptive relief. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholder Servicing Agents

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each Class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, Funds Management, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

The share price ("net asset value per share" or "NAV") for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Buy Shares

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

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Employee benefit plan programs that have at least $10 million in plan assets;

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Broker-dealer managed account or wrap programs that charge an asset-based fee;

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Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

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Internal Revenue Code Section 529 college savings plan accounts;

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Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

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Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

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Institutions who invest a minimum initial amount of $1 million in a Fund; and

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Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

A new account may not be opened by telephone or internet unless the institution has another Wells Fargo Advantage Fund account. If the institution does not currently have an account, contact your investment representative.

To buy additional shares or to buy
shares in a new Fund:

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Call Investor Services at
1-800-222-8222 or

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Call 1-800-368-7550 for the
automated phone system or

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Visit our Web site at
wellsfargoadvantagefunds.com

By Wire

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Complete and sign the Administrator Class account application

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Call Investor Services at 1-800-222-8222 for faxing instructions

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Use the following wiring instructions:

Receiving bank: State Street Bank & Trust Company, Boston, MA
Bank ABA/routing number: 011000028
Bank account number: 9905-437-1
For credit to: Wells Fargo Advantage Funds
For further credit to: [Your name (as registered on your fund account) and your fund and account number]

■ To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes For Buying Shares

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Proper Form. If the transfer agent receives your new account application or purchase request in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your new account application or purchase request is received in proper form after the close of trading on the NYSE, your transaction will be priced at the next business day's NAV. If your new account application or purchase request is not in proper form, additional documentation may be required to process your transaction.

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Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

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U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

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Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

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Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

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Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

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Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to a Fund and for delivering required payment on a timely basis.

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Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from a Fund, and for transmitting shareholder voting instructions to a Fund.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

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To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

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Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

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Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

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Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

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To arrange for a Federal Funds wire, call 1-800-222-8222.

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Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

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Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at wellsfargoadvantagefunds.com.
Through Your Investment Representative	Contact your investment representative.

General Notes for Selling Shares

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Proper Form. If the transfer agent receives your request to sell shares in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your request to sell shares is received in proper form after the close of trading on the NYSE, it will be priced at the next business day's NAV. If your request is not in proper form, additional documentation may be required to sell your shares.

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Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

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Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

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Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

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Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

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Same-fund exchanges between Class A, Class C, Administrator Class, Institutional Class and Investor Class shares are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; (2) in order for exchanges into Class A shares, the shareholder must be able to qualify to purchase Class A shares at net asset value based on current prospectus guidelines; and (3) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

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An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

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You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

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Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

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If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

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Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

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Money market funds;

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Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund (the "Ultra Short Funds");

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Purchases of shares through dividend reinvestments or capital gain distributions;

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Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

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Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

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Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

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Permitted exchanges between share classes of the same Fund;

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Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

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Purchases below $5,000 (including purchases that are part of an exchange transaction).

In the event that an asset allocation or "wrap" program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

Because the Ultra Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than longer-term funds. As a result, the Ultra Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the Ultra Short Funds or their shareholders. Although the policies adopted by the Ultra Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the Ultra Short Funds to facilitate frequent purchases and redemptions of shares in longer-term funds in contravention of the policies and procedures adopted by the longer-term funds.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

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Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

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Qualified Retirement Plans, including Simple IRAs, SEP IRAs, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at wellsfargoadvantagefunds.com. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds declare distributions of any net investment income daily, and pay such distributions monthly. The Funds generally make distributions of any realized net capital gains annually.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions from the Fund's net interest income from municipal obligations generally will not be subject to federal income tax, although a portion of such distributions could be subject to federal AMT. For the state-specific Funds, it is intended that distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to that particular state's individual income taxes if the Fund primarily invests in such securities.

Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. These reduced rates of tax will expire after December 31, 2010. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

To the extent a distribution from a Fund is taxable, such distribution generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding the performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Barclays Municipal Bond Index	Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa.
Barclays 1-15 Year Municipal Blend Index	The Barclays 1-15 Year Municipal Blend Index is the 1-15 Year Blend component of the Barclays Municipal Bond Index.
Barclays 1 Year Municipal Bond Index	The Barclays 1-Year Municipal Bond Index is the 1-year component of the Barclays Municipal Bond Index.
Barclays Municipal 1-5 Year Blend Index	The Barclays Municipal 1-5 Year Blend Index is the 1-5 Year Blend component of the Barclays Municipal Bond Index.
Barclays California Municipal 1-5 Year Blend Index	The Barclays California Municipal 1-5 Year Blend Index is the 1-5 Year Blend component of the Barclays California Municipal Bond Index.
Barclays 1-3 Year Composite Municipal Bond Index	The Barclays 1-3 Year Composite Municipal Bond Index is a blended index weighted 50% in the Barclays 1-Year Municipal Bond Index and 50% in the Barclays 3-Year Municipal Bond Index.
Barclays California Municipal Bond Index	The Barclays California Municipal Bond Index is the California component of the Barclays Municipal Bond Index.
Barclays Colorado Municipal Bond Index	The Barclays Colorado Municipal Bond Index is the Colorado component of the Barclays Municipal Bond Index.
Barclays Minnesota Municipal Bond Index	The Barclays Minnesota Municipal Bond Index is the Minnesota component of the Barclays Municipal Bond Index.

Share Class Performance
 The following provides additional information about the performance history of the Funds contained in this prospectus, including information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

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Intermediate Tax-Free Fund - Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

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Municipal Bond Fund - Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

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Short-Term Municipal Bond Fund - Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

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Strategic Municipal Bond Fund - Historical performance shown for the Administrator class of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Strategic Municipal Bond Fund.

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Ultra Short-Term Municipal Income Fund - Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand each Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, which is available upon request.

California Limited-Term Tax-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Administrator Class	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.34	$10.35	$10.13	$10.14	$10.20
Net investment income	0.29	0.29	0.30	0.41	0.39
Net realized and unrealized gains (losses) on investments	0.19	(0.01)	0.23	(0.01)	(0.05)
Total from investment operations	0.48	0.28	0.53	0.40	0.34
Distributions to shareholders from
Net investment income	(0.29)	(0.29)	(0.31)	(0.41)	(0.40)
Net asset value, end of period	$10.53	$10.34	$10.35	$10.13	$10.14
Total return	4.65%	2.72%	5.34%	4.03%	3.34%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.79%	0.79%	0.87%	0.91%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.72%	2.77%	2.91%	4.08%	3.85%
Supplemental data
Portfolio turnover rate	56%	54%	34%	64%	69%
Net assets, end of period (000's omitted)	$269,980	$209,794	$184,246	$60,259	$43,800

California Tax-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Administrator Class	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.55	$10.71	$10.16	$10.66	$11.04
Net investment income	0.48	0.48	0.48	0.52	0.51
Net realized and unrealized gains (losses) on investments	0.84	(0.16)	0.56	(0.50)	(0.35)
Total from investment operations	1.32	0.32	1.04	0.02	0.16
Distributions to shareholders from
Net investment income	(0.48)	(0.48)	(0.49)	(0.52)	(0.51)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.48)	(0.48)	(0.49)	(0.52)	(0.54)
Net asset value, end of period	$11.39	$10.55	$10.71	$10.16	$10.66
Total return	12.67%	3.10%	10.35%	0.32%	1.51%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.75%	0.78%	0.81%	0.84%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	4.26%	4.54%	4.53%	5.10%	4.67%
Supplemental data
Portfolio turnover rate	41%	23%	31%	44%	43%
Net assets, end of period (000's omitted)	$179,670	$118,170	$172,814	$74,046	$77,702

Colorado Tax-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Administrator Class	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.15	$10.35	$9.90	$10.32	$10.57
Net investment income	0.41	0.46	0.43[1]	0.48[1]	0.47[1]
Net realized and unrealized gains (losses) on investments	0.57	(0.20)	0.47	(0.42)	(0.25)
Total from investment operations	0.98	0.26	0.90	0.06	0.22
Distributions to shareholders from
Net investment income	(0.41)	(0.46)	(0.45)	(0.47)	(0.46)
Net realized gains	0.00	0.00	0.00	(0.01)	(0.01)
Total distributions to shareholders	(0.41)	(0.46)	(0.45)	(0.48)	(0.47)
Net asset value, end of period	$10.72	$10.15	$10.35	$9.90	$10.32
Total return	9.78%	2.59%	9.17%	0.76%	2.10%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.83%	0.92%	0.94%
Net expenses	0.60%	0.60%	0.60%	0.63%	0.64%
Net investment income	3.89%	4.51%	4.21%	4.84%	4.44%
Supplemental data
Portfolio turnover rate	41%	22%	15%	20%	15%
Net assets, end of period (000's omitted)	$43,876	$39,021	$44,143	$43,746	$45,046
1	Calculated based upon average shares outstanding

Intermediate Tax/AMT-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Administrator Class	2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.95	$10.82	$10.21	$10.53	$10.56
Net investment income	0.36	0.37	0.38	0.45	0.11
Net realized and unrealized gains (losses) on investments	0.59	0.13	0.62	(0.31)	(0.03)
Total from investment operations	0.95	0.50	1.00	0.14	0.08
Distributions to shareholders from
Net investment income	(0.36)	(0.37)	(0.39)	(0.45)	(0.11)
Net realized gains	(0.00)[2]	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.36)	(0.37)	(0.39)	(0.46)	(0.11)
Net asset value, end of period	$11.54	$10.95	$10.82	$10.21	$10.53
Total return[3]	8.81%	4.68%	9.85%	1.43%	0.80%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.76%	0.77%	0.78%	0.85%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.18%	3.39%	3.51%	4.40%	4.31%
Supplemental data
Portfolio turnover rate	38%	52%	61%	92%	98%
Net assets, end of period (000's omitted)	$494,528	$343,666	$139,551	$13,486	$10,834
1	For the period from March 31, 2008 (commencement of class operations) to June 30, 2008.
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

Minnesota Tax-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Administrator Class	2012	2011	2010	2009[1]	2008[1]
Net asset value, beginning of period	$10.68	$10.75	$10.36	$10.56	$10.69
Net investment income	0.39	0.43[2]	0.45[2]	0.47[2]	0.48[2]
Net realized and unrealized gains (losses) on investments	0.54	(0.05)	0.40	(0.19)	(0.10)
Total from investment operations	0.93	0.38	0.85	0.28	0.38
Distributions to shareholders from
Net investment income	(0.39)	(0.43)	(0.45)	(0.47)	(0.48)
Net realized gains	(0.15)	(0.02)	(0.01)	(0.01)	(0.03)
Total distributions to shareholders	(0.54)	(0.45)	(0.46)	(0.48)	(0.51)
Net asset value, end of period	$11.07	$10.68	$10.75	$10.36	$10.56
Total return	8.97%	3.65%	8.37%	2.74%	3.67%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.80%	0.82%	0.86%	0.89%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.59%	4.00%	4.22%	4.57%	4.49%
Supplemental data
Portfolio turnover rate	36%	25%	25%	28%	39%
Net assets, end of period (000's omitted)	$109,637	$106,412	$132,313	$122,749	$111,194
1	On July 18, 2008, Class Z was renamed to Administrator Class.
2	Calculated based upon average shares outstanding

Municipal Bond Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Administrator Class	2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.54	$9.50	$8.73	$9.21	$9.50
Net investment income	0.39	0.40	0.42	0.46	0.44
Net realized and unrealized gains (losses) on investments	0.69	0.06	0.85	(0.48)	(0.29)
Total from investment operations	1.08	0.46	1.27	(0.02)	0.15
Distributions to shareholders from
Net investment income	(0.38)	(0.41)	(0.43)	(0.46)	(0.44)
Net realized gains	(0.00)[1]	(0.01)	(0.07)	0.00	0.00
Total distributions to shareholders	(0.38)	(0.42)	(0.50)	(0.46)	(0.44)
Net asset value, end of period	$10.24	$9.54	$9.50	$8.73	$9.21
Total return	11.62%	4.96%	14.33%	0.00%	1.65%
Ratios to average net assets (annualized)
Gross expenses	0.74%[2]	0.75%[2]	0.78%[2]	0.81%[2]	0.87%[2]
Net expenses	0.60%[2]	0.62%[2]	0.60%[2]	0.60%[2]	0.56%[2]
Net investment income	3.74%	4.26%	4.55%	5.34%	4.71%
Supplemental data
Portfolio turnover rate	63%	69%	84%	152%	144%
Net assets, end of period (000's omitted)	$227,942	$78,861	$186,661	$157,287	$26,793
1	Amount is less than 0.005 of the value indicated.
2

Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:
Year ended June 30, 2012 0.00%[1] Year ended June 30, 2011 0.02%
Year ended June 30, 2010 0.03%
Year ended June 30, 2009 0.06%
Year ended June 30, 2008 0.07%

Short-Term Municipal Bond Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Administrator Class	2012	2011[1]
Net asset value, beginning of period	$9.96	$9.94
Net investment income	0.19	0.23
Net realized and unrealized gains (losses) on investments	0.08	0.03
Total from investment operations	0.27	0.26
Distributions to shareholders from
Net investment income	(0.19)	(0.23)
Net realized gains	(0.01)	(0.01)
Total distributions to shareholders	(0.20)	(0.24)
Net asset value, end of period	$10.03	$9.96
Total return[2]	2.77%	2.58%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.65%
Net expenses	0.60%	0.60%
Net investment income	1.82%	2.56%
Supplemental data
Portfolio turnover rate	72%	75%
Net assets, end of period (000's omitted)	$201,225	$61,238
1	For the period from July 30, 2010 (commencement of class operations) to June 30, 2011.
2	Returns for periods of less than one year are not annualized.

Strategic Municipal Bond Fund

For a share outstanding throughout each period.

	Year Ended June 30,		Year Ended May 31,
Administrator Class	2012	2011[1]	2011[2]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$8.76	$8.75	$8.67	$8.59	$8.70	$8.78
Net investment income	0.22	0.02	0.28	0.27	0.33	0.35
Net realized and unrealized gains (losses) on investments	0.19	0.01	0.08	0.08	(0.10)	(0.08)
Total from investment operations	0.41	0.03	0.36	0.35	0.23	0.27
Distributions to shareholders from
Net investment income	(0.22)	(0.02)	(0.28)	(0.27)	(0.34)	(0.35)
Net realized gains	(0.01)	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.23)	(0.02)	(0.28)	(0.27)	(0.34)	(0.35)
Net asset value, end of period	$8.94	$8.76	$8.75	$8.67	$8.59	$8.70
Total return[3]	4.76%	0.39%	4.20%	4.02%	2.80%	3.16%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.77%	0.77%	0.75%	0.76%	0.76%
Net expenses	0.68%	0.68%	0.69%	0.75%	0.76%	0.76%
Net investment income	2.42%	3.32%	3.23%	3.03%	3.89%	4.01%
Supplemental data
Portfolio turnover rate	74%	12%	130%	40%	53%	59%
Net assets, end of period (000's omitted)	$435,170	$159,045	$146,149	$151,636	$73,002	$72,118
1	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.
2

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Strategic Municipal Bond Fund.

3	Returns for periods of less than one year are not annualized.

Ultra Short-Term Municipal Income Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Administrator Class	2012	2011[1]
Net asset value, beginning of period	$4.82	$4.81
Net investment income	0.05	0.06
Net realized and unrealized gains (losses) on investments	0.00	0.01
Total from investment operations	0.05	0.07
Distributions to shareholders from
Net investment income	(0.05)	(0.06)
Net asset value, end of period	$4.82	$4.82
Total return[2]	1.03%	1.47%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.67%
Net expenses	0.60%	0.60%
Net investment income	0.95%	1.42%
Supplemental data
Portfolio turnover rate	111%	127%
Net assets, end of period (000's omitted)	$597,108	$266,710
1	For the period from July 30, 2010 (commencement of class operations) to June 30, 2011.
2	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2012 Wells Fargo Funds Management, LLC. All rights reserved	112MIAM/P1103 (11-12) ICA Reg. No. 811-09253

Wells Fargo Advantage Funds	|	November 1, 2012

Municipal Income Funds

Prospectus

Institutional Class

Intermediate Tax/AMT-Free Fund	Pennsylvania Tax-Free Fund
WITIX	EKVYX
Municipal Bond Fund	Short-Term Municipal Bond Fund
WMBIX	WSBIX
North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
ENCYX	SMAIX

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Intermediate Tax/AMT-Free Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.33%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.49%
Fee Waivers	0.07%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.42%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$43
3 Years	$150
5 Years	$267
10 Years	$609

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT);

■

up to 15% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, including federal AMT. Some of the securities may be below investment grade or unrated and deemed by us to be of comparable quality. Under normal circumstances, we do not invest in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 10 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 3rd Quarter 2009	+7.07%
Lowest Quarter: 4th Quarter 2008	-4.10%
Year-to-date total return as of 9/30/2012 is +5.82%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	3/31/2008	9.64%	5.16%	5.49%
Institutional Class (after taxes on distributions)	3/31/2008	9.59%	5.13%	5.38%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	3/31/2008	7.56%	4.95%	5.23%
Barclays 1-15 Year Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)		8.80%	5.48%	5.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2001 Robert J. Miller, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Municipal Bond Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.31%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.47%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.47%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$48
3 Years	$151
5 Years	$263
10 Years	$591

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT;

■

up to 20% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 3rd Quarter 2009	+9.86%
Lowest Quarter: 4th Quarter 2008	-8.22%
Year-to-date total return as of 9/30/2012 is +8.73%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	3/31/2008	10.41%	5.33%	6.08%
Institutional Class (after taxes on distributions)	3/31/2008	10.32%	5.20%	6.01%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	3/31/2008	8.35%	5.12%	5.85%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2000 Robert J. Miller, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

North Carolina Tax-Free Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax and North Carolina individual income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.57%
Fee Waivers	0.03%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.54%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$55
3 Years	$180
5 Years	$315
10 Years	$711

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and North Carolina individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and North Carolina individual income tax. Our investment holdings may include municipal securities issued by the state of North Carolina and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment-grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

North Carolina Municipal Securities Risk. Events in North Carolina are likely to affect a Fund's investments in North Carolina municipal securities. Although North Carolina has a relatively diverse economy, its economy relies significantly on agriculture, finance, technology, research and the manufacturing of textiles, paper and electrical equipment. Adverse conditions affecting any of these areas could have a disproportionate impact on North Carolina municipal securities.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 3rd Quarter 2009	+6.61%
Lowest Quarter: 4th Quarter 2010	-4.50%
Year-to-date total return as of 9/30/2012 is +6.90%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	2/28/1994	9.88%	3.81%	4.26%
Institutional Class (after taxes on distributions)	2/28/1994	9.85%	3.79%	4.14%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	2/28/1994	7.83%	3.83%	4.14%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%
Barclays N. Carolina Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.13%	5.58%	5.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Robert J. Miller, Portfolio Manager / 2009 Bruce R. Johns, Portfolio Manager / 2011

Purchase and Sale of Fund Shares

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Pennsylvania Tax-Free Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.55%
Fee Waivers	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.49%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$50
3 Years	$170
5 Years	$301
10 Years	$684

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Pennsylvania individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Pennsylvania individual income tax. Our investment holdings may include municipal securities issued by the Commonwealth of Pennsylvania and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Pennsylvania Municipal Securities Risk. Events in Pennsylvania are likely to affect a Fund's investments in Pennsylvania municipal securities. Although Pennsylvania has a relatively diverse economy, its economy relies significantly on the service sector, including trade, medical, health services, education and financial institutions, and agricultural industries. Adverse conditions affecting any of these areas could have a disproportionate impact on Pennsylvania municipal securities.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 3rd Quarter 2009	+9.24%
Lowest Quarter: 4th Quarter 2008	-4.83%
Year-to-date total return as of 9/30/2012 is +7.39%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	11/24/1997	10.85%	4.60%	4.73%
Institutional Class (after taxes on distributions)	11/24/1997	10.83%	4.58%	4.19%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	11/24/1997	8.58%	4.55%	4.17%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%
Barclays Pennsylvania Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.47%	5.43%	5.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Bruce R. Johns, Portfolio Manager / 2011 Robert J. Miller, Portfolio Manager / 2009

Purchase and Sale of Fund Shares

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Short-Term Municipal Bond Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.45%
Fee Waivers	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.40%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$41
3 Years	$139
5 Years	$247
10 Years	$562

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT;

■

up to 15% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 3 years or less.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 1st Quarter 2009	+3.34%
Lowest Quarter: 4th Quarter 2008	-2.01%
Year-to-date total return as of 9/30/2012 is +2.32%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	3/31/2008	3.34%	3.88%	3.80%
Institutional Class (after taxes on distributions)	3/31/2008	3.30%	3.85%	3.79%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	3/31/2008	3.09%	3.80%	3.75%
Barclays 1-3 Year Composite Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.51%	3.67%	3.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Wendy Casetta, Portfolio Manager / 2007 Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2000

Purchase and Sale of Fund Shares

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Ultra Short-Term Municipal Income Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.28%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.42%
Fee Waivers	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.37%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$38
3 Years	$130
5 Years	$230
10 Years	$525

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT; and

■

up to 10% of the Fund's total assets in below investment-grade municipal securities.

We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 1 year or less.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 1st Quarter 2009	+2.43%
Lowest Quarter: 4th Quarter 2004	-0.14%
Year-to-date total return as of 9/30/2012 is +1.09%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/31/2000	1.59%	3.28%	2.95%
Institutional Class (after taxes on distributions)	7/31/2000	1.58%	3.27%	2.94%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/31/2000	1.58%	3.24%	2.96%
Barclays 1 Year Municipal Bond Index (1-2) (reflects no deduction for fees, expenses, or taxes)		1.58%	3.03%	2.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Wendy Casetta, Portfolio Manager / 2005 Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2000

Purchase and Sale of Fund Shares

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy for each of the Funds in this Prospectus concerning "80% of the Fund's net assets" may not be changed without approval by a majority of Fund shareholders.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Intermediate Tax/AMT-Free Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Lyle J. Fitterer, CFA, CPA; Robert J. Miller
Fund Inception:	7/31/2001
Institutional Class	Ticker: WITIX	Fund Number: 3158

Investment Objective

The Fund seeks current income exempt from federal income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT);

■

up to 15% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, including federal AMT. Some of the securities may be below investment grade or unrated and deemed by us to be of comparable quality. Under normal circumstances, we do not invest in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 10 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Municipal Bond Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Lyle J. Fitterer, CFA, CPA; Robert J. Miller
Fund Inception:	10/23/1986
Institutional Class	Ticker: WMBIX	Fund Number: 3160

Investment Objective

The Fund seeks current income exempt from federal income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT;

■

up to 20% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

North Carolina Tax-Free Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Robert J. Miller; Bruce R. Johns
Fund Inception:	1/11/1993
Institutional Class	Ticker: ENCYX	Fund Number: 780

Investment Objective

The Fund seeks current income exempt from federal income tax and North Carolina individual income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and North Carolina individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and North Carolina individual income tax. Our investment holdings may include municipal securities issued by the state of North Carolina and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment-grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk ■ Leverage Risk	■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Non-Diversification Risk ■ North Carolina Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Pennsylvania Tax-Free Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Bruce R. Johns; Robert J. Miller
Fund Inception:	12/27/1990
Institutional Class	Ticker: EKVYX	Fund Number: 216

Investment Objective

The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Pennsylvania individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Pennsylvania individual income tax. Our investment holdings may include municipal securities issued by the Commonwealth of Pennsylvania and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk ■ Leverage Risk	■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Non-Diversification Risk ■ Pennsylvania Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Short-Term Municipal Bond Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Wendy Casetta; Lyle J. Fitterer, CFA, CPA
Fund Inception:	12/31/1991
Institutional Class	Ticker: WSBIX	Fund Number: 3161

Investment Objective

The Fund seeks current income exempt from federal income tax consistent with capital preservation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT;

■

up to 15% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 3 years or less.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Ultra Short-Term Municipal Income Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Wendy Casetta; Lyle J. Fitterer, CFA, CPA
Fund Inception:	11/30/1995
Institutional Class	Ticker: SMAIX	Fund Number: 3107

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT; and

■

up to 10% of the Fund's total assets in below investment-grade municipal securities.

We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 1 year or less.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Leverage Risk	■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on the Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Derivatives Risk
The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions (e.g., over-the-counter swaps) are subject to counterparty risk.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund's ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Futures Risk
Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk
High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values tend to be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

Inverse Floater Risk
An inverse floater is a derivative debt instrument created by depositing a municipal security in a trust. The trust then issues two securities: a short-term floating rate security, which is referred to as a "floater," and a long-term floating rate security, which is referred to as an "inverse floater." A floater entitles the holder to interest payments based on specified short-term interest rates and to an option to tender the security for repayment of its principal value. An inverse floater entitles the holder to interest payments based on a rate that varies inversely to changes in the rate payable on the floater and to a residual interest in the underlying municipal security held in trust. The Fund, as a holder of an inverse floater, retains the entire risk of loss on the underlying municipal security and thus could lose more than its principal investment. An inverse floater produces less income (and may produce no income) and may decline in value when the rate payable on the floater rises, and produces more income and may increase in value when the rate payable on the floater falls. An inverse floater involves leverage, which may magnify the Fund's gains or losses, and exhibits greater price and income volatility than a bond with a similar maturity. The tender of a floater, the failure of a remarketing agent to sell a floater or certain other events may require the dissolution of the trust or the liquidation of the underlying municipal security. In that event, the Fund, as a holder of an inverse floater, and thus a residual interest in the underlying municipal security, may lose some or all of its investment. An inverse floater is also subject to the risks associated with derivatives and municipal securities.

Leverage Risk
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. Certain derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Municipal Securities Risk
Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable. The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

Non-Diversification Risk
A Fund that is considered "non-diversified" under the 1940 Act may invest a greater percentage of its assets in the securities of a single issuer than a Fund that is considered "diversified" (a "diversified" investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer or own more than 10% of an issuer's outstanding voting securities). A non-diversified Fund is therefore more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

North Carolina Municipal Securities Risk. Events in North Carolina are likely to affect a Fund's investments in North Carolina municipal securities. Although North Carolina has a relatively diverse economy, its economy relies significantly on agriculture, finance, technology, research and the manufacturing of textiles, paper and electrical equipment. Adverse conditions affecting any of these areas could have a disproportionate impact on North Carolina municipal securities.

Pennsylvania Municipal Securities Risk
 Events in Pennsylvania are likely to affect a Fund's investments in Pennsylvania municipal securities. Although Pennsylvania has a relatively diverse economy, its economy relies significantly on the service sector, including trade, medical, health services, education and financial institutions, and agricultural industries. Adverse conditions affecting any of these areas could have a disproportionate impact on Pennsylvania municipal securities.

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at wellsfargoadvantagefunds.com. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust ("Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

The Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer finance services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds and closed-end funds.

As investment adviser, Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser and supervise and monitor the activities of the sub-advisers on an ongoing basis. Funds Management retains overall responsibility for the management of the Funds.

Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these investment advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as investment adviser to the Funds. A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Funds is available in those Funds' respective annual report for the fiscal period ended June 30, 2012.

For each Fund's most recent fiscal year, the investment advisory fee paid to Funds Management, net of any applicable waivers or reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Intermediate Tax/AMT Free Fund	0.21%
Municipal Bond Fund	0.26%
North Carolina Tax-Free Fund	0.31%
Pennsylvania Tax-Free Fund	0.28%
Short-Term Municipal Bond Fund	0.15%
Ultra Short-Term Municipal Income Fund	0.21%

The Sub-Adviser and Portfolio Managers

The following sub-adviser and portfolio managers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105 and serves as the sub-adviser to the Fund(s). Accordingly, Wells Capital Management provides portfolio management services, among other services, to the Fund(s). Wells Capital Management is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.

Wendy Casetta Short-Term Municipal Bond Fund Ultra Short-Term Municipal Income Fund	Ms. Casetta joined Wells Capital Management or one of its predecessor firms in 1998, where she currently serves as a Portfolio Manager with the Tax-Exempt Fixed-Income team.
Lyle J. Fitterer, CFA, CPA Intermediate Tax/AMT-Free Fund Municipal Bond Fund Short-Term Municipal Bond Fund Ultra Short-Term Municipal Income Fund

Mr. Fitterer joined Wells Capital Management or one of its predecessor firms in 1989, where he currently serves as a Portfolio Manager and is the Managing Director and Head of the Tax-Exempt Fixed-Income team.

Bruce R. Johns North Carolina Tax-Free Fund Pennsylvania Tax-Free Fund	Mr. Johns joined Wells Capital Management or one of its predecessor firms in 1998, where he currently serves as a Sr. Research Analyst and Portfolio Manager for the Tax-Exempt Fixed-Income team.
Robert J. Miller Intermediate Tax/AMT-Free Fund Municipal Bond Fund North Carolina Tax-Free Fund Pennsylvania Tax-Free Fund	Mr. Miller joined Wells Capital Management in 2008, where he currently serves as a Portfolio Manager with the Tax-Exempt Fixed-Income team.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Intermediate Tax/AMT-Free Fund, Municipal Bond Fund, North Carolina Tax-Free Fund, Pennsylvania Tax-Free Fund, Short-Term Municipal Bond Fund and Ultra Short-Term Municipal Income Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund may seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. There is no guarantee the SEC would grant such exemptive relief. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholder Servicing Agents

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, Funds Management, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

The share price ("net asset value per share" or "NAV") for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Buy Shares

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

■

Employee benefit plan programs that have at least $100 million in plan assets;

■

Broker-dealer managed account or wrap programs that charge an asset-based fee and have program assets of at least $100 million;

■

Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

■

Internal Revenue Code Section 529 college savings plan accounts;

■

Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

■

Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

■

Institutions who invest a minimum initial amount of $5 million in a Fund; and

■

Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

A new account may not be opened by telephone or internet unless the institution has another Wells Fargo Advantage Fund account. If the institution does not currently have an account, contact your investment representative.

To buy additional shares or to buy
shares in a new Fund:

■

Call Investor Services at
1-800-222-8222 or

■

Call 1-800-368-7550 for the
automated phone system or

■

Visit our Web site at
wellsfargoadvantagefunds.com

By Wire

■

Complete and sign the Institutional Class
account application.
Call Investor Services at 1-800-222-8222 for
faxing instructions.
Use the following wiring instructions:

Receiving bank: State Street Bank & Trust Company, Boston, MA
Bank ABA/routing number: 011000028
Bank account number: 9905-437-1
For credit to: Wells Fargo Advantage Funds
For further credit to: [Your name (as registered on your fund account) and your fund and account number]

■ To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

■

Proper Form. If the transfer agent receives your new account application or purchase request in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your new account application or purchase request is received in proper form after the close of trading on the NYSE, your transaction will be priced at the next business day's NAV. If your new account application or purchase request is not in proper form, additional documentation may be required to process your transaction.

■

Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

■

U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

■

Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Institutional Class shares on your behalf, you should understand the following:

■

Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

■

Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Institutional Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

■

Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

■

Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

■

To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

■

Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

■

Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

■

Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

■

To arrange for a Federal Funds wire, call 1-800-222-8222.

■

Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

■

Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at wellsfargoadvantagefunds.com.
Through Your Investment Representative	Contact your investment representative.

General Notes for Selling Shares

■

Proper Form. If the transfer agent receives your request to sell shares in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your request to sell shares is received in proper form after the close of trading on the NYSE, it will be priced at the next business day's NAV. If your request is not in proper form, additional documentation may be required to sell your shares.

■

Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

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Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

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Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

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Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

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Same-fund exchanges between Class A, Class C, Administrator Class, Institutional Class and Investor Class shares are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; (2) in order for exchanges into Class A shares, the shareholder must be able to qualify to purchase Class A shares at net asset value based on current prospectus guidelines; and (3) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

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An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

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You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

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Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

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If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

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Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

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Money market funds;

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Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund (the "Ultra Short Funds");

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Purchases of shares through dividend reinvestments or capital gain distributions;

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Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

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Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

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Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

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Permitted exchanges between share classes of the same Fund;

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Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

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Purchases below $5,000 (including purchases that are part of an exchange transaction).

In the event that an asset allocation or "wrap" program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

Because the Ultra Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than longer-term funds. As a result, the Ultra Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the Ultra Short Funds or their shareholders. Although the policies adopted by the Ultra Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the Ultra Short Funds to facilitate frequent purchases and redemptions of shares in longer-term funds in contravention of the policies and procedures adopted by the longer-term funds.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

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Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

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Qualified Retirement Plans, including Simple IRAs, SEP IRAs, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at wellsfargoadvantagefunds.com. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds declare distributions of any net investment income daily, and pay such distributions monthly. The Funds generally make distributions of any realized net capital gains annually.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions from the Fund's net interest income from municipal obligations generally will not be subject to federal income tax, although a portion of such distributions could be subject to federal AMT. For the state-specific Funds, it is intended that distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to that particular state's individual income taxes if the Fund primarily invests in such securities.

Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. These reduced rates of tax will expire after December 31, 2010. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

To the extent a distribution from a Fund is taxable, such distribution generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding the performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Barclays Municipal Bond Index	Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa.
Barclays 1-15 Year Municipal Blend Index	The Barclays 1-15 Year Municipal Blend Index is the 1-15 Year Blend component of the Barclays Municipal Bond Index.
Barclays 1 Year Municipal Bond Index	The Barclays 1-Year Municipal Bond Index is the 1-year component of the Barclays Municipal Bond Index.
Barclays 1-3 Year Composite Municipal Bond Index	The Barclays 1-3 Year Composite Municipal Bond Index is a blended index weighted 50% in the Barclays 1-Year Municipal Bond Index and 50% in the Barclays 3-Year Municipal Bond Index.
Barclays North Carolina Municipal Bond Index	The Barclays North Carolina Municipal Bond Index is the North Carolina component of the Barclays Municipal Bond Index.
Barclays Pennsylvania Municipal Bond Index	The Barclays Pennsylvania Municipal Bond Index is the Pennsylvania component of the Barclays Municipal Bond Index.

Share Class Performance
 The following provides additional information about the performance history of the Funds contained in this prospectus, including information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

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Intermediate Tax/AMT-Free Fund - Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

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Municipal Bond Fund - Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

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North Carolina Tax-Free Fund - Historical performance shown for the Institutional Class of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen North Carolina Municipal Bond Fund.

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Pennsylvania Tax-Free Fund - Historical performance shown for the Institutional Class of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Pennsylvania Municipal Bond Fund.

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Short-Term Municipal Bond Fund - Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand each Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, which is available upon request.

Intermediate Tax/AMT-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Institutional Class	2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.96	$10.82	$10.22	$10.54	$10.56
Net investment income	0.38	0.39	0.39	0.46	0.12
Net realized and unrealized gains (losses) on investments	0.58	0.14	0.61	(0.30)	(0.02)
Total from investment operations	0.96	0.53	1.00	0.16	0.10
Distributions to shareholders from
Net investment income	(0.38)	(0.39)	(0.40)	(0.47)	(0.12)
Net realized gains	(0.00)[2]	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.38)	(0.39)	(0.40)	(0.48)	(0.12)
Net asset value, end of period	$11.54	$10.96	$10.82	$10.22	$10.54
Total return[3]	8.91%	4.86%	10.05%	1.62%	0.87%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.49%	0.51%	0.56%	0.58%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.44%
Net investment income	3.32%	3.55%	3.69%	4.48%	4.46%
Supplemental data
Portfolio turnover rate	38%	52%	61%	92%	98%
Net assets, end of period (000's omitted)	$326,772	$129,033	$109,593	$6,347	$10
1	For the period from March 31, 2008 (commencement of class operations) to June 30, 2008.
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

Municipal Bond Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Institutional Class	2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$9.54	$9.51	$8.73	$9.21	$9.19
Net investment income	0.40	0.42	0.41	0.47	0.11
Net realized and unrealized gains (losses) on investments	0.70	0.04	0.88	(0.48)	0.02
Total from investment operations	1.10	0.46	1.29	(0.01)	0.13
Distributions to shareholders from
Net investment income	(0.40)	(0.42)	(0.44)	(0.47)	(0.11)
Net realized gains	(0.00)[2]	(0.01)	(0.07)	0.00	0.00
Total distributions to shareholders	(0.40)	(0.43)	(0.51)	(0.47)	(0.11)
Net asset value, end of period	$10.24	$9.54	$9.51	$8.73	$9.21
Total return[3]	11.76%	4.99%	14.73%	0.17%	1.45%
Ratios to average net assets (annualized)
Gross expenses	0.47%[4]	0.50%[4]	0.50%[4]	0.51%[4]	0.56%[4]
Net expenses	0.47%[4]	0.49%[4]	0.50%[4]	0.42%[4]	0.44%[4]
Net investment income	4.15%	4.46%	4.42%	5.50%	5.02%
Supplemental data
Portfolio turnover rate	63%	69%	84%	152%	144%
Net assets, end of period (000's omitted)	$151,285	$427,525	$2,809	$10	$10
1	For the period from March 31, 2008 (commencement of class operations) to June 30, 2008
2	Amount is less than 0.005. of the value indicated.
3	Returns for periods of less than one year are not annualized.
4

Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:
Year ended June 30, 2012 0.00%[2] Year ended June 30, 2011 0.02%
Year ended June 30, 2010 0.03%
Year ended June 30, 2009 0.06%
Year ended June 30, 2008 0.07%

North Carolina Tax-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,		Year Ended August 31,
Institutional Class	2012	2011[1]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$9.71	$10.12	$9.64	$9.80	$10.00	$10.30
Net investment income	0.37	0.32	0.42[3]	0.42	0.41	0.41
Net realized and unrealized gains (losses) on investments	0.63	(0.41)	0.49	(0.16)	(0.20)	(0.30)
Total from investment operations	1.00	(0.09)	0.91	0.26	0.21	0.11
Distributions to shareholders from
Net investment income	(0.37)	(0.32)	(0.43)	(0.42)	(0.41)	(0.41)
Net asset value, end of period	$10.34	$9.71	$10.12	$9.64	$9.80	$10.00
Total return[4]	10.43%	(0.79)%	9.66%	2.89%	2.15%	0.92%
Ratios to average net assets (annualized)
Gross expenses	0.57%	0.58%	0.64%	0.62%	0.64%[5]	0.68%[5]
Net expenses	0.54%	0.54%	0.63%	0.62%	0.64%[5]	0.68%[5]
Net investment income	3.65%	4.02%	4.29%	4.47%	4.12%	3.96%
Supplemental data
Portfolio turnover rate	0.48%	44%	63%	48%	78%	72%
Net assets, end of period (000's omitted)	$90,439	$107,972	$150,184	$153,115	$275,112	$444,672
1	For the ten months ended June 30, 2011. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 2011.
2

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen North Carolina Municipal Bond Fund.

3	Calculated based upon average shares outstanding.
4	Returns for periods of less than one year are not annualized.
5	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows: Year ended August 31, 2008 0.05% Year ended August 31, 2007 0.09%

Pennsylvania Tax-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,		Year Ended March 31,
Institutional Class	2012	2011[1]	2011[2]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$10.93	$10.63	$10.90	$9.95	$10.84	$11.31
Net investment income	0.47	0.11	0.46	0.49	0.51	0.50
Net realized and unrealized gains (losses) on investments	0.72	0.30	(0.27)	0.95	(0.89)	(0.47)
Total from investment operations	1.19	0.41	0.19	1.44	(0.38)	0.03
Distributions to shareholders from
Net investment income	(0.47)	(0.11)	(0.46)	(0.49)	(0.51)	(0.50)
Net asset value, end of period	$11.65	$10.93	$10.63	$10.90	$9.95	$10.84
Total return[3]	11.08%	3.91%	1.82%	14.69%	(3.55)%	0.29%
Ratios to average net assets (annualized)
Gross expenses	0.55%[4]	0.55%[4]	0.54%[4]	0.51%[4]	0.47%[4]	0.45%[4]
Net expenses	0.49%[4]	0.49%[4]	0.50%[4]	0.51%[4]	0.47%[4]	0.45%[4]
Net investment income	4.15%	4.22%	4.23%	4.61%	4.88%	4.51%
Supplemental data
Portfolio turnover rate	21%	10%	46%	45%	35%	21%
Net assets, end of period (000's omitted)	$171,861	$212,341	$221,498	$290,586	$332,597	$555,535
1	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.
2

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Pennsylvania Municipal Bond Fund.

3	Returns for periods of less than one year are not annualized.
4

Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:
Year ended June 30, 2012 0.00%[5] Year ended June 30, 2011[1] 0.01%
Year ended March 31, 2011 0.01%
Year ended March 31, 2010 0.00%[5] Year ended March 31, 2009 0.01%
Year ended March 31, 2008 0.03%

5	Amount is less than 0.005%.

Short-Term Municipal Bond Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Institutional Class	2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$9.96	$9.90	$9.66	$9.68	$9.72
Net investment income	0.21	0.27	0.29	0.41	0.10
Net realized and unrealized gains (losses) on investments	0.07	0.07	0.24	(0.02)	(0.04)
Total from investment operations	0.28	0.34	0.53	0.39	0.06
Distributions to shareholders from
Net investment income	(0.21)	(0.27)	(0.29)	(0.41)	(0.10)
Net realized gains	(0.01)	(0.01)	0.00	0.00	0.00
Total distributions to shareholders	(0.22)	(0.28)	(0.29)	(0.41)	(0.10)
Net asset value, end of period	$10.02	$9.96	$9.90	$9.66	$9.68
Total return[2]	2.88%	3.41%	5.58%	4.21%	0.66%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.46%	0.46%	0.55%	0.54%
Net expenses	0.40%	0.40%	0.39%	0.40%	0.41%
Net investment income	2.10%	2.70%	2.76%	4.15%	4.35%
Supplemental data
Portfolio turnover rate	72%	75%	78%	101%	94%
Net assets, end of period (000's omitted)	$935,583	$703,955	$359,155	$6,123	$10
1	For the period from March 31, 2008 (commencement of class operations) to June 30, 2008.
2	Returns for periods of less than one year are not annualized.

Ultra Short-Term Municipal Income Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Institutional Class	2012	2011	2010	2009	2008
Net asset value, beginning of period	$4.82	$4.81	$4.78	$4.75	$4.76
Net investment income	0.06	0.08	0.09	0.22	0.22
Net realized and unrealized gains (losses) on investments	0.00	0.01	0.03	0.03	(0.01)
Total from investment operations	0.06	0.09	0.12	0.25	0.21
Distributions to shareholders from
Net investment income	(0.06)	(0.08)	(0.09)	(0.22)	(0.22)
Net asset value, end of period	$4.82	$4.82	$4.81	$4.78	$4.75
Total return	1.26%	1.82%	2.48%	5.32%	4.47%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.43%	0.43%	0.50%	0.61%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	1.23%	1.60%	1.67%	4.28%	4.57%
Supplemental data
Portfolio turnover rate	111%	127%	120%	186%	191%
Net assets, end of period (000's omitted)	$3,158,674	$2,423,330	$1,860,538	$542,964	$95,113

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2012 Wells Fargo Funds Management, LLC. All rights reserved	112MIIT/P1104 (11-12) ICA Reg. No. 811-09253
Wells Fargo Advantage Funds	|	November 1, 2012

Municipal Income Funds

Prospectus

Investor Class

Intermediate Tax/AMT-Free Fund
SIMBX
Municipal Bond Fund
SXFIX
Short-Term Municipal Bond Fund
STSMX
Ultra Short-Term Municipal Income Fund
SMUAX
Wisconsin Tax-Free Fund
SWFRX

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Intermediate Tax/AMT-Free Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.33%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers	0.12%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.73%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$75
3 Years	$259
5 Years	$460
10 Years	$1,038

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT);

■

up to 15% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, including federal AMT. Some of the securities may be below investment grade or unrated and deemed by us to be of comparable quality. Under normal circumstances, we do not invest in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 10 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Investor Class

Highest Quarter: 3rd Quarter 2009	+7.09%
Lowest Quarter: 4th Quarter 2008	-4.28%
Year-to-date total return as of 9/30/2012 is +5.58%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	7/31/2001	9.21%	4.87%	5.35%
Investor Class (after taxes on distributions)	7/31/2001	9.17%	4.84%	5.24%
Investor Class (after taxes on distributions and the sale of Fund Shares)	7/31/2001	7.17%	4.67%	5.09%
Barclays 1-15 Year Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)		8.80%	5.48%	5.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2001 Robert J. Miller, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $2,500
IRAs, IRA Rollovers, Roth IRAs: $1,000
UGMA/UTMA Accounts: $1,000
Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Municipal Bond Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.31%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.78%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$80
3 Years	$260
5 Years	$456
10 Years	$1,021

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT;

■

up to 20% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Investor Class

Highest Quarter: 3rd Quarter 2009	+9.75%
Lowest Quarter: 4th Quarter 2008	-8.41%
Year-to-date total return as of 9/30/2012 is +8.48%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	10/23/1986	10.08%	5.07%	5.95%
Investor Class (after taxes on distributions)	10/23/1986	10.00%	4.95%	5.88%
Investor Class (after taxes on distributions and the sale of Fund Shares)	10/23/1986	8.03%	4.87%	5.72%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2000 Robert J. Miller, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $2,500
IRAs, IRA Rollovers, Roth IRAs: $1,000
UGMA/UTMA Accounts: $1,000
Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Short-Term Municipal Bond Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.81%
Fee Waivers	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.63%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$64
3 Years	$241
5 Years	$432
10 Years	$985

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT;

■

up to 15% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 3 years or less.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Investor Class

Highest Quarter: 1st Quarter 2009	+3.32%
Lowest Quarter: 4th Quarter 2008	-1.98%
Year-to-date total return as of 9/30/2012 is +2.05%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	12/31/1991	3.21%	3.69%	3.71%
Investor Class (after taxes on distributions)	12/31/1991	3.17%	3.67%	3.69%
Investor Class (after taxes on distributions and the sale of Fund Shares)	12/31/1991	2.92%	3.62%	3.66%
Barclays 1-3 Year Composite Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.51%	3.67%	3.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Wendy Casetta, Portfolio Manager / 2007 Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2000

Purchase and Sale of Fund Shares

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $2,500
IRAs, IRA Rollovers, Roth IRAs: $1,000
UGMA/UTMA Accounts: $1,000
Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Ultra Short-Term Municipal Income Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.28%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers	0.08%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.70%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$72
3 Years	$241
5 Years	$425
10 Years	$959

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT; and

■

up to 10% of the Fund's total assets in below investment-grade municipal securities.

We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 1 year or less.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Investor Class

Highest Quarter: 1st Quarter 2009	+2.13%
Lowest Quarter: 1st Quarter 2004	-0.12%
Year-to-date total return as of 9/30/2012 is +0.63%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	11/30/1995	1.47%	2.97%	2.60%
Investor Class (after taxes on distributions)	11/30/1995	1.46%	2.95%	2.59%
Investor Class (after taxes on distributions and the sale of Fund Shares)	11/30/1995	1.38%	2.92%	2.61%
Barclays 1 Year Municipal Bond Index (1-2) (reflects no deduction for fees, expenses, or taxes)		1.58%	3.03%	2.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Wendy Casetta, Portfolio Manager / 2005 Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2000

Purchase and Sale of Fund Shares

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $2,500
IRAs, IRA Rollovers, Roth IRAs: $1,000
UGMA/UTMA Accounts: $1,000
Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Wisconsin Tax-Free Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers	0.22%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.73%
1.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$75
3 Years	$281
5 Years	$504
10 Years	$1,146

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Wisconsin individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Wisconsin individual income tax. Our investment holdings may include municipal securities issued by the state of Wisconsin and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States or any other state that would be exempt from Wisconsin taxes. The Fund may invest in debt obligations issued by Puerto Rico. As part of our investment strategy, we may purchase appropriation bonds including municipal leases. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Puerto Rico Municipal Securities Risk. Puerto Rico's economy and financial operations parallel the economic cycles of the United States, including its unemployment rate. Certain risks specific to Puerto Rico concern state taxes, e-commerce spending, and underfunded pension liabilities.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Wisconsin Municipal Securities Risk. Wisconsin's economy relies significantly on its dairy products, motor vehicles, paper products, meat products and small engines industries, and adverse conditions affecting these industries could have a disproportionate effect on Wisconsin municipal securities.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Investor Class

Highest Quarter: 3rd Quarter 2002	+4.69%
Lowest Quarter: 4th Quarter 2010	-2.32%
Year-to-date total return as of 9/30/2012 is +4.28%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	4/6/2001	7.84%	4.42%	4.98%
Investor Class (after taxes on distributions)	4/6/2001	7.78%	4.32%	4.87%
Investor Class (after taxes on distributions and the sale of Fund Shares)	4/6/2001	6.36%	4.21%	4.77%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%
Barclays Wisconsin Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		9.53%	5.67%	5.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2001 Thomas Stoeckmann, Portfolio Manager / 2005

Purchase and Sale of Fund Shares

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $2,500
IRAs, IRA Rollovers, Roth IRAs: $1,000
UGMA/UTMA Accounts: $1,000
Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy for each of the Funds in this Prospectus concerning "80% of the Fund's net assets" may not be changed without approval by a majority of Fund shareholders.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Intermediate Tax/AMT-Free Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Lyle J. Fitterer, CFA, CPA; Robert J. Miller
Fund Inception:	7/31/2001
Investor Class	Ticker: SIMBX	Fund Number: 3269

Investment Objective

The Fund seeks current income exempt from federal income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT);

■

up to 15% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, including federal AMT. Some of the securities may be below investment grade or unrated and deemed by us to be of comparable quality. Under normal circumstances, we do not invest in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 10 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Municipal Bond Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Lyle J. Fitterer, CFA, CPA; Robert J. Miller
Fund Inception:	10/23/1986
Investor Class	Ticker: SXFIX	Fund Number: 3215

Investment Objective

The Fund seeks current income exempt from federal income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT;

■

up to 20% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Short-Term Municipal Bond Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Wendy Casetta; Lyle J. Fitterer, CFA, CPA
Fund Inception:	12/31/1991
Investor Class	Ticker: STSMX	Fund Number: 3220

Investment Objective

The Fund seeks current income exempt from federal income tax consistent with capital preservation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT;

■

up to 15% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 3 years or less.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Ultra Short-Term Municipal Income Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Wendy Casetta; Lyle J. Fitterer, CFA, CPA
Fund Inception:	11/30/1995
Investor Class	Ticker: SMUAX	Fund Number: 3230

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■

up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT; and

■

up to 10% of the Fund's total assets in below investment-grade municipal securities.

We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 1 year or less.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Leverage Risk	■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Wisconsin Tax-Free Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Lyle J. Fitterer, CFA, CPA; Thomas Stoeckmann
Fund Inception:	4/6/2001
Investor Class	Ticker: SWFRX	Fund Number: 3267

Investment Objective

The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Wisconsin individual income tax;

■

up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

■

up to 10% of the Fund's total assets in below investment-grade municipal securities; and

■

up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Wisconsin individual income tax. Our investment holdings may include municipal securities issued by the state of Wisconsin and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States or any other state that would be exempt from Wisconsin taxes. The Fund may invest in debt obligations issued by Puerto Rico. As part of our investment strategy, we may purchase appropriation bonds including municipal leases. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ High Yield Securities Risk ■ Inverse Floater Risk ■ Leverage Risk	■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Municipal Securities Risk ■ Puerto Rico Municipal Securities Risk ■ Regulatory Risk ■ Wisconsin Municipal Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on the Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Derivatives Risk
The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions (e.g., over-the-counter swaps) are subject to counterparty risk.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund's ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Futures Risk
Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk
High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values tend to be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

Inverse Floater Risk
An inverse floater is a derivative debt instrument created by depositing a municipal security in a trust. The trust then issues two securities: a short-term floating rate security, which is referred to as a "floater," and a long-term floating rate security, which is referred to as an "inverse floater." A floater entitles the holder to interest payments based on specified short-term interest rates and to an option to tender the security for repayment of its principal value. An inverse floater entitles the holder to interest payments based on a rate that varies inversely to changes in the rate payable on the floater and to a residual interest in the underlying municipal security held in trust. The Fund, as a holder of an inverse floater, retains the entire risk of loss on the underlying municipal security and thus could lose more than its principal investment. An inverse floater produces less income (and may produce no income) and may decline in value when the rate payable on the floater rises, and produces more income and may increase in value when the rate payable on the floater falls. An inverse floater involves leverage, which may magnify the Fund's gains or losses, and exhibits greater price and income volatility than a bond with a similar maturity. The tender of a floater, the failure of a remarketing agent to sell a floater or certain other events may require the dissolution of the trust or the liquidation of the underlying municipal security. In that event, the Fund, as a holder of an inverse floater, and thus a residual interest in the underlying municipal security, may lose some or all of its investment. An inverse floater is also subject to the risks associated with derivatives and municipal securities.

Leverage Risk
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. Certain derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Municipal Securities Risk
Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable. The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

Puerto Rico Municipal Securities Risk
 Events in Puerto Rico are likely to affect a Fund's investments in Puerto Rico municipal securities. The majority of Puerto Rico's debt is issued by the major public agencies that are responsible for many of the island's public functions, such as water, wastewater, highways, electricity, education and public construction. Puerto Rico's economy and financial operations parallel the economic cycles of the United States, including its unemployment rate. Certain risks specific to Puerto Rico concern state taxes, e-commerce spending, and underfunded pension liabilities.

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Wisconsin Municipal Securities Risk
 The Wisconsin economy relies significantly on its dairy products, motor vehicles, paper products, meat products and small engines industries, and adverse conditions affecting these industries could have a disproportionate effect on Wisconsin municipal securities.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at wellsfargoadvantagefunds.com. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust ("Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

The Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer finance services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds and closed-end funds.

As investment adviser, Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser and supervise and monitor the activities of the sub-advisers on an ongoing basis. Funds Management retains overall responsibility for the management of the Funds.

Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these investment advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as investment adviser to the Funds. A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Funds is available in those Funds' respective annual report for the fiscal period ended June 30, 2012.

For each Fund's most recent fiscal year, the investment advisory fee paid to Funds Management, net of any applicable waivers or reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Intermediate Tax/AMT Free Fund	0.21%
Municipal Bond Fund	0.26%
Short-Term Municipal Bond Fund	0.15%
Ultra Short-Term Municipal Income Fund	0.21%
Wisconsin Tax-Free Fund	0.13%

The Sub-Adviser and Portfolio Managers

The following sub-adviser and portfolio managers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105 and serves as the sub-adviser to the Fund(s). Accordingly, Wells Capital Management provides portfolio management services, among other services, to the Fund(s). Wells Capital Management is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.

Wendy Casetta Short-Term Municipal Bond Fund Ultra Short-Term Municipal Income Fund	Ms. Casetta joined Wells Capital Management or one of its predecessor firms in 1998, where she currently serves as a Portfolio Manager with the Tax-Exempt Fixed-Income team.
Lyle J. Fitterer, CFA, CPA Intermediate Tax/AMT-Free Fund Municipal Bond Fund Short-Term Municipal Bond Fund Ultra Short-Term Municipal Income Fund Wisconsin Tax-Free Fund

Mr. Fitterer joined Wells Capital Management or one of its predecessor firms in 1989, where he currently serves as a Portfolio Manager and is the Managing Director and Head of the Tax-Exempt Fixed-Income team.

Robert J. Miller Intermediate Tax/AMT-Free Fund Municipal Bond Fund	Mr. Miller joined Wells Capital Management in 2008, where he currently serves as a Portfolio Manager with the Tax-Exempt Fixed-Income team.
Thomas Stoeckmann Wisconsin Tax-Free Fund

Mr. Stoeckmann joined Wells Capital Management or one of its predecessor firms in 2005, where he currently serves as a Portfolio Manager with the Tax-Exempt Fixed-Income team and is the leader of the firm's Tax-Exempt Research team.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Intermediate Tax/AMT-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund and Wisconsin Tax-Free Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund may seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. There is no guarantee the SEC would grant such exemptive relief. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholder Servicing Agents

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each Class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, Funds Management, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

The share price ("net asset value per share" or "NAV") for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

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directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at wellsfargoadvantagefunds.com or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

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through a brokerage account with an approved selling agent; or

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through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

How to Buy Shares

This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at wellsfargoadvantagefunds.com or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$2,500 $1,000 $1,000 No minimum	$100 $100 $50 No minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

You may open an account online and fund your account with an Electronic Funds Transfer from your bank account, by Federal Wire, or by sending us a check. Initial investments made on line are limited to $25,000. Visit wellsfargoadvantagefunds.com.

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To buy additional shares or buy shares of a new Fund, visit wellsfargoadvantagefunds.com.

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Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

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Complete and sign your account application.

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Mail the application with your check made payable to the Fund to Investor Services at:

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266          Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

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Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

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Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: ■ Investor Services at 1-800-222-8222 or ■ 1-800-368-7550 for the automated phone system.
By Wire

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Complete, sign and mail your account application (refer to the section on buying shares by mail)

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Provide the following instructions to your financial institution:

Receiving bank: State Street Bank & Trust Company, Boston, MA
Bank ABA/routing number: 011000028
Bank account number: 9905-437-1
For credit to: Wells Fargo Advantage Funds
For further credit to: [Your name (as registered on your fund account) and your fund and account number]

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

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Proper Form. If the transfer agent receives your new account application or purchase request in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your new account application or purchase request is received in proper form after the close of trading on the NYSE, your transaction will be priced at the next business day's NAV. If your new account application or purchase request is not in proper form, additional documentation may be required to process your transaction.

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Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

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U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

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Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

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No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

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Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

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Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Internet

Visit our Web site at wellsfargoadvantagefunds.com. Redemptions requested online are limited to a maximum of $100,000.You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

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Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write "Full Redemption" to redeem your remaining account balance) to the address below.

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Make sure all account owners sign the request exactly as their names appear on the account application.

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A Medallion guarantee may be required under certain circumstances (see"General Notes for Selling Shares").

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

By Wire

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To arrange for a Federal Funds wire, call 1-800-222-8222.

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Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

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Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

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There is a $10 fee for each request.

By Telephone / Electronic Funds Transfer (EFT)

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Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

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Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

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Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

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A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

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Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

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Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

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Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

Through Your Investment Representative	Contact your investment representative.

General Notes For Selling Shares

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Proper Form. If the transfer agent receives your request to sell shares in proper order before the close of the NYSE, your transaction will be priced at that day's NAV. If your request to sell shares is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. If your request is not in proper form, additional documentation may be required to sell your shares.

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Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check,by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds.Although generally we pay redemption requests in cash,we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

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Earning Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

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Wire Fees. Typically, there is a $10 fee for wiring funds, however we reserve the right to waive any such fee for shareholders with account balances in excess of $100,000. Please contact your bank to find out about any charges they may assess for an incoming wire transfer.

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Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet.We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

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Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

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Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

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Medallion Guarantees. Medallion guarantees are only required for mailed redemption requests under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption exceeds $100,000 and includes bank account information that is not currently on file with Wells Fargo Advantage Funds or if all of the owners of your Wells Fargo Advantage Fund account are not included in the registration of the bank account provided; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

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Same-fund exchanges between Class A, Class C, Administrator Class, Institutional Class and Investor Class shares are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; (2) in order for exchanges into Class A shares, the shareholder must be able to qualify to purchase Class A shares at net asset value based on current prospectus guidelines; and (3) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

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An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

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You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

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Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

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If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

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Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

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Money market funds;

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Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund (the "Ultra Short Funds");

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Purchases of shares through dividend reinvestments or capital gain distributions;

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Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

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Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

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Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

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Permitted exchanges between share classes of the same Fund;

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Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

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Purchases below $5,000 (including purchases that are part of an exchange transaction).

In the event that an asset allocation or "wrap" program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

Because the Ultra Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than longer-term funds. As a result, the Ultra Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the Ultra Short Funds or their shareholders. Although the policies adopted by the Ultra Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the Ultra Short Funds to facilitate frequent purchases and redemptions of shares in longer-term funds in contravention of the policies and procedures adopted by the longer-term funds.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Account Policies

Automatic Plans
 These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

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Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

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Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

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Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

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must have a Fund account valued at $10,000 or more;

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must request a minimum redemption of $100;

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must have your distributions reinvested; and

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may not simultaneously participate in the Automatic Investment Plan, unless your account is a Money Market Fund or an Ultra Short-Term Bond Fund (Ultra Short-Term Income Fund or Ultra Short-Term Municipal Income Fund).

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Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

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Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

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Qualified Retirement Plans, including Simple IRAs, SEP IRAs, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at wellsfargoadvantagefunds.com. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds declare distributions of any net investment income daily, and pay such distributions monthly. The Funds generally make distributions of any realized net capital gains annually.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

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Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

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Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written instructions. A medallion guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

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Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

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Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions from the Fund's net interest income from municipal obligations generally will not be subject to federal income tax, although a portion of such distributions could be subject to federal AMT. For the state-specific Funds, it is intended that distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to that particular state's individual income taxes if the Fund primarily invests in such securities.

Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. These reduced rates of tax will expire after December 31, 2010. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

To the extent a distribution from a Fund is taxable, such distribution generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding the performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries.

Index Descriptions
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Barclays Municipal Bond Index	Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa.
Barclays 1-15 Year Municipal Blend Index	The Barclays 1-15 Year Municipal Blend Index is the 1-15 Year Blend component of the Barclays Municipal Bond Index.
Barclays 1 Year Municipal Bond Index	The Barclays 1-Year Municipal Bond Index is the 1-year component of the Barclays Municipal Bond Index.
Barclays 1-3 Year Composite Municipal Bond Index	The Barclays 1-3 Year Composite Municipal Bond Index is a blended index weighted 50% in the Barclays 1-Year Municipal Bond Index and 50% in the Barclays 3-Year Municipal Bond Index.
Barclays Wisconsin Municipal Bond Index	The Barclays Wisconsin Municipal Bond Index is the Wisconsin component of the Barclays Municipal Bond Index.

Financial Highlights

The following tables are intended to help you understand each Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, which is available upon request.

Intermediate Tax/AMT-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Investor Class	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.94	$10.81	$10.20	$10.53	$10.60
Net investment income	0.35	0.35	0.37	0.43	0.44
Net realized and unrealized gains (losses) on investments	0.58	0.13	0.61	(0.32)	(0.05)
Total from investment operations	0.93	0.48	0.98	0.11	0.39
Distributions to shareholders from
Net investment income	(0.35)	(0.35)	(0.37)	(0.43)	(0.44)
Net realized gains	(0.00)[1]	0.00	0.00	(0.01)	(0.02)
Total distributions to shareholders	(0.35)	(0.35)	(0.37)	(0.44)	(0.46)
Net asset value, end of period	$11.52	$10.94	$10.81	$10.20	$10.53
Total return	8.58%	4.54%	9.70%	1.18%	3.67%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.85%	0.91%	0.95%	1.16%
Net expenses	0.73%	0.73%	0.75%	0.75%	0.75%
Net investment income	3.06%	3.24%	3.44%	4.24%	4.07%
Supplemental data
Portfolio turnover rate	38%	52%	61%	92%	98%
Net assets, end of period (000's omitted)	$425,044	$400,794	$461,890	$386,977	$460,702
1	Amount is less than $0.005.

Municipal Bond Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Investor Class	2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.53	$9.51	$8.74	$9.21	$9.50
Net investment income	0.37	0.39	0.41	0.44	0.42
Net realized and unrealized gains (losses) on investments	0.70	0.03	0.84	(0.47)	(0.29)
Total from investment operations	1.07	0.42	1.25	(0.03)	0.13
Distributions to shareholders from
Net investment income	(0.37)	(0.39)	(0.41)	(0.44)	(0.42)
Net realized gains	(0.00)[1]	(0.01)	(0.07)	0.00	0.00
Total distributions to shareholders	(0.37)	(0.40)	(0.48)	(0.44)	(0.42)
Net asset value, end of period	$10.23	$9.53	$9.51	$8.74	$9.21
Total return	11.42%	4.56%	14.23%	(0.09)%	1.41%
Ratios to average net assets (annualized)
Gross expenses	0.84%[2]	0.86%[2]	0.91%[2]	0.94%[2]	1.16%[2]
Net expenses	0.78%[2]	0.80%[2]	0.80%[2]	0.80%[2]	0.80%[2]
Net investment income	3.64%	4.13%	4.35%	5.12%	4.46%
Supplemental data
Portfolio turnover rate	63%	69%	84%	152%	144%
Net assets, end of period (000's omitted)	$538,857	$334,987	$330,799	$249,015	$248,426
1	Amount is less than 0.005 of the value indicated.
2

Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:
Year ended June 30, 2012 0.00%[1] Year ended June 30, 2011 0.02%
Year ended June 30, 2010 0.03%
Year ended June 30, 2009 0.06%
Year ended June 30, 2008 0.07%

Short-Term Municipal Bond Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Investor Class	2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.95	$9.90	$9.65	$9.67	$9.74
Net investment income	0.19	0.24	0.27	0.39	0.40
Net realized and unrealized gains (losses) on investments	0.08	0.06	0.25	(0.02)	(0.07)
Total from investment operations	0.27	0.30	0.52	0.37	0.33
Distributions to shareholders from
Net investment income	(0.19)	(0.24)	(0.27)	(0.39)	(0.40)
Net realized gains	(0.01)	(0.01)	0.00	0.00	0.00
Total distributions to shareholders	(0.20)	(0.25)	(0.27)	(0.39)	(0.40)
Net asset value, end of period	$10.02	$9.95	$9.90	$9.65	$9.67
Total return	2.74%	3.07%	5.41%	3.98%	3.43%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.82%	0.86%	0.92%	1.10%
Net expenses	0.63%	0.63%	0.66%	0.66%	0.66%
Net investment income	1.89%	2.45%	2.63%	4.10%	4.06%
Supplemental data
Portfolio turnover rate	72%	75%	78%	101%	94%
Net assets, end of period (000's omitted)	$2,058,375	$1,783,805	$1,992,055	$1,019,054	$796,199

Ultra Short-Term Municipal Income Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Investor Class	2012	2011	2010	2009	2008
Net asset value, beginning of period	$4.82	$4.81	$4.78	$4.75	$4.76
Net investment income	0.04	0.06	0.07	0.20	0.20
Net realized and unrealized gains (losses) on investments	0.01	0.01	0.03	0.03	(0.01)
Total from investment operations	0.05	0.07	0.10	0.23	0.19
Distributions to shareholders from
Net investment income	(0.04)	(0.06)	(0.07)	(0.20)	(0.20)
Net asset value, end of period	$4.83	$4.82	$4.81	$4.78	$4.75
Total return	1.14%	1.48%	2.12%	4.96%	4.10%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.82%	0.90%	1.16%
Net expenses	0.70%	0.70%	0.72%	0.72%	0.72%
Net investment income	0.92%	1.25%	1.44%	4.13%	4.20%
Supplemental data
Portfolio turnover rate	111%	127%	120%	186%	191%
Net assets, end of period (000's omitted)	$987,752	$1,068,221	$1,528,358	$1,334,323	$746,639

Wisconsin Tax-Free Fund

For a share outstanding throughout each period.

	Year Ended June 30,
Investor Class	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.68	$10.67	$10.43	$10.37	$10.44
Net investment income	0.33	0.35	0.31	0.37	0.38
Net realized and unrealized gains (losses) on investments	0.42	0.01	0.35	0.06	(0.05)
Total from investment operations	0.75	0.36	0.66	0.43	0.33
Distributions to shareholders from
Net investment income	(0.33)	(0.35)	(0.31)	(0.37)	(0.38)
Net realized gains	(0.01)	0.00	(0.11)	0.00	(0.02)
Total distributions to shareholders	(0.34)	(0.35)	(0.42)	(0.37)	(0.40)
Net asset value, end of period	$11.09	$10.68	$10.67	$10.43	$10.37
Total return	7.16%	3.49%	6.46%	4.31%	2.95%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.95%	0.99%	1.05%	1.22%
Net expenses	0.73%	0.73%	0.75%	0.75%	0.75%
Net investment income	3.04%	3.32%	2.94%	3.64%	3.57%
Supplemental data
Portfolio turnover rate	14%	60%	48%	126%	102%
Net assets, end of period (000's omitted)	$121,449	$100,804	$108,326	$92,061	$88,130

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2012 Wells Fargo Funds Management, LLC. All rights reserved	112MIIV/P1106 (11-12) ICA Reg. No. 811-09253

WELLS FARGO FUNDS TRUST
PART B
STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information
November 1, 2012

Wells Fargo Funds Trust
1.800.222.8222
Municipal Income Funds

California Limited-Term Tax-Free Fund
Class A - SFCIX; Class C - SFCCX; Administrator Class - SCTIX

California Tax-Free Fund
Class A - SCTAX; Class B - SGCBX; Class C - SCTCX; Administrator Class - SGCAX

Colorado Tax-Free Fund
Class A - NWCOX; Class B - NWCBX; Class C - WCOTX; Administrator Class - NCOTX

Intermediate Tax/AMT-Free Fund
Class A - WFTAX; Class C - WFTFX; Administrator Class - WFITX; Institutional Class - WITIX; Investor Class - SIMBX

Minnesota Tax-Free Fund
Class A - NMTFX; Class B - NWMBX; Class C - WMTCX; Administrator Class - NWMIX

Municipal Bond Fund
Class A - WMFAX; Class B - WMFBX; Class C - WMFCX; Administrator Class - WMFDX; Institutional Class - WMBIX; Investor Class - SXFIX

North Carolina Tax-Free Fund
Class A - ENCMX; Class C - ENCCX; Institutional Class - ENCYX

Pennsylvania Tax-Free Fund
Class A - EKVAX; Class B - EKVBX; Class C - EKVCX; Institutional Class - EKVYX

Short-Term Municipal Bond Fund
Class A - WSMAX; Class C - WSSCX; Administrator Class - WSTMX; Institutional Class - WSBIX; Investor Class - STSMX

Strategic Municipal Bond Fund
Class A - VMPAX; Class B - VMPIX; Class C - DHICX; Administrator Class - VMPYX

Ultra Short-Term Municipal Income Fund
Class A - SMAVX; Class C - WFUSX; Administrator Class - WUSMX; Institutional Class - SMAIX; Investor Class - SMUAX

Wisconsin Tax-Free Fund
Class A - WWTFX; Class C - WWTCX; Investor Class - SWFRX

Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about twelve series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds"). Each Fund, except the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, North Carolina Tax-Free Fund, Pennsylvania Tax-Free Fund and Minnesota Tax-Free Fund, is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds offer certain classes of shares as indicated above. This SAI relates to all such classes of shares. Class B shares of the California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, Municipal Bond Fund, Pennsylvania Tax-Free Fund and Strategic Municipal Bond Fund are closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds® subject to the limitations described in each Fund's prospectus.

This SAI is not a prospectus and should be read in conjunction with the Funds' prospectuses (each, a "Prospectus" and collectively, the "Prospectuses") dated November 1, 2012. The audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm for the fiscal period ended June 30, 2012 are hereby incorporated by reference to the Funds' annual reports (each, an "Annual Report" and collectively, the "Annual Reports"). The Prospectuses and Annual Reports may be obtained free of charge by visiting our Web site at wellsfargoadvantagefunds.com, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds®, P.O. Box 8266, Boston, MA 02266-8266.

MIFS/FASAI02 (11/12)

HISTORICAL FUND INFORMATION

On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to certain Funds of the Trust (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization, the Trust had only nominal assets.

On December 16, 2002, the Boards of Trustees of The Montgomery Funds and The Montgomery Funds II ("Montgomery") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Montgomery portfolios into various Funds of the Trust. The effective date of the reorganization was June 9, 2003.

On February 3, 2004, the Board of the Trust and on February 18, 2004, the Board of Trustees of The Advisors' Inner Circle Fund ("AIC Trust") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor AIC Trust portfolios into various Funds of the Trust. The effective date of the reorganization was July 26, 2004.

In August and September 2004, the Boards of Directors of the Strong family of funds ("Strong") and the Board of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Strong mutual funds into various Funds of the Trust. The effective date of the reorganization was April 8, 2005.

On December 30, 2009, the Board of Trustees of Evergreen Funds ("Evergreen") and on January 11, 2010 the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Evergreen portfolios and Wells Fargo Advantage Funds portfolios to certain Funds of the Trust The effective date of the reorganization was July 12, 2010 for certain Evergreen Funds and July 19, 2010 for the remainder of the Evergreen Funds.

The California Limited-Term Tax-Free and California Tax-Free Funds (the "California Funds") commenced operations on November 8, 1999, as successors to the Stagecoach California Tax-Free Bond and Stagecoach California Tax-Free Bond Funds, respectively. The California Funds were originally organized as funds of Stagecoach. The Stagecoach California Tax-Free Income Fund commenced operations on January 1, 1992 and the Stagecoach California Tax-Free Income Fund commenced operations on November 18, 1992. On December 15, 1997, the California Tax-Free Bond Fund of Overland Express Funds, Inc. ("Overland") was reorganized with and into the Stagecoach California Tax-Free Bond Fund. The California Tax-Free Bond Fund of Overland commenced operations on October 6, 1988. The Fund changed its name from the California Limited Term Tax-Free Fund to the California Limited-Term Tax-Free Fund effective April 11, 2005.

The Colorado Tax-Free Fund commenced operations on November 8, 1999, as successor to the Norwest Colorado Tax-Free Fund. The predecessor Norwest Fund commenced operations on June 1, 1993.

The Intermediate Tax/AMT-Free Fund (formerly named the Intermediate Tax-Free Fund) commenced operations on April 11, 2005, as successor to the Strong Intermediate Municipal Bond Fund. The predecessor Strong Intermediate Municipal Bond Fund commenced operations on July 31, 2001. The Fund changed its name from the Intermediate Tax-Free Fund to the Intermediate Tax/AMT-Free Fund effective November 1, 2008.

The Minnesota Tax-Free Fund commenced operations on November 8, 1999, as successor to the Norwest Minnesota Tax-Free Fund. The predecessor Norwest Fund commenced operations on January 12, 1988. On November 16, 2001, the Minnesota Tax-Free Fund acquired all of the net assets of the Minnesota Intermediate Tax-Free Fund. At the close of business on July 18, 2008, Class Z shares of the Minnesota Tax-Free Fund converted into Administrator Class shares of the Minnesota Tax-Free Fund.

The Municipal Bond Fund commenced operations on April 11, 2005, as successor to the Strong Municipal Bond Fund. The predecessor Strong Municipal Bond Fund commenced operations on October 23, 1986.

The North Carolina Tax-Free Fund commenced operations on July 9, 2010, as successor to the Evergreen North Carolina Municipal Bond Fund. The predecessor fund commenced operations on January 11, 1993.

The Pennsylvania Tax-Free Fund commenced operations on July 12, 2010, as successor to the Evergreen Pennsylvania Municipal Bond Fund. The predecessor fund commenced operations on December 27, 1990.

The Short-Term Municipal Bond Fund commenced operations on April 11, 2005, as successor to the Strong Short-Term Municipal Bond Fund. The predecessor Strong Short-Term Municipal Bond Fund commenced operations on December 31, 1991.

The Strategic Municipal Bond Fund commenced operations on July 12, 2010, as successor to the Evergreen Strategic Municipal Bond Fund. The predecessor fund commenced operations on March 21, 1985.

The Ultra Short-Term Municipal Income Fund commenced operations on April 11, 2005, as successor to the Strong Ultra Short-Term Municipal Income Fund. The predecessor Strong Ultra Short-Term Municipal Income Fund commenced operations on November 30, 1995. Effective June 20, 2008, the Advisor Class of the Ultra Short-Term Municipal Income Fund was renamed Class A and modified to assume the features and attributes of Class A.

The Wisconsin Tax-Free Fund commenced operations on April 11, 2005, as successor to the Strong Wisconsin Tax-Free Fund. The predecessor Strong Wisconsin Tax-Free Fund commenced operations on April 6, 2001.

Fundamental Investment Policies

Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of each Fund.

The Funds may not:

(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that (i) this restriction does not limit a Fund's investments in securities of other investment companies, (ii) this restriction does not limit a Fund's investments in municipal securities, (iii) each Fund may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry; and (iv) each Fund may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

(2) except for the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, North Carolina Tax-Free Fund and Pennsylvania Tax-Free Fund, purchase securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments; or

(9) with respect to the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Intermediate Tax/AMT-Free Fund, Minnesota Tax-Free Fund, North Carolina Tax-Free Fund, Pennsylvania Tax-Free Fund and Wisconsin Tax-Free Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which (i) is exempt from federal income tax (including federal alternative minimum tax), and (ii) for the state-specific Funds, in investments the income from which is also exempt from such state's income tax; or

(10) with respect to the Municipal Bond Fund, Short-Term Municipal Bond Fund, Strategic Municipal Bond Fund and Ultra Short-Term Municipal Income Fund, invest less than 80% of net asset plus investment borrowings, under normal circumstances, in investments the income from which is exempt from federal income tax, but not necessarily the federal alternative minimum tax.

Non-Fundamental Investment Policies

Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of the Fund's shareholders.

(1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) Each Fund may invest in futures or options contracts consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission (the "SEC") thereunder or any exemptive orders obtained thereunder, and consistent with investment in futures or options contracts that would allow the Fund to claim an exclusion from being a "commodity pool operator" as defined by the Commodity Exchange Act.

(4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of the Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

General

Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing the Funds to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

ADDITIONAL APPROVED PRINCIPAL INVESTMENT STRATEGIES

In addition to the principal investment strategies set forth in the Prospectus, the Funds may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Such use of derivatives has been approved by the Board as a principal investment strategy of the Funds, although any particular Fund may not necessarily be using derivatives at this time. Please refer to the Fund's Prospectus for information regarding the Fund's anticipated use of derivatives, if any, as a principal investment strategy. Please note that even if a Fund's Prospectus does not currently include information regarding derivatives, or only includes information regarding certain derivative instruments, the Fund may use any of the derivative securities described below, at any time, and to any extent consistent with the Fund's other principal investment strategies.

DERIVATIVES

Derivative Securities

Derivative securities are securities that derive their value, at least in part, from the price of another security or asset, or the level of an index, such as the S&P 500 Index, or a rate, such as the London Interbank Offered Rate ("LIBOR"), including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Futures contracts and options are also considered types of derivative securities, and are described more fully under the heading "Futures and Options Contracts" below. Other common types of derivatives include forward foreign currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements, and swaptions.

An investment is often made in derivative securities as a "hedge" against fluctuations in the market value of the other securities in a Fund's portfolio due to currency exchange rate fluctuations or other factors in the securities markets, although a Fund may also invest in certain derivative securities for investment purposes only. Other reasons why a Fund may use derivative securities include protecting its unrealized gains reflected in the value of its portfolio of securities, facilitating the sale of such securities for investment purposes, reducing transaction costs, and/or managing the effective maturity or duration of its portfolio.

While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of a Fund's investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets. The trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these derivative securities will perform under different economic interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of securities and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or a Fund could be forced to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of derivative securities.

Additional risks of derivative securities include, but are not limited to: the risk of disruption of a Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (i.e., exposure to adverse price changes).

The Adviser uses a variety of internal risk management procedures to ensure that derivatives are closely monitored and that their use is consistent with a particular Fund's investment objective, policies, restrictions and quality standards, and does not expose such Fund to undue risk.

A Fund's use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. A Fund also may not use certain derivatives without establishing adequate "cover" in compliance with the SEC rules limiting the use of leverage.

Both equity and credit derivatives include options, futures and options on futures, which may be used to hedge a Fund's portfolio, increase returns or maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. Such risks may include illiquidity of the derivative and imperfect correlation of the derivative with underlying investments for which it is being substituted or the Fund's other portfolio holdings. Accordingly, there is the risk that such practices may fail to serve their intended purposes, and may reduce returns or increase volatility. These practices also entail transactional expenses.

Additionally, the use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. A Fund's use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain.

The success of management's derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund's potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies, there is the risk that a Fund may not be able to find a suitable counterparty for the derivative transaction, and therefore may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

A Fund that is authorized to invest in derivatives may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Credit Derivatives. A credit derivative is a form of derivative that is divided into two categories: credit default swaps and total return swaps. Both such categories of credit derivatives are usually governed by the standard terms and conditions of an ISDA Master Agreement.

A credit default swap involves a protection buyer and a protection seller. A Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities. A total return swap involves a total return receiver and a total return payor. A Fund may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e., credit risk) in return for a periodic payment from the total return receiver based on designated index (e.g., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates.

Other types of credit derivatives include credit-linked notes and other forms of debt obligations having an embedded credit default swap component. In such type of credit derivative, payments of principal and interest are tied to the performance of one or more reference obligations or assets.

In all of the above-referenced credit derivative transactions, the same general risks inherent to derivative transactions are present. However, credit derivative transactions also carry with them greater risks of imperfect correlation between the performance and price of the underlying reference security or asset, and the general performance of the designated interest rate or index which is the basis for the periodic payment. If a Fund writes a credit default swap, it receives an up-front premium. A Fund's exposure under a credit default swap, though, is a form of leverage and will be subject to the restrictions on leveraged derivatives.

Inverse Floaters. A Fund may invest in inverse floating rate municipal securities or "inverse floaters," sometimes also referred to as a "residual interest certificates." Inverse floaters are issued by tender option bond trusts ("trusts") that are established by a third party sponsor in connection with the transfer of municipal bonds to the trusts. In addition to inverse floaters, these trusts typically issue short-term floating rate notes which are usually sold to money market funds ("floating rate notes"). An inverse floater is a type of "derivative" debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note. Because changes in the interest rate on the note inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate municipal bond having similar credit quality, redemption provisions and maturity. Inverse floaters may have interest rate adjustment formulas which generally reduce or eliminate the interest paid to a Fund when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall. The value of inverse floaters also tends to fall faster than the value of fixed rate municipal bonds when interest rates rise, and conversely, their value tends to rise more rapidly when interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. Inverse floaters tend to underperform the market for fixed rate municipal bonds in a rising long-term interest rate environment, but tend to outperform that market when long-term interest rates decline.

An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal security. All inverse floaters entail some degree of leverage. The interest rate on inverse floaters varies inversely at a pre-set multiple of the change in short-term rates. An inverse floater that has a higher multiple, and therefore more leverage, will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security. The markets for inverse floating rate securities may be less developed and have less liquidity than the markets for conventional securities.

Under applicable financial accounting standards, inverse floater transactions in which the Fund has transferred a municipal security it owned to a trust are considered a form of secured borrowing for financial reporting purposes. This accounting treatment does not apply to any inverse floaters acquired by the Fund that were created by a third-party's transfer of a municipal security to the issuing trust.

Futures and Options Contracts

In General. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

Initially, when purchasing or selling futures contracts, the Fund will be required to deposit with the Fund's custodian in the broker's name or with the broker as required an amount of cash or cash equivalents. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

Although a Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the Fund.

A Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

Pursuant to a notice of eligibility claiming exclusion from the definition of Commodity Pool Operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are not subject to registration or regulation as such under the CEA.

A Fund may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

Options Trading. Options on individual securities or options on indices of securities may be purchased or sold. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

A Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

Below is a description of some of the types of futures and options in which the Funds may invest.

Stock Index Options. A Fund may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Funds will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

Stock Index Futures and Options on Stock Index Futures. A Fund may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

Foreign Currency Futures Contracts. A Fund may invest in foreign currency futures contracts which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price that will be secured by margin deposits, is regulated by the Commodity Futures Trading Commission ("CFTC") and is traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

To the extent that a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a foreign currency futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a foreign currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These foreign currency futures contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The use of foreign currency futures contracts involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency futures contracts also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency futures contracts also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency futures contracts and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its currency risks, and may cause a Fund to lose money on its investments in foreign currency futures contracts.

Interest Rate Futures Contracts and Options on Interest Rate Futures Contracts. A Fund may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.

Future Developments. A Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

Swap Agreements and Swaptions
Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement. In a swaption, in exchange for an option premium, the purchaser of the swaption acquires the right, but not the obligation, to enter into a specified swap agreement with a counterparty on a specified future date. If there is a default by the other party to a swap agreement or swaption, the Fund will have contractual remedies pursuant to the agreements related to the transaction.
The use of swaps and swaptions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swap agreements and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap agreement or swaption, in which case a Fund may not receive the net amount of payments that such Fund contractually is entitled to receive.
Interest Rate Swap Agreements. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. The exchange commitment can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swap agreements on a net basis. In so doing, the two payment streams under the swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap agreement, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund's exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.
Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund's performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. Additionally, whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the adviser's ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection "buyer" in a credit default swap agreement is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund's obligations will be accrued on a daily basis, and the full amount of a Fund's obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

PERMITTED INVESTMENT ACTIVITIES AND CERTAIN ASSOCIATED RISKS

Set forth below are descriptions of permitted investment activities for the Funds and certain of their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. Not all of the Funds participate in all of the investment activities described below. In addition, with respect to any particular Fund, to the extent that an investment activity is described in such Fund's Prospectus as being part of its principal investment strategy, the information provided below regarding such investment activity is intended to supplement, but not supersede, the information contained in the Prospectus, and the Fund may engage in such investment activity in accordance with the limitations set forth in the Prospectus. To the extent an investment activity is described in this SAI that is not referenced in the Prospectus, a Fund under normal circumstances will not engage in such investment activity with more than 15% of its assets unless otherwise specified below. Unless otherwise noted or required by applicable law, the percentage limitations included in this SAI apply at the time of purchase of a security.

For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

DEBT SECURITIES

Asset-Backed Securities

Asset-backed securities are securities that are secured or "backed" by pools of various types of assets on which cash payments are due at fixed intervals over set periods of time. Asset-backed securities are created in a process called securitization. In a securitization transaction, an originator of loans or an owner of accounts receivable of a certain type of asset class sells such underlying assets in a "true sale" to a special purpose entity, so that there is no recourse to such originator or owner. Payments of principal and interest on asset-backed securities typically are tied to payments made on the pool of underlying assets in the related securitization. Such payments on the underlying assets are effectively "passed through" to the asset-backed security holders on a monthly or other regular, periodic basis. The level of seniority of a particular asset-backed security will determine the priority in which the holder of such asset-backed security is paid, relative to other security holders and parties in such securitization. Examples of underlying assets include consumer loans or receivables, home equity loans, automobile loans or leases, and timeshares, although other types of receivables or assets also may be used as underlying assets.

While asset-backed securities typically have a fixed, stated maturity date, low prevailing interest rates may lead to an increase in the prepayments made on the underlying assets. This may cause the outstanding balances due on the underlying assets to be paid down more rapidly. As a result, a decrease in the originally anticipated interest from such underlying securities may occur, causing the asset-backed securities to pay-down in whole or in part prior to their original stated maturity date. Prepayment proceeds would then have to be reinvested at the lower prevailing interest rates. Conversely, prepayments on the underlying assets may be less than anticipated, causing an extension in the duration of the asset-backed securities.

Delinquencies or losses that exceed the anticipated amounts for a given securitization could adversely impact the payments made on the related asset-backed securities. This is a reason why, as part of a securitization, asset-backed securities are often accompanied by some form of credit enhancement, such as a guaranty, insurance policy, or subordination. Credit protection in the form of derivative contracts may also be purchased. In certain securitization transactions, insurance, credit protection, or both may be purchased with respect to only the most senior classes of asset-backed securities, on the underlying collateral pool, or both. The extent and type of credit enhancement varies across securitization transactions.

In addition to the normal risks associated with debt securities discussed elsewhere in this SAI and the Prospectus(es), asset-backed securities carry additional risks including, but not limited to, the possibility that (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

Bank Obligations

Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Commercial Paper

Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

Asset-Backed Commercial Paper. Securities that are issued from commercial paper conduits are called asset-backed commercial paper securities. Credit support for such securities falls into two categories: liquidity protection and protection against ultimate default under the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the securities or underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, such as by issuing senior and subordinated instruments or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information relating to the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount or a downgrade or loss of credit support could adversely impact the value of or return on an investment in an asset-backed commercial paper security.

Commercial paper is also subject to the risks generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es).

Convertible Securities

A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest-rate and market movements, a convertible security tends not to be as sensitive to interest rates as a similar fixed-income security, and tends not to be as sensitive to changes in share price as its underlying stock.

Investing in convertible securities is subject to certain risks in addition to those generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es). Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be or become illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses.

The creditworthiness of the issuer of a convertible security is important because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to conversion or redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. This feature may require a holder to convert the security into the underlying common stock, even if the value of the underlying common stock has declined substantially. In addition, companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with investments in such companies.

While the Funds use the same criteria to evaluate the credit quality of a convertible debt security that they would use for a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund's credit evaluation, as well as financial reporting and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholders to take action. Preferred stock generally has no maturity date, so its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

Custodial Receipts for Treasury Securities

These securities are typically represented by participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts and Certificates of Accrual on Treasury Securities, or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Dollar Roll Transactions

Dollar roll transactions are transactions wherein a Fund sells fixed-income securities, typically mortgage-backed securities,and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. A Fund will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

Fixed-Income Securities

A fixed-income security is an interest-bearing security issued by a company or governmental unit. The issuer of a fixed-
 income security has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the fixed-income security's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a fixed-income security before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate fixed-income securities will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" fixed-income securities, on the other hand, fluctuate much less in response to market interest-rate movements than the value of fixed-rate fixed-income securities. Fixed-income securities may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Fixed-income securities may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

Fixed-Income securities are interest-bearing investments which promise a stable stream of income; however, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Longer-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Certain securities that may be purchased by the Fund, such as those rated "Baa" or lower by Moody's Investors Service, Inc. ("Moody's") and "BBB" or lower by Standard & Poor's Rating Group ("S&P") and Fitch Investors Service, Inc. ("Fitch") tend to be subject to greater issuer credit, risk to greater market fluctuations and pricing uncertainty, and to less liquidity than lower yielding, higher-rated fixed-income securities. If a security held by a Fund is downgraded, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security. The ratings of Fitch, Moody's and S&P are more fully described in Appendix A. Investing in fixed-income securities is subject to certain risks including, among others, credit and interest rate risk, as more fully described in the Prospectus(es).

Floating- and Variable-Rate Obligations

Floating- and variable-rate obligations include obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a referenced lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Such features often include unconditional and irrevocable letters of credit that are issued by a third party, usually a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letters of credit are designed to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying variable-rate demand obligation should default. Some variable rate obligations feature other credit enhancements, such as standby bond purchase agreements ("SBPAs"). An SBPA can feature a liquidity facility that is designed to provide funding for the purchase price of variable rate obligations that are unable to be successfully remarketed for resale. The liquidity facility provider is obligated solely to advance funds for the purchase of tendered variable rate bonds that fail to be remarketed and does not guarantee the repayment of principal or interest. The liquidity facility provider's obligations under the SBPA are subject to conditions, including the continued creditworthiness of the underlying borrower or issuer, and the facility may terminate upon the occurrence of certain events of default or at the expiration of its term. In addition, a liquidity facility provider may be unable or unwilling to perform its obligations. A Fund may be unable to timely dispose of a variable rate obligation if the underlying issuer defaults and the letter of credit or liquidity facility provider is unable or unwilling to perform its obligations or the facility otherwise terminates and a successor letter of credit or liquidity provider is not immediately obtained. The potential adverse impact to a Fund resulting from the inability of a letter of credit or liquidity facility provider to meet its obligations could be magnified to the extent the provider also furnishes credit support for other variable-rate obligations held by the Fund.

There generally is no established secondary market for certain variable-rate obligations, such as those not supported by letters of credit, SBPAs or other credit support arrangements, because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit, SBPAs or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations may not be rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, monitors the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks and other risks generally associated with debt securities.The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Insurance Funding Agreements

A Fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See the section entitled "Illiquid Securities").

Guaranteed Investment Contracts

The Funds may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. A Fund will purchase a GIC only when the adviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments in which the Fund may otherwise invest. Because a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment. The term of a GIC will be one year or less.

High Yield Securities

Each Fund may invest in high-yield securities. High yield securities (also known as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by the adviser to be below investment-grade, or in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and tend to be more volatile than higher-rated securities of similar maturity. The value of these debt securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. These securities tend to be less liquid and more difficult to value than higher-rated securities.

The market values of certain high yield and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than investment-grade securities. In addition, issuers of high yield and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them. Their ability to service their debt obligations, especially during an economic downturn or during sustained periods of high interest rates, may be impaired.

The risk of loss due to default by such issuers is significantly greater because high yield and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield and comparable unrated securities may diminish the Fund's ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (ii) sell the securities either to meet redemption requests or to respond to changes in the economy or in financial markets.

Letters of Credit

Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.

Loan Participations

A loan participation gives a Fund an undivided proportionate interest in a loan or instrument originated by a bank or other institution. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, typically do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the loan participation.

Money Market Instruments

Investments in the following types of high-quality money market instruments are permitted: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper; and (iv) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

Mortgage-Related Securities

Mortgage-Backed Securities. Mortgage-backed securities, also called mortgage pass-through securities, are issued in securitizations (see "Asset-Backed Securities" section) and represent interests in "pools" of underlying residential mortgage loans that serve as collateral for such securities. Similar to asset-backed securities, the monthly payments made by the individual borrowers on the underlying residential mortgage loans are effectively "passed through" to the mortgage-backed securities (net of administrative and other fees paid to various parties) as monthly principal and interest payments.

The stated maturities of mortgage-backed securities may be shortened by unscheduled prepayments of principal on the underlying mortgage loans, and the expected maturities may be extended in rising interest-rate environments. Therefore, it is not possible to predict accurately the maturity of a particular mortgage-backed security. Variations in the maturities of mortgage-backed securities will affect the yield of each such security and the portfolio as a whole. Rates of prepayment of principal on the underlying mortgage loans in mortgage-backed securitizations that are faster than expected may expose the mortgage-backed securities issued in such securitizations to a lower rate of return and require reinvestment of proceeds at lower prevailing interest rates. Also, if a mortgage-backed security has been purchased at a premium, but is backed by underlying mortgage loans that are subject to prepayment, if prepayments are made on such underlying collateral, then the value of the premium effectively would be lost or reduced.

Like other fixed-income securities, when interest rates rise, the value of mortgage-backed securities generally will decline and may decline more than other fixed-income securities as the expected maturity extends. Conversely, when interest rates decline, the value of mortgage-backed securities having underlying collateral with prepayment features may not increase as quickly as other fixed-income securities as the expected maturity shortens. Payment of principal and interest on some mortgage-backed securities issued or guaranteed by a government agency (but not the market value of the securities themselves) is guaranteed by a government association, such as the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), or by a government-sponsored entity, such as the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac") or Federal National Mortgage Association ("FNMA" or "Fannie Mae"). Unlike FHLMC and FNMA, which act as both issuers and guarantors of mortgage-backed securities, GNMA only provides guarantees of mortgage-backed securities. Only GNMA guarantees are backed by the full faith and credit of the U.S. Government. Mortgage-backed securities issued or guaranteed by FHLMC or FNMA are not backed by the full faith and credit of the U.S. Government. FHLMC and FNMA are authorized to borrow money from the U.S. Treasury or the capital markets, but there can be no assurance that they will be able to raise funds as needed or that their existing capital will be sufficient to satisfy their guarantee obligations. Mortgage-backed securities created by private issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. Collateralized mortgage obligations, commercial mortgage-backed securities, adjustable rate mortgage securities and mortgage participation certificates are the primary types of mortgage-backed securities utilized by the Funds.

Collateralized Mortgage Obligations ("CMOs"). CMOs are debt obligations that may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. Each CMO is structured so that multiple classes of securities are issued from such CMO, with each class bearing a different stated maturity. Payments of principal on the underlying securities, including prepayments, are first "passed through" to investors holding the class of securities with the shortest maturity; investors holding classes of securities with longer maturities receive payments on their securities only after the more senior classes have been retired. A longer duration or greater sensitivity to interest rate fluctuations generally increases the risk level of the CMO.

Commercial Mortgage-Backed Securities ("CMBS"). CMBS are securities that are secured by mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, such as office buildings, hotels, and shopping malls. These risks include the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a commercial property to attract and retain tenants. While CMBS are sold both in public transactions registered with the SEC and in private placement transactions, CMBS may be less liquid and exhibit greater price volatility than other types of mortgage-backed or asset-backed securities.

Adjustable Rate Mortgage Securities ("ARMS"). ARMS are securities that are secured by mortgage loans with adjustable interest rates and may be issued or guaranteed by a government agency such as GNMA, by government-sponsored entities such as FNMA or FHLMC, or by a private issuer. The mortgage loans underlying ARMS guaranteed by GNMA are typically federally insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, whereas the mortgage loans underlying ARMS issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

ARMS are also offered by private issuers. These securities generally offer a higher rate of return in the form of interest payments, but because they offer no direct or indirect governmental guarantees, they also involve greater credit and interest rate risk. However, many private issuers or servicers of ARMS guarantee or provide private insurance for timely payment of interest and principal. In addition, the Funds may purchase some mortgage-related securities through private placements that are restricted as to further sale. The value of these securities may fluctuate more than that of other mortgage-related securities.

Mortgage Participation Certificates ("PCs"). Mortgage PCs and guaranteed mortgage certificates ("GMCs") are both issued by the FHLMC. PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on an underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages, but pay interest semi-annually and return principal once a year in guaranteed minimum payments. PCs and GMCs differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

Other Mortgage-Backed Securities. As new types of mortgage-backed securities are developed and offered to investors, the adviser will, consistent with each Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of mortgage-backed securities.

Credit Risk. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer, or any credit enhancer and/or the underlying mortgage borrowers have defaulted on their obligations. Credit risk is increased for mortgage-backed securities that are subordinated to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, typically entail greater credit risk than mortgage-backed securities guaranteed by a government association or government-sponsored enterprise. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions and the performance of the mortgage pool backing such securities. An unexpectedly high rate of defaults on mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the holder of such mortgage-backed securities, particularly if such securities are subordinated, thereby reducing the value of such securities and in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Interest Rate Risk. The interest rates on mortgage loans underlying ARMS generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined, commonly recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities resulting from actual or anticipated fluctuations in market interest rates. The value of each Fund's ARMS may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of the Funds or if the Funds sell these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The interest rates on mortgages underlying other types of mortgage-backed securities generally do not reset at periodic intervals. Accordingly, non-ARMS have greater exposure to interest rate risk than ARMS.

Municipal Bonds

Municipal bonds are debt obligations issued to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are supported by the municipality's general taxing authority, while revenue bonds are supported by the revenues from one or more particular project or activity. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to finance privately operated facilities.

Certain of the municipal obligations held by the Funds may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. Although the insurance feature is designed to reduce certain financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch or otherwise rated investment grade. To the extent that securities held by a Fund are insured as to principal and interest payments by insurers whose claims- paying ability rating is downgraded by Moody's, S&P or Fitch, the value of such securities may be affected. There is, however, no guarantee that the insurer will meet its obligations. Moreover, the insurance does not guarantee the market value of the insured obligation or the net asset value of the Fund's shares. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors. A Fund also may purchase municipal obligations that are additionally secured by bank credit agreements or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in a shareholder's federal alternative minimum taxable income. Moreover, a Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

A Fund invests in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes. Such opinion may have been issued as of a date prior to the date that the Fund acquires the municipal security. Subsequent to a Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by a Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities. Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If any Fund held such a bond, it might have to distribute taxable income or reclassify as taxable, ordinary income that was previously distributed as exempt-interest dividends.

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Municipal Leases

A Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks.
 Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Municipal Market Data Rate Locks

The Fund may purchase and sell Municipal Market Data Rate Locks ("MMD Rate Locks"). An MMD Rate Lock permits the
 Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short position, allowing the Fund to select what the manager believes is an attractive part of the yield curve. The Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund's yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates). An MMD Rate Lock is a contract between the Fund and an MMD Rate Lock provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if the Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite of the direction anticipated by the Fund. In connection with investments in MMD Rate Locks, there is a risk that municipal yields will move in the opposite direction than anticipated by the Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund's performance. The Fund has no obligation to enter into MMD Rate Locks and may not do so.

Municipal Notes

Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

RAWs. Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in a state's general fund, including the proceeds of RANs issued following enactment of a state budget or the proceeds of refunding warrants issued by the state, and are typically subordinated in right of payment to RANs.

The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk).

Municipal Securities

Stand-by Commitments. The Funds may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities. A Fund values stand-by commitments at zero in determining NAV. When a Fund pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Fund's portfolio of securities.

Stripped Securities

Securities issued by the U.S. Treasury and certain securities issued by government authorities and government-sponsored enterprises are eligible to be stripped into interest components and principal components. Stripped securities are purchased by the Funds at a discount to their face value. These securities generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest-rate fluctuations than similar securities that offer periodic payments over time. The Funds may not purchase stripped mortgage-backed securities.

Stripped securities may also include participations in trusts that hold U.S. Treasury securities where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities.

U.S. Government Obligations

U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or U.S. Government sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

In addition to the securities discussed above, a Fund may also purchase debt guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), an independent agency of the U.S. Government, through the FDIC's Temporary Liquidity Guarantee Program ("TLGP"). Under the TLGP, the FDIC guarantees newly issued senior unsecured debt issued on or before June 30, 2009 by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies (FDIC-backed debt). The expiration date of the FDIC's guarantee is the earlier of the maturity date of the FDIC-backed debt or June 30, 2012. FDIC-backed debt is backed by the full faith and credit of the U.S. Government, but is still subject to interest rate and market risk.

Recent Regulatory Events Related to FNMA and FHLMC

On September 7, 2008, both FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA"). Under the plan of conservatorship, the FHFA assumed control of the operations of FNMA and FHLMC. In connection with the actions taken by the FHFA, the U.S. Treasury has been providing financial contributions to FNMA and FHLMC in return for shares of a new class of senior preferred stock in FNMA and FHLMC issued under certain preferred stock purchase agreements ("SPAs"). The U.S. Treasury is obligated to provide such financial contributions under the SPAs through 2012. The SPAs impose significant restrictions on the activities of FNMA and FHLMC.

The value of securities guaranteed by FNMA and FHLMC may be impacted by (among other things), actions taken by the FHFA in its role as conservator and the U.S. Treasury as a purchaser of senior preferred securities, as well as by future legislation or regulatory actions.

U.S. Territories, Commonwealths and Possessions Obligations

The Funds may invest in municipal securities issued by certain territories, commonwealths and possessions of the United States that pay interest that is exempt from federal income tax and the Fund's state personal income tax. As a result, the Fund's investment could be affected by local political and economic conditions and developments within those territories, commonwealths or possessions.

Zero-Coupon, Step-Up Coupon, and Pay-in-Kind Securities

These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are securities that make no periodic interest payments, but are instead sold at discounts from face value. Step-up coupon bonds are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Pay-in-kind securities pay bondholders in more bonds instead of cash interest. If these securities do not pay current cash income, the market prices of these securities would generally be more volatile and likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities.

OTHER INVESTMENTS AND TECHNIQUES

Borrowing

Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Diversification

The California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, North Carolina Tax-Free Fund and Pennsylvania Tax-Free Fund are non-diversified, which means that they have greater latitude than a diversified fund with respect to the investment of their assets in the securities of relatively few municipal issuers. As non-diversified portfolios, these Funds may present a greater risk than a diversified fund. However, the Funds intend to comply with applicable diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"), as discussed further below under "Federal Income Taxes."

Forward Commitments, When-Issued and Delayed-Delivery Transactions

Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.
The Funds have a segregated account in which they may maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of such commitments.

Geographic Concentration

The California Limited-Term Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free, North Carolina Tax-Free Fund, Pennsylvania Tax-Free Fund and Wisconsin Tax-Free Fund invest substantially all of their assets in municipal securities issued by issuers within a particular state and the state's political subdivisions. These Funds are more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the state and its political subdivisions. To the extent state or local governmental entities are unable to meet their financial obligations, the income derived by a Fund, its ability to preserve or realize appreciation of its portfolio assets or its liquidity could be impaired.

To the extent a Fund's investments are primarily concentrated in issuers located in a particular state, the value of the Fund's shares may be especially affected by factors pertaining to that state's economy and other factors specifically affecting the ability of issuers of that state to meet their obligations. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments and quasi-government agencies to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within their state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to governmental issuers may also affect their ability to meet obligations. Payments of principal and interest on private activity securities will depend on the economic condition of the facility specific revenue source from whose revenues the payments will be made, which in turn, could be affected by economic, political or demographic conditions in the state.

Illiquid Securities

Securities not registered under the 1933 Act, and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 15% of its net assets in illiquid securities.

Loans of Portfolio Securities

Portfolio securities of a Fund may be loaned pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (i) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, initially in an amount at least equal to 100% of the value of the loaned securities (which includes any accrued interest or dividends), with the borrower being obligated, under certain circumstances, to post additional collateral on a daily marked-to-market basis, all as described in further detail in the following paragraph; although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all; (ii) the Fund may at any time terminate the loan and request the return of the loaned securities upon sufficient prior notification; (iii) the Fund will receive any interest or distributions paid on the loaned securities; and (iv) the aggregate market value of loaned securities will not at any time exceed the limits established under the 1940 Act.

The following provides additional detail on the requirement described in (i) above. The market value of the collateral delivered in connection with a securities loan must be equal to at least 102% of the market value of any domestic securities loaned or 105% of the market value of any foreign securities loaned. The loaned securities are marked to market on a daily basis, and additional collateral is required to be paid to maintain coverage equal to at least 102% of the market value of domestic securities loaned, and at least 105% of the market value of foreign securities loaned, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. For loans of U.S. Government Securities, the initial collateral required is 102% of the market value of the loaned securities, but additional collateral is required only if the market value of the loaned securities increases such that the collateral coverage (without taking into account any increase or decrease in the value of instruments in which the cash collateral is invested) falls below 100% of the market value of the loaned securities.

For lending its securities, a Fund will earn either a fee payable by the borrower (on loans that are collateralized by U.S. Government securities or a letter of credit) or the income on instruments purchased with cash collateral (after payment of a rebate fee to the borrower and a portion of the investment revenue to the securities lending agent). Cash collateral is invested on behalf of the Funds by the Funds' adviser in U.S. dollar-denominated short-term money market instruments that are permissible investments for the Fund and that, at the time of investment, are considered high-quality. Currently, cash collateral generated from securities lending is invested in shares of Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is a Delaware limited liability company that is exempt from registration under the 1940 Act. The Cash Collateral Fund is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated. The Cash Collateral Fund is required to comply with the credit quality, maturity and other limitations set forth in Rule 2a-7 under the 1940 Act. The Cash Collateral Fund seeks to provide preservation of principal and daily liquidity by investing in high-quality, U.S. dollar-denominated short-term money market instruments. The Cash Collateral Fund may invest in securities with fixed, variable, or floating rates of interest. The Cash Collateral Fund seeks to maintain a stable price per share of $1.00, although there is no guarantee that this will be achieved. Income on shares of the Cash Collateral Fund is reinvested in shares of the Cash Collateral Fund. The investments of the Cash Collateral Fund are valued at amortized cost. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned by it, and by an increase or decrease in the value of instruments purchased with cash collateral received by it. Thus, the current net asset value of each Fund reflects the current valuations assigned to shares of the Cash Collateral Fund held on behalf of such Fund.

Loans of securities involve a risk that the borrower may fail to return the securities when due or when recalled by a Fund or may fail to provide additional collateral when required. In either case, a Fund could experience delays in recovering securities or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, loans may be recalled at any time and generally will be recalled if a material event affecting the investment is expected to be presented to a shareholder vote, so that the securities may be voted by the Fund.

Each lending Fund pays a portion of the income (net of rebate fees) or fees earned by it from securities lending to a securities lending agent. Goldman Sachs Bank USA, an unaffiliated third party doing business as Goldman Sachs Agency Lending, currently acts as securities lending agent for the Funds, subject to the overall supervision of the Funds' adviser.

Other Investment Companies

A Fund may invest in shares of other open-end and closed-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets.

Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund. Other investment companies may include exchange-traded funds ("ETFs"), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund's investments in certain ETFs may exceed certain of the limits described above.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Funds, including the money market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest.

iShares. iShares Trust and iShares, Inc. ("iShares") are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

Private Placement and Other Restricted Securities

Private placement securities are not registered under the 1933 Act. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, private placement and other "restricted" securities typically cannot be resold without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A (a "Rule 144A Security")), and may not be readily marketable.

Private placement and other restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Investing in private placement and other restricted securities is subject to certain additional risks. They may be considered illiquid securities as they typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value due to the absence of an active trading market. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted securities, including Rule 144A Securities, that are "illiquid" are subject to a Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (i) the frequency of trades and quotes for the Rule 144A Security; (ii) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the Rule 144A Security; and (iv) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer). The adviser will apply a similar process to evaluating the liquidity characteristics of other restricted securities. There can be no assurance that a restricted security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund.

Repurchase Agreements

Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. Repurchase agreements generally are subject to counterparty risk. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the underlying securities may be delayed or limited.

A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, and other illiquid securities. A Fund will only enter into repurchase agreements with broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the Fund's adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements

A reverse repurchase agreement is an agreement under which a Fund sells a portfolio security and agrees to repurchase it at an agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund's obligation to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until a Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that a Fund owns the securities, which are placed in a segregated account until the transaction is closed out, or has the right to obtain securities equivalent in kind and amount to the securities sold short. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

Short sales by a Fund that are not made "against the box" are limited to transactions in futures and options. Such transactions create opportunities to increase a Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the futures or options sold short without the need to invest the full purchase price of the futures or options on the date of the short sale, a Fund's NAV per share will tend to increase more when the futures or options it has sold short decrease in value, and to decrease more when the futures or options it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of futures or options sold short may continuously increase, although a Fund may mitigate such losses by replacing the futures or options sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing futures or options to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a Fund makes a short sale "against the box," a Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Fund and its shareholders.

In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by a Fund will be "against the box," or the Fund's obligation to deliver the futures or options sold short not "against the box" will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of futures or options not "against the box" or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Unrated Investments

A Fund may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Funds. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's, Fitch, or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's, Fitch, and S&P are more fully described in the Appendix to this SAI.

Warrants

Warrants are instruments, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

SPECIAL CONSIDERATIONS REGARDING STATE-SPECIFIC MUNICIPAL OBLIGATIONS

State Tax-Exempt Funds

The state tax-exempt Funds invest primarily in municipal securities issued by a single state and by political sub-divisions of that state. As a result, each state tax-exempt Fund is particularly susceptible to political, fiscal and economic conditions and developments in the state in which it invests. This exposure to factors affecting one state's municipal securities is significantly greater than that of more geographically diversified funds, and may result in greater losses and volatility. Because of the relatively small number of issuers of municipal securities in a given state, each Fund may invest a higher percentage of its assets in securities of a single issuer, which similarly results in greater exposure to risk of loss and volatility than a fund that is more geographically diversified. Further, at times, a state tax-exempt Fund and other funds or accounts managed by Funds Management may own all or most of the securities of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the value of, these investments.

A Fund also may focus on a particular sector of the municipal debt market, such as revenue bonds for health care facilities, housing or airports. Certain events may adversely affect investments across a particular sector in a state. Examples include litigation, legislation or court decisions, concerns about pending or threatened litigation, legislation or court decisions, or lower demand for the services or products provided by a sector. Thus, such sector-focused investing may expose a Fund to a greater risk of loss and volatility than a fund that invests more broadly.

Geographically concentrated funds are particularly sensitive to local conditions and developments, including political, fiscal and economic conditions, adverse developments affecting an industry significant to the area, and other developments within a particular locality or region. Because many municipal debt securities may be revenue or general obligations of local governments or authorities, their credit quality may differ from that of the general obligation bonds of the same state.

The types of state-specific risks to which each Fund is exposed include, among others:

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the actual or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

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natural disasters or environmental concerns or developments;

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the introduction of constitutional or statutory limits on a municipal issuer's ability to raise revenues or increase taxes;

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the inability of an issuer to pay interest on or to repay principal of securities in which the Funds invest due to fiscal or economic conditions; and

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economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

State Specific Information

The following descriptions of certain economic, financial and legal matters pertaining to the states referenced below, and their political subdivisions, is drawn from the referenced documents and does not purport to be a complete description or listing of all relevant factors. More information about state-specific risks and factors that could affect investments may be available from other official state resources. The following descriptions will not be updated during the year. The Funds have not independently verified any of the information contained in the referenced documents and are not expressing any opinion regarding the completeness or materiality of such information or the descriptions derived therefrom. The information is subject to change at any time. Any such change may adversely affect the financial condition of the applicable state and its municipal issuers.

Any estimates and projections contained in the following summaries should not be construed as statements of fact and are based on assumptions that may be affected by numerous factors. There can be no assurance that any such estimates or projections will be realized or achieved. Descriptions of the financial condition of a particular state may not be relevant to municipal obligations of political subdivisions of that state. Moreover, the general economic conditions discussed may or may not affect issuers in these states.

California Municipal Obligations

Unless otherwise noted, the following information is based on information drawn from official statements, government web sites and other resources publicly available as of August 16, 2012.

Economic and General Information

California's economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy.

California followed the nation's path through the recession and into the recovery. California labor markets deteriorated dramatically during the latter half of 2008 and the first nine months of 2009, suffering their worst losses on record. From July 2007 through September 2009, the state lost nearly 1.4 million nonfarm jobs. These losses moderated as the year progressed and switched to very modest gains during 2010 and 2011. California has gained 425,000 jobs from September 2009 through May 2012.

Statistics coming from the California economy are painting a picture of a gradual recovery. Strong growth in the high-technology sector, international trade, and tourism are offsetting weak residential construction and real estate and fiscally strapped state and local governments. The California economy is expected to continue making steady progress. Industry employment is forecast to expand 1.4 percent and 1.9 percent in 2012 and 2013, respectively, and 2.5 percent growth is projected for 2014. Personal income is projected to grow 4.9 percent in 2012, 3.4 percent in 2013 and 5.4 percent in 2014. Personal income increased for the tenth consecutive quarter in the first quarter of 2012. Taxable sales increased for the eleventh consecutive quarter in the first quarter of 2012.

The prospect of a European financial crisis and impending contractionary federal fiscal policy changes are the most significant known risks at this point. Economic growth in Europe is slowing, which is adversely affecting U.S. exports. However, California's exposure to this risk is less than the nation's as a whole. Pacific Rim economies, Japan and China in particular, are much more important to the California economy than are European economies. Another risk is the impact of a number of impending federal fiscal policy developments that could slow economic growth at the beginning of 2013. These developments include the expiration of the Bush and temporary payroll tax cuts, the end of emergency unemployment insurance benefits and the imposition of automatic federal spending cuts. If the Bush tax cuts are extended through 2013 or longer, the state could expect to see a reduction in the amount of capital gains and dividend income shifted from 2013 to 2012. However, because of the advent of the 3.8 percent federal Medicare tax and because any decision to extend the Bush tax cuts will not likely be made until late in 2012, it is not likely that there would be a significant reduction in the amount of capital gains and dividend income shifted from 2013 to 2012.

In 2011 California's population reached 37.5 million residents comprising 12 percent of the total United States population. California is by far the most populous state in the nation, with the next largest state, Texas, having 12 million fewer residents. In the last decade California experienced more modest growth in comparison to historical growth patterns, especially toward the end of the decade. This recent modest growth is the result of lower total migration figures for the state as well as fewer births statewide since 2007. While California has been known as a destination state for both international and domestic migration, for the last several years the largest growth component for population in California has been natural increase. Short-term population growth through 2015 is expected to show the largest increases for the 65 and older population. The proportion of the population under age 25 is projected to decline due to decreasing fertility rates and smaller cohort sizes, while the working age population is expected to show a slight increase.

California's 2011 unemployment rate was 11.7 percent compared with 8.9 percent for the nation. Its per capital personal income in 2011 was $44,481 compared with $41,663 nationally. The value of residential construction permits in 2011 is $14.4 billion, down from the peak of $47.1 billion in 2005 but up from 2010's level of $13.7 billion, and the 2011 value of non-residential construction permits is $13.0 billion, down from the peak of $22.5 billion in 2007 but up from 2010's level of $11.2 billion.

California's economy has continued to improve during the first half of fiscal year 2011-12. Since hitting bottom at the end of the first fiscal quarter of fiscal year 2010-11, the state has added back 351,100 of the non-farm jobs lost during the downturn. Personal income in California, which stood at $1.67 trillion in the third quarter of 2011, has already surpassed its pre-recession peak after almost two years of consecutive growth on a quarterly basis. In addition to growing consumer demand from domestic sources, international trade also has been playing a large role in speeding up California's recovery. California's exports, including industrial machinery, vehicles and parts, aircrafts, pharmaceuticals, and plastics, are booming. While home prices have yet to rebound across the state, the housing market has stabilized and is beginning to move in the right direction. New single-family building permits were still declining through the first six months of fiscal year 2011-12, but multi-family building permits have been trending upward since mid-2010 and nonresidential permit values have steadily increased through 2011.

State Finances

During the recent recession, which officially ended in 2009, the state experienced the most significant economic downturn since the Great Depression of the 1930s. As a result of continuing weakness in the state economy, state tax revenues declined precipitously, resulting in large budget gaps and occasional cash shortfalls. There can be no assurances that the state will not continue to face fiscal stress and cash pressures and that such circumstances will not become more difficult, or that other impacts of the current economic situation will not further materially adversely affect the financial condition of the state.

The state receives revenues from taxes, fees and other sources, the most significant of which are the personal income tax, sales and use tax, and corporation tax, which collectively constitute over 90 percent of tota1 General Fund revenues and transfers. The state expends money on a variety of programs and services. Significant elements of state expenditures include education (both kindergarten through twelfth grade and higher education), health and human services, and correctional programs.

The 2012 Budget Act closed a projected budget gap of $15.7 billion over the two fiscal years 2011-12 and 2012-13, and projects a $948 million reserve by June 30, 2013, by enacting a total of $16.6 billion in solutions (including $8.1 billion in expenditure reductions and $6.0 billion in additional General Fund revenues, which is net of a $2.9 billion increase in Proposition 98 funding, assuming passage of the Governor's Initiative, and $2.5 billion in other solutions).

The Governor's Initiative is The Schools and Local Public Safety Protection Act of 2012, an initiative measure which will appear on the November 2012 statewide general election ballot as Proposition 30. The Governor's Initiative is projected to raise total revenues by an estimated $8.5 billion, but only provide $5.6 billion of additional General Fund resources since Proposition 98 would require additional funding to K-14 schools and colleges. Proposition 30 would, among other things, temporarily raise personal income tax rates on high-income taxpayers for seven years and raise the statewide sales tax by one-quarter percent for four years. Proposition 30 is one of ten initiative measures which will appear on the November 2012 ballot. Proposition 38 will also appear: it would raise personal income tax rates for most taxpayers through 2024, with funding largely dedicated to K-12 education and early childhood programs. Each of Proposition 30 and Proposition 38 contain language to the effect that, if both are approved, the tax-raising provisions only of the measure with the greater number of votes would become operative law. The Governor's Initiative, Proposition 30, includes a 0.25 percent additional sales tax rate from January 1, 2013 through December 31, 2016. Proposition 38 does not include any changes to the sales tax. The Governor's Initiative also includes a provision constitutionally guaranteeing that the 1.0625 percent of the sales tax rate is dedicated to the Local Revenue Fund 2011 and explicitly states that this sales tax revenue does not constitute a General Fund revenue for purposes of the Proposition 98 guarantee. The 1.0625 percent of the sales tax rate is expected to generate $5.153 billion in fiscal year 2011-12 and $5.435 billion in fiscal year 2012-13. If both initiatives pass and the Governor's Initiative has more votes, both the 0.25 percent additional sales tax rate and the constitutional guarantee of the 1.0625 percent of the sales tax rate would take effect. If Proposition 38, instead, has more votes, the 0.25 additional sales tax rate would not take effect. It is unclear what would happen to the constitutional guarantee of the 1.0625 percent of the sales tax rate should both initiatives pass and Proposition 38 has more votes; however, this 1.0625 percent sales tax dedicated to local government would continue under existing statutes. The 2012 Budget Act assumes the 0.25 percent additional rate will take effect January 1, 2013.

The 2012 Budget Act recognized the potential risk to the state's General Fund condition if the Governor's Initiative does not pass in the November 2012 elections or does not become operative, by including a "2012-13 Trigger Mechanism" to provide certain automatic expenditure reductions. The trigger reductions, totaling $6 billion, would go into effect on January 1, 2013, but would only offset approximately 70 percent of the $8.5 billion of total gross new revenues projected to be generated if the new tax rates in the Governor's Initiative had become effective. The trigger reductions would be made from the expenditure level currently appropriated in the 2012-13 budget, and the balance of the shortfall would have to be addressed in the fiscal year 2013-14 budget. The 2012-13 Trigger Mechanism would take effect even if the higher tax rates in Proposition 38 take effect in place of the Governor's Initiative.

Over a number of years, the state has adopted budget solutions for one fiscal year by deferring certain required payments (including Proposition 98 payments to schools, Medi-Cal reimbursements, state payrolls and payments to the state pension fund) from one fiscal year into the next year; these deferrals end up having to be repeated year after year. In addition, the General Fund is obligated for repayment of deficit bonds, certain legislatively-approved interfund borrowings, reimbursement of borrowings from state and local governments, reimbursements to local governments and school districts for the costs of state mandates placed on those entities under state laws, settle-up payments for Proposition 98, obligations to employees for compensated absences, costs for self-insurance, and future payment of interest owed on borrowings from the federal government for unemployment insurance payments. In some cases, the Legislature has the ability to modify, further extend the timing of or even cancel the repayment of some of these obligations.

By the end of fiscal year 2011-12 the total amount of budgetary borrowing and deferrals is estimated to be $34.2 billion. The Administration projects that if the fiscal year 2012-13 budget package is fully implemented and its policies remain in effect, and if revenues continue to increase as projected, most of this outstanding budgetary borrowing and deferrals would be repaid by the end of the 2015-16 fiscal year.

As of the 2012 Budget Act the General Fund is also obligated to repay school and community college districts for past underfunding which is permitted under Proposition 98 ("maintenance factor"). The Department of Finance estimates that the total outstanding balance at the end of the 2011-12 fiscal year for the Proposition 98 maintenance factor is $10.6 billion. The outstanding balance projected at the end of the 2012-13 fiscal year will be $8.1 billion, assuming enactment of the Governor's Initiative. The Proposition 98 maintenance factor payments will be repaid pursuant to the constitutional repayment formula in future years when state revenue increases.

The 2012 Budget Act projects continued steady growth of the state's major tax revenue sources. Even though the state continues to face budget risks and pressures, the Administration believes that the fiscal year 2012-13 budget puts California on its most stable financial footing in years. Under current projections and assuming implementation of the Governor's Initiative, the Administration projects that the state General Fund budget would be balanced on an ongoing basis for the first time in over a decade.

Constraints on the Budget Process. Over the years, a number of laws and constitutional amendments have been enacted, often through voter initiatives, which have increased the difficulty of raising state taxes, restricted the use of the state's General Fund or special fund revenues, or otherwise limited the Legislature and the Governor's discretion in enacting budgets, and similar laws and amendments are currently under consideration.

Historic examples of provisions that make it more difficult to raise taxes include Proposition 13, passed in 1978, which, among other things, required that any change in state taxes enacted for the purpose of increasing revenues collected pursuant thereto, whether by increased rates or changes in computation, be approved by a two-thirds vote in each house of the Legislature. Examples of provisions restricting the use of General Fund revenues are Proposition 98, passed in 1988, which mandates that a minimum amount of General Fund revenues be spent on local education, and Proposition 10, passed in 1998, which raised taxes on tobacco products and mandated how the additional revenues would be expended.

Constitutional amendments approved by the voters have also affected the budget process. These include Proposition 58, approved in 2004, which requires the adoption of a balanced budget and restricts future borrowing to cover budget deficits; Proposition 49, approved in 2002, which requires the expansion of funding for before and after school programs; Proposition 63, approved in 2004, which imposes a surcharge on taxable income of more than $1 million and earmarks this funding for expanded mental health services; Proposition 1A, approved in 2004, which limits the Legislature's power over local revenue sources, and Proposition 1A approved in 2006, which limits the Legislature's ability to use sales taxes on motor vehicle fuels for any purpose other than transportation. Most recently, Propositions 22 and 26, approved on November 2, 2010, further limit the state's fiscal flexibility. Finally, Proposition 25, also passed by the voters in November 2010, changed the legislative vote requirement to pass a budget and budget related legislation from two-thirds to a simple majority. It retained the two-thirds vote requirement for taxes.

Pensions and Other Post-Employment Benefits

The principal retirement systems in which the state participates or contributes funds to are the California Public Employees' Retirement System ("CalPERS") and the California State Teachers' Retirement System ("CalSTRS"). The obligation of the state to make payments to CalPERS and CalSTRS to fund retirement benefits constitutes a significant financial obligation. CalPERS and CalSTRS each currently have unfunded liabilities in the tens of billions of dollars. Retirement-related costs payable from the General Fund are expected to increase significantly in the foreseeable future. The actual amount of such increases will depend on a variety of factors, including but not limited to investment returns, actuarial assumptions, experience, retirement benefit adjustments and, in the case of CalSTRS, statutory changes in contributions. The most recent actuarial valuation of CalPERS, based on data through June 30, 2010, showed an accrued unfunded liability allocable to state employees (excluding judges and elected officials) of $24.1 billion on an actuarial value of assets basis ("AVA") and $45.2 billion on a market value of assets basis ("MVA").

CalSTRS reported the unfunded accrued liability of its defined benefit plan at June 30, 2011 at $64.5 billion on an AVA basis (an increase of $8.5 billion from the June 30, 2010 valuation), and $68.4 billion on an MVA basis (a decrease of $10.8 billion from the June 30, 2010 valuation).

In addition, CalPERS and CalSTRS have sustained substantial investment losses in recent years and face large unfunded future liabilities. General Fund contributions to CalPERS and CalSTRS are estimated to be approximately $2.2 billion and $1.3 billion, respectively, for fiscal year 2012-13. The combined contributions, which include contributions for California State University ("CSU"), represent about 3.9 percent of all General Fund expenditures in fiscal year 2012-13. There can be no assurances that the state's annual required contributions to CalPERS and CalSTRS will not significantly increase in the future. The actual amount of any increases will depend on a variety of factors, including but not limited to investment returns, actuarial assumptions, experience, retirement benefit adjustments, and, in the case of CalSTRS, statutory changes in contributions. Recent action by the Board of CalPERS to lower the assumed rate of return on investments has caused an increase in state contributions.

The University of California ("UC") maintains a separate retirement system. From fiscal years 1990-91 through 2011-12, the state's General Fund did not directly contribute to UC's system. In 2012 the state's general fund provided $89.1 million for UC's employer retirement contributions for fiscal year 2012-13, with provisional language stating that this funding does not constitute a state obligation to provide funding after fiscal year 2012-13 for additional UC's employer retirement costs.

In addition to a pension the state also provides postemployment health care and dental benefits (OPEB) to its employees and their spouses and dependents, when applicable, and recognizes these costs on a "pay-as-you-go" basis. As of June 30, 2011 approximately 154,500 retirees were enrolled to receive health benefits and 128,100 to receive dental benefits The long-term costs for OPEB benefits may negatively affect the state's financial reports and impact its credit rating if the state does not adequately manage such costs.

The state also has an Actuarial Accrued Liability ("AAL") relating to retirees' postemployment healthcare benefits which was estimated at $62.14 billion at June 30, 2011. The estimated unfunded obligation as of June 30, 2011 grew $2.2 billion from the $59.9 billion obligation identified as of June 30, 2010. The estimated accrued liability grew less than expected due to favorable healthcare claim experiences linked to a combination of fewer claims, less expensive claims, less utilization of services, and the implementation of new CalPERS health programs designed to reduce costs.

Pension Reform Proposal. In February 2012, the Governor submitted to the Legislature a draft constitutional amendment and accompanying statutory language needed to implement his 12-point pension reform plan affecting all California public employees in state government, local government, public universities and colleges, and school districts, which the Governor had first outlined in the fall of 2011. The major provisions of the Governor's proposals included (but were not limited to): requiring increased employee contributions to annual pension costs, establishment of a "hybrid" pension system for new employees integrated with federal Social Security, raising the retirement age, making the rules for computation of final compensation used to calculate pension benefits more restrictive, changing the composition of the CalPERS board and extending the number of years of service before newly hired state employees will become eligible to receive health benefits in retirement. The Governor's proposal has been considered by a joint Assembly-Senate Conference Committee on Public Employee Pensions which was formed in 2011 to review various pension reform options. The Committee has held several hearings. Pension reform discussions are continuing between the Administration and the Legislature.

Litigation

At any given time, including the present, there are numerous civil actions pending against the State, which could, if determined adversely to the state, affect the state's expenditures and, in some cases, its revenues and cash flow. The state identifies a variety of legal proceedings which have a potentially significant fiscal impact on the state's revenue and expenditures. In broad categories of such litigation, the state has noted the following: budget-related litigation, which includes actions challenging school financing; actions challenging statutes which reformed California redevelopment law; actions challenging required contribution by redevelopment agencies; actions challenging allocation of vehicle licensing fees; and actions regarding furlough of state employees. The state also notes a number of tax cases, cases on environmental matters, cases on escheated property claims, actions seeking damages for alleged violations of privacy rights, actions regarding Medi-Cal reimbursements and fees, local government mandate claims and actions, actions relating to tribal gaming compacts, prison healthcare reform and reduction of prison population, and actions regarding proposed sale of state-owned properties.

As noted in the state's comprehensive annual financial report for the fiscal year ended June 30, 2011, the following are the more significant lawsuits pending against the primary government:

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The primary government is a defendant in two cases, Bakersfield Mall, LLC v. Franchise Tax Board, and CA-Centerside II, LLC v. Franchise Tax Board, both regarding the constitutionality of a fee imposed on limited liability companies (LLC). In Bakersfield Mall, LLC v. Franchise Tax Board the plaintiff contends that not all of its income is derived within the State and therefore not all income should be subject to the LLC fee. The second case, CA-Centerside II, LLC v. Franchise Tax Board, alleges that the LLC fee is unconstitutional regarding any activities, whether in-state or out-of-state.

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In a previously settled case, Northwest Energetic Services, LLC v. Franchise Tax Board, the Court of Appeal found the fee unconstitutional only as applied to the plaintiff. The primary government has already begun to pay refunds to LLCs with the same facts as Northwest who have no income earned inside California. In another recently settled case, Ventas Finance I, LLC v. Franchise Tax Board, the Court of Appeal also ruled that the fee is unconstitutional as applied to the plaintiff, but it awarded only a partial refund because Ventas received income from both inside and outside of California. Bakersfield Mall, LLC v. Franchise Tax Board, raised the same constitutional issues as Northwest and Ventas, but initially pertained to LLCs that conduct business solely within California. Bakersfield Mall, LLC later amended its complaint to reflect the fact that not all of its income is derived within the State, making it similar to the Ventas case. This plaintiff also intended to bring a class action suit for refund on behalf of all similarly situated LLCs and to declare the LLC fee unconstitutional. However, the Court of Appeal ruled that Bakersfield Mall, LLC did not follow mandatory class action claim procedures. CA-Centerside II, LLC v. Franchise Tax Board raised the same constitutional issues as Northwest and Ventas, and alleges that the LLC fee is unconstitutional regarding any activities, whether in-state or out-of-state. Actual and expected future claims for refunds from LLCs are estimated to be as high as $1.2 billion. In addition, plaintiffs will in all likelihood seek a very large award of attorneys' fees in these cases should they prevail.

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The primary government is the defendant in both California Redevelopment Association et al. v. Michael C. Genest et al. and County of Los Angeles, et al. v. Genest, et al. These two cases challenge the constitutionality of Assembly Bill X4-26 that requires that redevelopment agencies remit a total of $1.7 billion in 2009-10 fiscal year and $350 million in 2010-11 fiscal year to a county Supplemental Education Revenue Augmentation Fund to be used by local schools. The State successfully defeated the claims in the superior court and is currently defending against the claims in the Court of Appeal. If the Court of Appeal grants judgment for the plaintiff, the State would need to pay the challenged amount to the schools from the General Fund.

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The primary government is the defendant in numerous cases regarding the Governor's executive orders directing the furlough, without pay, of state employees. The first executive order, issued on December 19, 2008, directed furloughs of two days per month, effective February 1, 2009, through June 30, 2010. The second order, issued on July 1, 2009, required a third furlough day per month, effective through June 30, 2010. On July 28, 2010 the Governor issued a new executive order requiring furloughs for three days per month beginning August 1, 2010, until a new 2010-11 fiscal year budget was adopted and the Director of Finance determined that the State had sufficient cash flow to pay for essential services. Furloughs officially ended for all Service Employees International Union-represented State employees in November 2010 and for all remaining bargaining units in April 2011.

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Most cases related to the furloughs have been settled or dismissed with only five cases still pending. Neither the outcome nor the estimated potential loss for any of the cases can be determined at this time.

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The California School Boards Association has filed a case against the primary government. California School Boards Association, et al. v. State of California et al. is challenging the amount of funds appropriated for education in the 2011-12 fiscal year, arguing that the amount violates the minimum funding guarantee in the California constitution (Proposition 98). Plaintiffs argue that certain funds directed to local governments should have been included in the Proposition 98 calculation and that by not including these funds in the calculation the state underfunded education by approximately $2.8 billion in the 2011-12 fiscal year. The State has denied the material allegations and has filed an answer to the complaint. Currently it is anticipated that the State will ultimately add the $2.8 billion back to the minimum Proposition 98 calculation over the next five years; however, an unfavorable outcome of this case would require the State to add back the amount entirely in the 2012-13 fiscal year.

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Until recently the primary government was a defendant in five cases related to Medi-Cal reimbursement rate reductions. As a result of intervening events including sunsetting of specific legislation, resolution of these matters will no longer have a future fiscal impact.

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The University of California, the State Compensation Insurance Fund (SCIF), the California Housing Finance Agency (CalHFA), the Public Employees' Benefits Fund, and certain nonmajor discretely presented component units are contingently liable in connection with claims and contracts, including those currently in litigation, arising in the normal course of their activities. Although there are inherent uncertainties in any litigation, the management and the general counsel of the University of California, SCIF, CalHFA, the Public Employees' Benefit Fund, and certain nonmajor discretely presented component units are of the opinion that the outcome of such matters either will not have a material effect on the financial statements or cannot be estimated at this time.

Ratings

As of July 2012 Moody's Investors Service has assigned the State of California general obligation bond obligations a rating of A1.

As of September 2012 Standard & Poor's Ratings Services has assigned the State of California's general obligation bond obligations a rating of A-.

As of September 2012 Fitch Ratings has assigned the State of California's general obligation bond obligations a rating of A-.

Colorado Municipal Obligations

Unless otherwise noted, the following information based on information drawn from official statements, government web sites and other resources publicly available as of July 10, 2012.

Economic and General Information

The economies of Colorado and the nation are experiencing mixed conditions. There continue to be positives, such as improvements in the long-struggling housing market, continued growth in jobs and exports, increased energy production and reduced household debt loads. Most notably, the foundation of Colorado's economy has grown stronger; it continues to outperform the nation overall and many other states. At the national level, continued low expectations about future economic growth, combined with increasing uncertainty stemming from the European crisis and looming major federal fiscal issues, are expected to slow growth over the coming year. Colorado is not immune from these issues.

Colorado is the most populous state in the Rocky Mountain region. The State's major economic sectors include agriculture, professional and business services, manufacturing, technology, tourism, energy production and mining. Considerable economic activity is generated in support of these sectors by government, wholesale and retail trade, transportation, communications, public utilities, finance, insurance, real estate and other services. Approximately 55% of the State's population and 60% of its jobs are located in the Denver/Boulder metropolitan area, which is the State's hub for transportation, communication, financial activities and professional and business services. The aerospace, bioscience and energy industries are also key contributors to economic growth in the Denver/Boulder metropolitan area and the State as a whole. The State's economic performance depends heavily on economic performance at the national level.

Colorado has an estimated 2011 population of 5.12 million, up from 5.05 million in 2012 and 4.34 million in 2000. It reports a 2011 per capital income of $44,088 (up from $42,295 in 2010) compared with $39,420 for the Rocky Mountain Region consisting of Colorado, Idaho, Montana, Utah, and Wyoming, and $41,663 for the nation as a whole. It reports a 2011 unemployment rate of 8.3%, down from 8.9% in 2010 compared with 8.9% and 9.3%, respectively for the United States.

State Finances

The State Constitution requires that expenditures for any fiscal year not exceed revenues for such fiscal year. The General Fund is the principal operating fund of the State. All revenues and moneys not required by the State Constitution or statutes to be credited and paid into a special fund are required to be credited and paid into the General Fund. The major revenue sources to the General Fund are individual and corporate income taxes and sales and use taxes. The State also imposes excise taxes on the sale of cigarettes, tobacco products and liquor, and receives revenues from a diverse group of other sources such as estate taxes, insurance taxes, pari-mutuel taxes, interest income, court receipts and gaming taxes.

Fiscal Year 2010-11. General Fund revenues increased by 9.7% in fiscal year 2010-11 compared to a decline of 4.2% in fiscal year 2009-10. In fiscal year 2010-11, sales and use tax revenues increased by 12.8% compared to a decrease of 6.0% in fiscal year 2009-10. Other excise tax revenues decreased 3.1% compared to an increase of 0.9% in fiscal year 2009-10. Corporate and individual income tax collections increased 9.7% compared to a decrease of 3.7% in fiscal year 2009-10. Other revenues declined 5.6% in fiscal year 2010-11 compared to an increase of 0.1% in fiscal year 2009-10. Total funds available for expenditure in fiscal year 2010-11 (which excludes the amount deposited into the State Education Fund and includes beginning General Fund Surplus and amounts transferred into the General Fund) were $7,373.2 million and total obligations were $6,927.7 million. In accordance with State law, $591.9 million was diverted to the State Education Fund. The Unappropriated Reserve was $156.7 million. The Unappropriated Reserve was 2.3% of fiscal year appropriations.

The Governor's Office of State Planning and Budgeting (OSPB) projects that the State will end fiscal years 2011-12 and 2012-13 with reserves equal to $442.7 million and $342.5 million, respectively, above the 4.0% Unappropriated Reserve requirement. Per statute, $59.0 million of the fiscal year 2011-12 excess reserves are to be transferred to the State Education Fund and the balance is to be carried forward and become part of the beginning Fiscal Year 2012-13 fund balance, and all of the fiscal year 2012-13 excess reserves are required to be transferred to the State Education Fund.

Colorado Ballot Initiative

The State Constitution provides that the people of the State reserve to themselves the power to propose laws and amendments to the State Constitution ("Initiatives") and to enact or reject such Initiatives by a vote of the people by Statewide ballot.

TABOR. The Constitutional provision entitled the Taxpayer's Bill of Rights, commonly known as "TABOR", was passed in 1992 and imposes various fiscal limits and requirements on the State and its local governments. Overall, TABOR is a limitation on the amount of revenue that may be kept by the State in any particular year, regardless of whether that revenue is spent during the year. Any revenue received during a Fiscal Year in excess of the limitations provided for in TABOR must be refunded to the taxpayers during the next Fiscal Year. TABOR implements these revenue limitations through certain restrictions and limitations on spending ("TABOR limit"). State revenues did not exceed the TABOR limit in either fiscal year 2008-09 or fiscal year 2009-10, but exceeded it by $770.6 million in fiscal year 2010-11. The OSPB projects that fiscal year 2011-12 spending will exceed the TABOR limit by $1,312.4 million.

Pensions and Other Post-Employment Benefits

The State provides post-employment benefits to its employees based on their work tenure and earnings history through a defined benefit pension plan (the Plan), a defined contribution plan and a limited healthcare plan. Each plan is administered by the Public Employees' Retirement Association (PERA). Most State employees participate in the Plan. The State does not participate in Social Security.

The Plan is funded with payments made by the State and by each participating State employee, the amounts of which are determined and established by statute. Although the State has made all statutorily required contributions (SRC) to the Plan, as of December 31, 2011, the actuarial value of the Plan assets and the actuarial accrued liability (AAL) of the Plan were $12.0 billion and $20.8 billion, respectively, resulting in an unfunded actuarial accrued liability (UAAL) of $8.8 billion and a funded ratio of 57.7%. The UAAL at December 31, 2011, would amortize over a 56-year period based on contribution rates as of the date of calculation (i.e., contributions equal to the SRC). The actuarial value of assets for the Plan uses an asset valuation method of smoothing the difference between the market value of assets and the actuarial value of assets to prevent extreme fluctuations that may result from short-term or cyclical economic and market conditions. Accordingly, the full effect of recent fluctuations in Plan assets as a result of economic and market conditions is not reflected in the funded ratio of 57.7%. The funded ratio of the Plan at December 31, 2011, based on the market value of assets, was 57.6%, representing an unfunded accrued liability of $8.8 billion.

The State also currently offers other post-employment health and life insurance benefits to its employees. At December 31, 2011, the Health Care Trust Fund had an unfunded actuarial accrued liability of $1.4 billion, a funded ratio of 16.5%, and a 49-year amortization period.

Litigation

There is an assortment of litigation pending against the State, including, but not limited to:

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The case of Lobato v State of Colorado challenges the State's school finance system. School districts, students, and parents have filed suit against the State asserting that the current school funding system fails to provide a thorough and uniform system of free public education as required by the State Constitution. The plaintiffs seek to overturn the current funding system and ensure that additional funding of approximately $1.35 billion to $4.15 billion annually for operations funding and $5.7 billion to $17.9 billion for capital facility funding is provided. All claims were dismissed by the District Court and the Colorado Court of Appeals. After the Colorado Court of Appeals decision, both the plaintiffs and the State petitioned the Colorado Supreme Court. The Supreme Court reversed the lower courts' ruling and remanded the case to District Court for trial, which concluded on September 2, 2011. On December 9, 2011, the District Court ruled in favor of the plaintiffs and held the State's school finance system is unconstitutional because it is inadequate and not rationally related to the constitutional mandate of a thorough and uniform system of free public education. The plaintiffs' action for declaratory and injunctive relief was stayed until final action by the Colorado Supreme Court upon appeal of the District Court's decision; provided that if appeal is not perfected to the Colorado Supreme Court, the District Court will review the stay upon application of either party submitted no earlier than the conclusion of the 2012 legislative session. The District Court's decision did not specify an immediate or long-term remedy, and the certainty, timing, and extent of fiscal impact on the State cannot be determined at this time. The State has appealed the ruling to the State Supreme Court. The State Attorney General is not currently opining as to the effect of any final decision rendered in connection with the Lobato case.

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Subsequent to the issuance of the State's Fiscal Year 2010-11 Comprehensive Annual Financial Report (CAFR), litigation was filed against the State and the Colorado Bridge Enterprise (the "Bridge Enterprise"), a government-owned business within CDOT, asserting that the Bridge Enterprise does not qualify as an enterprise for purposes of TABOR, that the bridge safety surcharge imposed by the Bridge Enterprise on certain motor vehicles registered in the State to finance highway bridge projects is an unconstitutional tax imposed without prior statewide voter approval as required by TABOR and that bonds issued by the Bridge Enterprise to fund highway projects are also unconstitutional as having been issued without prior statewide voter approval as required by TABOR. Plaintiffs seek, among other things, a refund to Colorado taxpayers of the bridge safety surcharges collected since the inception of the legislation in July 2009.

Ratings

As of June 2012 Moody's Investors Service has assigned the State of Colorado a long-term rating of Aa1.

As of September 2012 Standard & Poor's Ratings Services has assigned the State of Colorado a long-term rating of AA.

Fitch Ratings does not currently assign a long-term rating to the State of Colorado.

Minnesota Municipal Obligations

Unless otherwise noted, the following information is based on information drawn from official statements, government web sites and other resources publicly available as of August 7, 2012.

Economic and General Information

Minnesota has a 2011 estimated population of 5.35 million, up from 4.93 million in 2000. Its 2011 per capita personal income in 2011 is estimated at $44,823 compared with $41,415 for the nation. Minnesota's unemployment rate in May 2012 was 5.6 percent compared with 8.2 percent for the nation. Minnesota's unemployment rate was ranked 12th among states at the end of fiscal year 2011. During fiscal 2011, payroll employment in Minnesota grew by 28,600 or 1.1 percent. Nationally, payroll employment grew by 0.8 percent over that same 12-month period. At the close of fiscal year 2011, Minnesota had regained 28 percent of the 159,000 jobs lost in the state during the Great Recession. On a national level, only 21 percent of the jobs lost in the recession had been regained.

Employment grew by 1.1 percent in both goods and services producing industries. Manufacturing employment in the state grew 1.2 percent and construction employment posted a gain of 0.1 percent during the fiscal year ended June 30, 2011. Mining employment grew by 10.9 percent, but from a very small base. Despite the improvements in fiscal year 2011 employment, both manufacturing and construction remain well below pre-recession levels. In June 2011 Minnesota had 30,000 fewer construction jobs than when the recession began in December 2007 and 43,000 fewer manufacturing jobs.

Service sector employment is 85 percent of payroll employment in Minnesota. Service sector firms added 24,500 jobs during fiscal year 2011. Employment in establishments providing accommodations or food service accounted for more than one-half of the services sector job growth, up 13,700 from levels observed in June 2010. Education and health services (up 8,800) and professional and technical services (up 6,600) also exhibited significant growth during fiscal year 2011. Retail trade, information services, and financial activities all had small percentage declines in employment. Government employment fell by 5,900 or 1.4 percent. The majority of this decline was related to federal workers, reflecting release of temporary workers added to conduct the 2010 Census.

Minnesota personal income grew by 6.7 percent between the end of fiscal year 2010 and the end of the 2011 fiscal year, considerably faster than the 3.4 percent growth observed in fiscal year 2010. Minnesota personal income also grew faster than the national average of 5.4 percent. Total wages paid in the state also grew faster than the U.S. average. At the close of fiscal year 2011, total wages were 5.6 percent above the level observed at the end of fiscal year 2010. On a national level, growth of 4.0 percent was observed.

Minnesota's economy is expected to grow slightly faster in fiscal year 2012 than the U.S. economy. Personal income is forecasted to grow by 3.5 percent over the fiscal year, 0.8 percent faster than is forecast for the nation. Payroll employment is expected to grow by 34,000 jobs (1.2 percent) during fiscal 2012. Nationally, job growth of 0.8 percent is projected. Minnesota's manufacturing employment is expected to be relatively flat during fiscal year 2012, but construction employment is projected to increase by 3,000 jobs (3.5 percent) over the fiscal year. Employment in health care services is forecast to increase by 12,000.

State Finances

Approximately 54 percent of the state's total revenue (governmental and business-type activities) came from taxes, while 33 percent resulted from grants and contributions, including federal aid. Charges for various goods and services provided 12 percent of the total revenues. The remaining 1 percent came from other general revenues. The state's expenses cover a range of services. The largest expenses were for general education, and health and human services. Significant increases in revenues were partially offset by decreases in other revenue sources. The increase in revenue was primarily attributable to the increase in income and sales taxes as a result of the strengthening economy after an economic downturn. Individual income taxes increase results mainly from an increase in wages, capital gains, and other non-wage income, while the corporate income taxes increase is from corporate profits. These increases are partially offset by a decrease in federal program revenues related to the American Recovery and Reinvestment Act (ARRA).

The Governor and Legislature failed to reach agreement on a balanced 2012-2013 biennial budget by the constitutional deadline, triggering a 20- day state government shutdown in July 2011. Effects of the 20-day shutdown included the temporary layoff of 19,000 state employees, additional costs for shutdown preparation and post-shutdown recovery, and minor permanent revenue loss. To end the shutdown, the Governor and Legislature compromised on 2012-2013 biennial budget balanced primarily through spending reductions, payment shifts, reductions to reserves, and proceeds from bonds secured by tobacco settlement receipts. The state's most recent forecast projects that the General Fund will remain balanced on a budgetary basis for the 2012-2013 biennium. A forecast balance of $876 million for the 2012-2013 biennium is allocated by law to restoring the reserves. The increased reserves will provide a cushion against slower economic growth and uncertainty about changes in national fiscal policy.

Pensions and Other Post-Employment Benefits

Pensions. There are three major state-wide retirement systems that cover most of the public employees of the state and its counties, municipalities and school districts. These systems are the Minnesota State Retirement System (MSRS), the Public Employees Retirement Association (PERA) and the State Teachers' Retirement Association (TRA). The state is the primary employer for MSRS, and is only a minor employer in the PERA and TRA plans. The state also makes non-employer contributions to certain plans and makes contributions to certain local governments to assist them with their pension funding obligations.

The estimated funding ratios for the six MSRS retirement funds as of June 30, 2011 are: State Employees Retirement Fund 85.32 percent; Correctional Employees Retirement Fund 70.23 percent; State Patrol Retirement Fund 80.33 percent; Judges Retirement Fund 58.72 percent; the Legislators Retirement Fund and the Elective State Officers Fund are financed on a pay-as-you-go basis.

OPEB. Other postemployment benefits (OPEB) are available to state employees and their dependents through a single-employer defined benefit health care plan and required under the terms of selected employment contracts. All pre-age 65 state retirees with at least five years of allowable pension service who are entitled at the time of retirement to receive an annuity under the state retirement program are eligible to participate in the state's health and dental insurance plan until age 65. As of July 1, 2010, there were approximately 2,450 retirees participating in the state's insurance plan under this provision.

For fiscal year ended June 30, 2011, the state contributed $39,518,000 to the plan.

As of July 1, 2010 the unfunded actuarial accrued liability for benefits was $799 million, and is being amortized over a 30-year amortization period. The state's annual OPEB cost is calculated based on the annual required contribution (ARC) of the employer. The ARC represents a level of funding that, if paid on an ongoing basis, is projected to cover normal costs each year and amortize any unfunded actuarial liabilities over a thirty year amortization period using a 4.75 percent discount rate. For year ending June 30, 2011, the state's ARC is $76,132,000. The actuarial value of assets is zero as no assets have been deposited into an irrevocable OPEB trust for future benefits.

Litigation

35W Bridge Collapse. On August 1, 2007, the 35W interstate bridge over the Mississippi River collapsed. Thirteen people were killed, and approximately 145 injured. The bridge, which opened in 1967, was designed by a private contractor under contract with the state of Minnesota and was inspected and maintained by the Minnesota Department of Transportation (MnDOT). The state has received 186 Notices of Tort Claim arising from the collapse of the 35W bridge. The Minnesota Legislature enacted a compensation account and appropriated $36,640,000 for payments to representatives of decedents and claimants who were on the 35W bridge at the time of the collapse. A panel of three attorneys determined the amount of payments. All 179 claimants accepted payments from the compensation account and the emergency relief account in the aggregate amount of about $37 million on the condition that they waived the right to sue the state for additional recovery. However, the majority of those claimants have commenced litigation against the original bridge designer, an engineering firm that inspected the bridge under contract with the state, and a construction company that was performing work on the bridge at the time of the collapse. The state has been third-partied into this litigation. Although the state's position is that its exposure in this litigation is capped at $1 million, the constitutionality of this cap may be challenged. The state has brought third party claims against the other defendants seeking recovery of the $37 million paid to claimants by the statutory compensation account, the emergency relief account and for state's damages associated with the collapse. The state's claim against the construction company performing work on the bridge at the time of the collapse has been settled for $1 million. The state's claim against the company which had performed inspections and analysis of the bridge has been settled for $5 million. The state is pursuing a claim against the company that designed the bridge. The Minnesota Supreme Court affirmed lower court rulings that the state's claim can proceed.

Ratings

As of August 2012 Moody's Investors Service has assigned the State of Minnesota's general obligation bond obligations a rating of Aa1.

As of August 2012 Standard & Poor's Ratings Services has assigned the State of Minnesota's general obligation bond obligations a rating of AA+.

As of August 2012 Fitch Ratings has assigned the State of Minnesota's general obligation bond obligations a rating of AA+.

North Carolina Municipal Obligations

Unless otherwise noted, the following information is based on information drawn from official statements, government web sites and other resources publicly available as of November 9, 2011.

Economic and General Information

North Carolina has a 2010 Census population of 9.56 million, ranking it 10th largest in the United States. The state's per capita income for 2010 is $35,638 compared with $40,584 for the nation; during the period from 2000 to 2010, per capita income in the State grew from $27,914 to $35,638, an annual increase of approximately 1% when adjusted for inflation. The unemployment rate in August 2011 was 10.4 percent. North Carolina's major industry sectors are services, agriculture, trade, manufacturing, exports and tourism, but the military presence and housing starts are also important factors. During the period from 2000 to 2010, per capita personal income in the State grew from $27,914 to $35,638, an annual increase of approximately 1% when adjusted for inflation. North Carolina, like the rest of the nation, is still dealing with a prolonged period of high unemployment and slow job growth in the wake of the national recession. North Carolina's September 2011 seasonally adjusted unemployment rate was 10.5 percent, up slightly from 10.1 percent in September 2010. At 10.5 percent, North Carolina's unemployment rate is 1.4 percent higher than the nation as a whole (9.1 percent). Between the State's peak in employment in February 2008 and the low of February 2010, North Carolina lost 328,600 jobs-a decrease of 7.9 percent.

Nonfarm total employment accounts for 3,868,100 jobs in the state. Between February 2008 and February 2010, all major industrial sectors experienced job declines with the exception of Education & Health Services (up 7,600) and Government (up 5,600). The largest job losses were in Manufacturing (down 98,400), Trade Transportation & Utilities (down 71,900), Construction (down 71,700) and Professional & Business Services (down 35,600). However, between July 2010 and July 2011, job growth picked up somewhat, with all the major sectors reporting seasonally adjusted job increases: Leisure & Hospitality Services (up 13,200); Professional & Business Services (up 12,900); Trade, Transportation & Utilities (up 10,300); Financial Activities (up 4,800); Manufacturing (up 2,300); and Information (up 300).

The slow economic recovery that persisted throughout fiscal year 2010-2011, was largely due to structural imbalances in the housing and financial sectors. These imbalances have had a profound effect on the state's economy and are taking a long time to correct. Ongoing weaknesses in the global economy have exacerbated the pace of the economic recovery both in the U.S. and the state. A return to a full expansionary economy is not projected until the end of 2012, five years after the onset of the recession. Until then, the housing market is expected begin to gradually improve and steady improvements in household income and consumer spending are anticipated.

State Finances

The General Assembly enacted a $19.7 billion budget for fiscal year 2011-2012, closing the $2.6 billion budget gap through spending reductions (64%) and adjustments to availability (36%) as follows:

Spending Reductions. Spending reductions totaled $2.1 billion in fiscal year 2011-2012 and $2.5 billion in fiscal year 2012-2013. The largest reductions occurred in the education and health and human services categories. Education reductions were $1.2 billion in fiscal year 2011-2012 and $1.4 billion in fiscal year 2012-2013, while health and human services reductions totaled $531 million in fiscal year 2011-2012 and $650 million in fiscal year 2012-2013.

Adjustments to Availability. Adjustments increased availability by $354 million in fiscal year 2011-2012 and $45 million in fiscal year 2012-2013. Major adjustments included transfers from the Highway Fund for state highway patrol (adds $385 million over the biennium), increases in judicial fees (adds $124 million over the biennium), and suspension of the corporate income tax earmark for public school construction (adds $147 million over the biennium).

Revenue Outlook. Even with modest improvement in the North Carolina economy and revenue outlook, the consensus forecast maintained a very cautious revenue outlook for the biennium period 2011-2013. Specifically, the General Assembly budget assumes baseline General Fund revenue to increase 4.6% in fiscal year 2011-2012. The economy is expected to continue to accelerate in fiscal year 2012-2013, resulting in baseline General Fund revenues growth of 5.5%. While stronger than recent performance, this revenue recovery forecast is below historical growth during economic recoveries and remains near long-term average revenue growth.

Pensions and Other Post-Employment Benefits

The state reports a number of defined benefit public employee retirement plans and two defined contribution plans administered by the state. There are other defined contribution plans administered by a third party under the auspices of the state. As of December 31, 2010: (i) the Teachers/ and State Employees' Retirement System was estimated to be have a funded ratio of95.4 percent; (ii) the Consolidated Judicial Retirement System was estimated to have a funded ration of 91.6 percent; and (iii) the Legislative Retirement System was estimated to have a funded ratio of 125.6 percent.
 The state also administers two post-employment benefit plans, the Retiree Health Benefit Fund and the Disability Income Plan. As of December 31, 2010, the Retiree Health Benefit Fund had an estimated funded ratio of 2.0 percent, and the Disability Income Plan had an estimated funded ratio of 75.8 percent.

Litigation

There are a number of cases pending in which the State faces the risk of either a loss of revenue or an unanticipated expenditure. Although an adverse result in any of the cases could have negative budgetary consequences, in the opinion of the Department of State Treasurer after consultation with the Attorney General, an adverse decision in any of these cases would not materially adversely affect the State's ability to meet its financial obligations.

Ratings

As of January 2011 Moody's Investors Service has assigned the State of North Carolina's general obligation bond obligations a rating of Aaa.

As of September 2012 Standard & Poor's Ratings Services has assigned the State of North Carolina's general obligation bond obligations a rating of AAA.

As of November 2011 Fitch Ratings has assigned the State of North Carolina's general obligation bond obligations a rating of AAA.

Pennsylvania Municipal Obligations

Unless otherwise noted, the following information is based on information drawn from official statements, government web sites and other resources publicly available as of July 24, 2012.

Economic and General Information

The Commonwealth of Pennsylvania has a 2010 population of 12.7 million and per capita personal income of $40,599 compared with $39,945 nationally. The Commonwealth's economic performance is largely dependent upon job growth. Heavy job losses that occurred during 2009 and 2010 have abated and the Commonwealth economy generated approximately 54,000 net new non agricultural jobs during the fiscal year ended June 30, 2011. Pennsylvania's unemployment rate has traditionally been equal to or below the national average following the diversification of the Commonwealth economy in the 1980's and 1990's, and during fiscal 2011 the Commonwealth unemployment rate was 7.6 percent while the national unemployment rate was 9.2 percent. The Commonwealth's year over year rate of growth in employment averaged 1.1 percent while the broader U.S. economy was just 0.6 percent. Larger sectors adding jobs in Pennsylvania included: health care, wholesale trade and administrative services, manufacturing and mining. Significant job losses were experienced in the governmental sector. Pennsylvania has weathered the bursting of the housing bubble better than most other states. The Commonwealth ranks 29th in the country in loans in foreclosure and 40th in the nation in terms of new loan foreclosures initiated in 2010. Further, while home prices had been failing dramatically throughout the nation, home price appreciation in Pennsylvania has essentially stalled from 2007 to 2010.

Pennsylvania-based energy and mining firms historically led the nation during much of the past two centuries before falling on hard times in the 1980s. Escalating oil and natural gas prices have contributed to increased exploration for new energy reserves. While mining activity has declined significantly within the Commonwealth, the emergence of the Marcellus Shale natural gas reserves under much of Pennsylvania is leading to a resurgence in the industry. The Marcellus Shale natural gas field could be the second largest natural gas field in the world, and producers are spending billions in the Commonwealth to increase production. Over 1,000 drilling permits have been granted in Pennsylvania in 2010, more than double the rate approved in 2008. Estimated job creation tied to the expanded natural gas industry is forecast to add upwards of 200,000 jobs and more than $18 billion in output to the state economy by the end of the decade.

During fiscal year 2010 the continuing effects of the national economic recession again negatively impacted the Commonwealth's economy. While avoiding the contraction in the national economy from the prior fiscal year, the Commonwealth experienced only minimal economic growth in fiscal year 2010.

State Finances

The subdued level of the economic recovery from the most recent national recession continued to affect the Commonwealth's revenue receipts during fiscal year 2012. General Fund revenues of the Commonwealth were below the certified estimate by $162.8 million or 0.6 percent during fiscal year 2012. Final Commonwealth General Fund revenues for the fiscal year totaled $27,678.0 million. Total fiscal year 2012 revenues, net of reserves for tax refunds and including public health and human services assessments, totaled $27,101.3 million. Total expenditures, net of appropriation lapses and including public health and human services assessments and expenditures from additional sources, were $27,534.4 million, resulting in a preliminary operating balance for fiscal year 2012 of negative $433.3 million. However, after accounting for a positive fiscal year 2012 beginning balance of $1,072.8 million, the Commonwealth ended fiscal year 2012 with an unappropriated surplus balance of $659.0 million, which was the second largest (following the $1,072.8 million ending balance from FY 2011) such unappropriated ending balance since prior to the last recession.

General Fund revenues increased $180.8 million or 0.7 percent during fiscal year 2012 when measured on a year-over-year basis as compared to fiscal year 2011. Tax revenue collections grew $687.8 million or 2.6 percent on a year-over-year basis from fiscal year 2011 to fiscal year 2012 while non-tax revenue collections declined $507.2 million or 48.9 percent, primarily from a reduction in balance transfers from fiscal year 2011 to fiscal year 2012.

Fiscal year 2012 appropriations from Commonwealth revenues, including supplemental appropriations and net of appropriation lapses, totaled $27,534.4 million. A total of $349.3 million in appropriations were lapsed in fiscal year 2012, and the fiscal year 2012 budget contained a slightly increased level of public health and human services assessments, $698.3 million, which were utilized to cover a portion of medical assistance and long-term care costs. These assessments replaced $698.3 million of General Fund medical assistance and long-term care costs in fiscal year 2012 compared to $636.6 million in fiscal year 2011, an increase of 9.7 percent. The ending unappropriated balance was $659.2 million for fiscal year 2012. In June 2012, the statutory transfer of 25 percent of the Commonwealth's unappropriated surplus balance was suspended for one year.

On June 30, 2012, the Commonwealth's fiscal year 2013 budget was signed into law by the Governor. The fiscal year 2013 budget includes a projected increase in Commonwealth revenues, prior to reserves for tax refunds, of 3.3 percent over fiscal year 2012 receipts. The rate of growth was based upon a projection that national and state economic growth will continue at a modest rate. The enacted fiscal year 2013 budget limits spending growth to 2.3 percent on a year-over-year basis.

The enacted fiscal year 2013 budget provides appropriations and executive authorizations, net of lapses and other reductions, totaling $28,285.0 million of Commonwealth funds against estimated revenues, net of tax refunds and including public health and human services assessments, of $27,918.6 million.

The fiscal year 2013 revenue estimate is based upon an economic assumption that economic growth will total 2.2 percent annual growth through June 2013. Total revenues of the Commonwealth, prior to reserves for refunds are expected to increase $912.0 million or 3.3 percent from fiscal year 2012 levels. The enacted budget for fiscal year 2013 includes tax reductions totaling $312.9 million, principally from the continued phase-out of the capital stock and franchise tax. Tax revenues of the Commonwealth are estimated to increase 3.4 percent from fiscal year 2012 levels. Fiscal year 2013 receipts from corporate tax receipts are projected to decrease 4.1 percent, after adjusting for a restart of the scheduled reduction in the capital stock and franchise tax rate reduction. Personal income tax receipts in fiscal year 2013 are expected to grow 4.5 percent on a year-over-year basis. Sales and use tax receipts are projected to increase 5.1 percent during fiscal year 2013. Non-tax revenues are projected to decline 3.8 percent.

Commonwealth General Fund appropriations for fiscal year 2013 total $27,656.4 million, an increase of $626.1 million or 2.3 percent from fiscal year 2012 levels.

Pensions and Other Post-Employment Benefits

Pensions. Commonwealth laws established contributory defined benefit pension plans covering substantially all Commonwealth and public school employees. Generally, Commonwealth employees are members of the State Employees' Retirement System (SERS), and public school employees are members of the Public School Employees' Retirement System (PSERS).

On November 23, 2010, the Governor signed Act 120 of 2010 into law (Act 120) to implement changes to the actuarial methodologies of both of the PSERS and the SERS pension plans. Act 120 also implemented employer contribution collars, set a permanent minimum employer contribution rate, changed the retirement benefits for new employees and prohibited the use by the Commonwealth of pension obligation bonds, among other changes.

In March 2011, the PSERS Board decreased the actuarial investment rate of return for a third time from 8.0 percent to 7.5 percent for the June 30, 2011 actuarial valuation. In May 2012, SERS' Board decreased the actuarial rate of return from 8.0 percent to 7.5 percent for the December 31, 2011 valuation. As of December 31, 2011 SERS has an unfunded actuarial accrued liability of $14.66 billion. As of June 30, 2011 PSERS has an unfunded actuarial accrued liability of $26.5 billion.

OPEB. The Commonwealth sponsors two primary plans which provide other post-employment benefits (OPEB). The Commonwealth provides health care plans under the Retired Pennsylvania State Police Program (RPSPP) provides collectively bargained benefits to retired state enlisted members and their dependents and the Retired Employee Health Program (REHP) provides Commonwealth-determined benefits to other retired state employees and their dependents. The General Assembly, based upon the Governor's request, annually appropriates funds to meet the obligation to pay current retiree health care benefits on a "pay-as-you-go" basis. Retiree health care expenditures are currently funded by the Commonwealth's General Fund (approximately 46 percent), and by Federal, Other and Special Funds. Commonwealth costs for such benefits totaled $563 million in fiscal year 2010, $626 million in fiscal year 2011 and an estimated $660 million in fiscal year 2012.

Litigation

As of fiscal year ended June 30, 2011, the Commonwealth is a defendant in numerous legal proceedings pertaining to matters normally incidental to routine operations. Additionally, the Commonwealth is currently involved in certain legal proceedings for which the likelihood of an unfavorable outcome is reasonably possible, for which liabilities have not been recorded as of June 30, 2011. Unfavorable outcomes for such cases, which the Commonwealth is vigorously contesting, could range from approximately $98 million to $1.9 billion for the General Fund; $1 million to $186 million for the Motor License Fund; and $0.1 million to $1.1 billion of possible additional liabilities for the State Employees' Retirement System. The range of potential liability for governmental activities is from $99 million to $2.1 billion.

Among the General Fund cases for which an unfavorable outcome is reasonably possible, the Commonwealth is defendant against plaintiff organizations' claims which seek the repayment of funds paid from the Healthcare Providers Retention Account and the Medical Care Availability and Reduction of Error Fund (amounting to $800 million) to the General Fund through October 2009, in accordance with Act 50 of 2009 (Act 50). Plaintiff organizations allege, among other things, that the sections of Act 50 which mandated that the amounts be paid to the General Fund are unconstitutional. On September 14, 2011, oral arguments were presented to the Pennsylvania Supreme Court. A decision is pending. It is the Commonwealth's best judgment, including that of outside counsel, based on the latest available information to the Commonwealth that it will ultimately prevail in this matter. The Commonwealth cannot, and does not, assure or guarantee that it will ultimately prevail in this matter. On February 29, 2012 the Supreme Court of Pennsylvania unanimously held that the Commonwealth did not violate the rights of the petitioner health care providers when the General Assembly closed the Healthcare Providers Retention Account and transferred its funds to the General Fund. The Commonwealth Supreme Court has not yet decided the Medical Care Availability and Reduction of Error Fund case.

Ratings

As of July 2012 Moody's Investors Service has assigned the Commonwealth of Pennsylvania general obligation bond obligations a rating of Aa2. Moody's downgraded Pennsylvania's rating to Aa2 from Aa1 on July 16, 2012.

As of July 2012 Standard & Poor's Ratings Services has assigned the Commonwealth of Pennsylvania's general obligation bond obligations a rating of AA.

As of July 2012 Fitch Ratings has assigned the Commonwealth of Pennsylvania general obligation bond obligations a rating of AA+.

Wisconsin Municipal Obligations

Unless otherwise noted, the following information is based on information drawn from official statements, government web sites and other resources publicly available as of July 11, 2012.

Economic and General Information

Wisconsin ranks 20th among the states in population and 25th in land area. Wisconsin has a 2010 Census population of 5,687,000, up from 5,364,000 in 2000. Wisconsin's unemployment rate was 7.5 percent as of March 2012 compared with 8.4 percent for the nation. Wisconsin's per capita personal income as of 2010 is $38,432 compared with $40,584 nationally. Its median income for a four-person family is $78,742 compared with $75,764 nationally. Principal industries, based on nonagricultural payrolls, are manufacturing (15.7 percent); government (15.4 percent); educational and health services (15.3 percent); retail trade (10.7 percent); professional and business services (9.8 percent); and leisure and hospitality (9.2 percent). The value of taxable property in the state declined from the year before in each of calendar years 2009 through 2011; such value is reported at $486.86 billion in 2011, somewhat below the 2007 valuation of $497.92 billion. The peak valuation for the decade occurred in 2008 at $514.39 billion.

Wisconsin's economic performance has largely mirrored the nation's in recent years. However, Wisconsin has coped better than the nation as a whole by several measures:

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Wisconsin's unemployment rate remains significantly lower than the national rate.

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Wisconsin's growth in gross state product has exceeded the 50-state average since 2007.

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Wisconsin's per capita income growth has exceeded the nation's growth.

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With 90.6 percent of its population covered, Wisconsin has the third highest insurance coverage rate in the country.

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Wisconsin's median household income of $50,522 is the 24th highest in the country and 2.2 percent above the national average.

In fiscal year 2011, Wisconsin's economy began to recover from the nation's worst economic crisis in decades. Total general fund revenues increased by 6.4 percent over fiscal year 2010 tax collections with a broad-based improvement in all of Wisconsin's major general fund tax revenue sources. Individual income tax revenues increased 10.0 percent, sales and use tax revenues increased 4.2 percent and corporate tax revenues increased 2.2 percent. This revenue growth helped to maintain spending priorities by replacing federal funding for states that was included in the American Recovery and Reinvestment Act of 2009 (ARRA). In fiscal year 2010, Wisconsin was able to use the additional federal funding for states to help offset reduced state revenues due to the recession and, as a result, protect high priority programs, including Medical Assistance, School Aids, Shared Revenue and Youth Aids. While additional federal matching funds for Medical Assistance were available in Fiscal Year 2011, the state had completely allocated Wisconsin's share of the state fiscal stabilization funds in Fiscal Year 2010. This allowed Wisconsin to position the state's budget to better fit within available state revenues.

Looking ahead, Wisconsin's gross domestic product is projected to increase 2.5 percent in 2012. Total nonfarm employment in Wisconsin is projected to increase 1.0 percent in 2012. Nationally, nonfarm employment is projected to increase 1.0 percent in 2012. Wisconsin personal income is projected to increase 3.3 percent in 2012. This is similar to the expected personal income growth nationally of 3.6 percent in 2012.

 In early 2011, significant legislation was passed strengthening the State's commitment to economic development and job growth. Created under 2011 Wisconsin Act 7, the Wisconsin Economic Development Corporation's sole mission is to assist the private sector in job creation. A public-private partnership, this authority replaces the Wisconsin Department of Commerce, and focuses exclusively on developing and implementing economic programs to assist companies that are investing and creating jobs in Wisconsin and supporting new business start-ups and business expansion and growth in the State.

State Finances

The state raises revenues from diverse sources, including various taxes levied by the state; federal government payments; various kinds of fees, licenses, permits, and service charges paid by users of specific services, privileges, or facilities; investment income; and gifts, donations, and contributions. The state's major tax revenue sources are individual income taxes; general sales and use taxes; motor fuel tax; corporate franchise and income tax; excise taxes; public utility taxes; and other taxes.

For the 2011-12 fiscal year, the estimated General Fund tax collections are $13.388 billion, or an increase of $194 million from the projections included in the February 2012 Legislative Fiscal Bureau (LFB) Memorandum, and an increase of $476 million (or 3.7 percent) from collections in the 2010-11 fiscal year. For the 2012-13 fiscal year, the estimates are $13.675 billion, or an increase of $72 million from projections included in the February 2012 LFB Memorandum.

The February 2012 LFB Memorandum included updated General Fund tax revenue estimates for the 2011-13 biennium. For the 2011-12 fiscal year, these estimates were $13.195 billion, or an increase of $283 million (or 2.2 percent) from collections in the 2010-11 fiscal year but a decrease of $100 million from the projections included in the 2011-13 biennial budget. For the 2012-13 fiscal year, these estimates were $13.604 billion, or a decrease of $173 million from the projections included in the 2011-13 biennial budget.

Based on the projections included in the February 9, 2012 LFB Memorandum, expenditures for the 2012- 13 fiscal year were expected to exceed revenues in that fiscal year by more than one-half of one percent. However, in the May 10, 2012 Department of Administration ("DOA") Memorandum, the Secretary of Administration determined that the potential shortfall previously projected in the February 9, 2012 LFB Memorandum was no longer projected to occur. With updated projections of General Fund Tax collections and reduction of debt service costs resulting from completion of structural refunding authorized by the 2011-13 biennial budget and other refunding transactions, the May 10, 2012 DOA Memorandum projects a positive gross ending balance for the 2011-12 fiscal year of $230 million and a positive net ending balance (including the statutory required reserve) for the 2012-13 fiscal year of $89 million.

State Budget; Potential Effect of Litigation; 2011 Wisconsin Act
 Certain budget adjustment legislation for the 2010-11 fiscal year was adopted by the Legislature on March 10, 2011, and signed into law by the Governor on March 11, 2011 (2011 Wisconsin Act 10). A provision of this act modified collective bargaining rights of public employees in the State (except for certain protective occupation employees under the Wisconsin Retirement System or under the City of Milwaukee or Milwaukee County retirement systems).

The 2011 Wisconsin Act 10 included provisions that, among others, increased State employee health and retirement contributions and modified the collective bargaining rights of certain public employees in the State. The 2011 Wisconsin Act 10 has been challenged in state and federal courts. The 2011-13 biennial budget does not currently assume any settlement of this matter or other means to address the impact of any negative decision.

Budget Stabilization Fund
 Statutory provisions require, for each fiscal year, the transfer of 50 percent of general purpose revenues received over the original budget estimate to the state's Budget Stabilization Fund, provided that the statutory required balance for that fiscal year is maintained. Pursuant to this requirement, a transfer of approximately $14 million was made at the end of the 2010-11 fiscal year from the General Fund to the Budget Stabilization Fund (which is a "rainy day fund"). As of December 15, 2011, the balance in the Budget Stabilization Fund is approximately $17 million. The transfers to the Budget Stabilization Fund are required to continue until the balance in the Budget Stabilization Fund is at least equal to 5 percent of the estimated expenditures from the General Fund, which would be approximately $700 million based on estimated General Fund expenditures for the 2011-12 fiscal year.

Pensions and Other Post-Employment Benefits

The state is part of the Wisconsin Retirement System (WRS), which is a hybrid pension plan with separate individual accounts maintained for all participants. Although the state provides pension and investment management staff for its own and local government employees, the state has no financial obligation for payment of any local government contribution. The State of Wisconsin, as of December 31, 2010, had no unfunded liability. The total system unfunded liability of $132 million (99.8 percent funded ratio), as of December 31, 2010, is attributable to local governments.

Litigation

The State is a defendant in various legal proceedings pertaining to matters incidental to the performance of routine governmental operations. In the opinion of the Wisconsin Legislative Audit Bureau, the ultimate dispositions and consequences of any single legal proceeding or all legal proceedings collectively should not have a material adverse effect on the State's financial position.

See also the "State Budget; Potential Effect of Litigation; 2011 Wisconsin Act" section above.

Ratings

As of July 2012 Moody's Investors Service has assigned the State of Wisconsin's general obligation bond obligations a rating of Aa2.

As of July 2012 Standard & Poor's Ratings Services has assigned the State of Wisconsin's general obligation bond obligations a rating of AA.

As of July 2012 Fitch Ratings has assigned the State of Wisconsin's general obligation bond obligations a rating of AA.

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

General

The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of June 30, 2012, 139 series comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the "Fund Complex" or the "Trusts"). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 75.

Information for Trustees, all of whom are not "interested" persons of the Trust, as that term is defined under the 1940 Act (each, an "Independent Trustee" and collectively, the "Independent Trustees"), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name and Year of Birth	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships During Past 5 Years
INDEPENDENT TRUSTEES
Peter G. Gordon (Born 1942)	Trustee, since 1998, Chairman since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.

CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008 Audit Committee Chairman, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.

Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010

Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.

Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006

International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton's Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.

Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute's Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996

Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).

Asset Allocation Trust
1	Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

Name and Year of Birth	Position Held with Registrant/Length of Service	Principal Occupation(s) During Past 5 Years
OFFICERS
Karla M. Rabusch (Born 1959)	President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

David Berardi (Born 1975)	Assistant Treasurer, since 2009

Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

Nancy Wiser (Born 1967)	Treasurer, since 2012

Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.

The Trust's Declaration of Trust does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for initial election or appointment as a Trustee if such person has already reached the age of 72. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts. All of the current Trustees are Independent Trustees.
Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Funds Management, sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee's ability to perform his or her duties effectively has been attained through the Trustee's business, consulting, public service and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee's ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.
Peter G. Gordon. Mr. Gordon has been a Trustee since 1998, Chairman of the Board of Trustees since 2005, the Lead Independent Trustee from 2001 through 2005, and Chairman of the Governance Committee since 2005, with respect to all of the Trusts in the Fund Complex. In addition, he has over 30 years of executive and business experience as the co-founder, Chairman, President and CEO of Crystal Geyser Water Company.
Isaiah Harris, Jr. Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005. He also has been a director of Deluxe Corporation since 2003. As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees. Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.
Judith M. Johnson. Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee since 2009. She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008. Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.
Leroy Keith, Jr. Mr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen fund complex since 1983. He is a Trustee of the Virtus fund complex, Former Managing Director of Almanac Capital Management, Former Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.
David F. Larcker. Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business of Stanford University. He is also the Director of the Corporate Governance Research Program and Co-director of The Rock Center for Corporate Governance at Stanford University. He has been a professor of accounting for over 30 years. He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.
Olivia S. Mitchell. Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006. Ms. Mitchell is Department Chair and Professor, Department of Insurance and Risk Management, and International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania. She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance and related topics, including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both of the University of Pennsylvania. She has been a professor of economics, insurance and risk management for over 30 years. She has written numerous articles and books on a range of topics, including retirement risk management, private and social insurance, and health and retirement analysis and policy.
Timothy J. Penny. Mr. Penny has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. He has been President and CEO of Southern Minnesota Initiative Foundation since 2007 and a Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. He also serves as a member of the board of another non-profit organization. Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota's First Congressional District.
Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He currently serves on the Investment Company Institute's Board of Governors and Executive Committee. Mr. Scofield previously served as a Trustee of the Evergreen fund complex since 1984, where he served as Chairman of the Board. He also served as a member and former chairman of the Independent Directors Counsel, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.
Donald C. Willeke. Mr. Willeke has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. He is an attorney in private practice and served as General Counsel of the Minneapolis Employees Retirement Fund for more than 25 years.

Board of Trustees - Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Trust and the Funds rests with the Board of Trustees. The Board has engaged Funds Management to manage the Funds on a day-to day basis. The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Fund's charter. The Board is currently composed of nine members, each of whom is an Independent Trustee. The Board currently conducts regular meetings five times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman's role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. In order to assist the Chairman in maintaining effective communications with the other Trustees and Funds Management, the Board has appointed a Chair Liaison to work with the Chairman to coordinate Trustee communications and to assure timely responses to Trustee inquiries, board governance and fiduciary matters. The Chair Liaison serves for a one-year term, which may be extended with the approval of the Board. Except for any duties specified herein or pursuant to the Trust's charter document, the designation of Chairman or Chair Liaison does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.
The Board also has established a Governance Committee and an Audit Committee to assist the Board in the oversight and direction of the business and affairs of the Trust, and from time to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of each of the Funds, in light of each Fund's investment objectives and strategies, to meet with portfolio managers, and to report back to the full Board. The Board occasionally engages independent consultants to assist it in evaluating initiatives or proposals. The Board believes that the Board's current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed, at any time and at the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
The Funds and Trusts are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the subadvisers and other service providers (depending on the nature of the risk), who carry out the Funds' investment management and business affairs. Each of Funds Management, the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.
Risk oversight forms part of the Board's general oversight of the Funds and Trusts and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Trusts, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, subadvisers, the Chief Compliance Officer of the Funds, the independent registered public accounting firm for the Funds, and internal auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions. The Board, with the assistance of its investment teams, reviews investment policies and risks in connection with its review of the Funds' performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds' compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board's periodic review of the Funds' advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a management valuation team comprised of officers of Funds Management, has approved and periodically reviews valuation policies applicable to valuing the Fund shares and has established a valuation committee of Trustees. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees.

As noted above, the Board has established a standing Governance Committee, a standing Audit Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Trustee. Each Independent Trustee is a member of the Trust's Governance Committee, Audit Committee and Valuation Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary and met four times during the Fund's most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee's consideration, which are set forth in the Trusts' Governance Committee Charter. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five calendar days nor more than seventy-five calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the "candidate"), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f ) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the 1940 Act) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an "advisory board," as such term is defined in Section 2(a)(1) of the 1940 Act ("Advisory Trustees"). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be an Independent Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

(2) Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met seven times during the Fund's most recently completed fiscal year. Judith M. Johnson serves as the chairperson of the Audit Committee.

(3) Valuation Committee. The Board has delegated to the Valuation Committee the authority to take any necessary or appropriate action and address any issues regarding the valuation of Fund portfolio securities under the Trust's valuation procedures, including determining the fair value of securities between Board regularly scheduled meetings in instances where that determination has not otherwise been delegated to the valuation team ("Management Valuation Team") of Funds Management. The Board considers for ratification at each quarterly meeting any valuation actions taken by the Valuation Committee or the Management Valuation Team during the previous quarter that require ratification. Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee. The Valuation Committee did not meet during the Fund's most recently completed fiscal year.

Compensation. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ending June 30, 2012, the Trustees received the following compensation:

Trustee Compensation
Trustee	Compensation From Each Fund	Total Compensation from the Fund Complex[1]
Peter G. Gordon	$1,996	$277,500
Isaiah Harris, Jr.	$1,662	$231,000
Judith M. Johnson	$1,853	$257,500
Dr. Leroy Keith, Jr.	$1,629	$226,500
David F. Larcker	$1,673	$232,500
Olivia S. Mitchell	$1,673	$232,500
Timothy J. Penny	$1,716	$238,500
Michael S. Scofield	$1,673	$232,500
Donald C. Willeke	$1,662	$231,000
1	As of June 30, 2012, there were 139 funds in the Wells Fargo Advantage Funds Complex.

Beneficial Equity Ownership Information. As of the calendar year ended December 31, 2011, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of the Funds' equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001- $50,000; $50,001-$100,000; and over $100,000.

Independent Trustees
Trustee	Fund	Dollar Range of Investment in Portfolio	Aggregate Dollar Range of Equity Securities of Fund Complex
Peter G. Gordon

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

		$ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0	Over $100,000
Isaiah Harris, Jr.

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

		$ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0	Over $100,000
Judith M. Johnson

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

		$ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0	Over $100,000
Dr. Leroy Keith. Jr.[1]

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

		$ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0	Over $100,000
David F. Larcker

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

		$ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0	Over $100,000
Olivia S. Mitchell

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

		$ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0	Over $100,000
Timothy J. Penny

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

		$ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0	Over $100,000
Michael S. Scofield

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

		$ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0	Over $100,000
Donald C. Willeke

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

		$ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0	Over $100,000
1	Mr. Keith's total holdings in the Fund Complex were over $100,000 as of January 20, 2012.

Ownership of Securities of Certain Entities. As of the calendar year ended December 31, 2011, none of the Independent Trustees and/or their immediate family members owned securities of the adviser, the sub-adviser, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, the sub-adviser, or the distributor.

Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of such investments, which may cause competition for limited positions. Also, various clients and proprietary accounts of Funds Management and its affiliates may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate such conflicts of interest.

As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

Fund	Advisory Fee
California Limited-Term Tax Free Fund	First $500 Million Next $500 Million Next $2 Billion Next $2 Billion Over $5 Billion	0.350% 0.325% 0.300% 0.275% 0.250%
California Tax-Free Fund	First $500 Million Next $500 Million Next $2 Billion Next $2 Billion Over $5 Billion	0.350% 0.325% 0.300% 0.275% 0.250%
Colorado Tax-Free Fund	First $500 Million Next $500 Million Next $2 Billion Next $2 Billion Over $5 Billion	0.350% 0.325% 0.300% 0.275% 0.250%
Intermediate Tax/AMT-Free Fund	First $500 Million Next $500 Million Next $2 Billion Next $2 Billion Over $5 Billion	0.350% 0.325% 0.300% 0.275% 0.250%
Minnesota Tax-Free Fund	First $500 Million Next $500 Million Next $2 Billion Next $2 Billion Over $5 Billion	0.350% 0.325% 0.300% 0.275% 0.250%
Municipal Bond Fund	First $500 Million Next $500 Million Next $2 Billion Next $2 Billion Over $5 Billion	0.350% 0.325% 0.300% 0.275% 0.250%
North Carolina Tax-Free Fund	First $500 Million Next $500 Million Next $2 Billion Next $2 Billion Over $5 Billion	0.350% 0.325% 0.300% 0.275% 0.250%
Pennsylvania Tax-Free Fund	First $500 Million Next $500 Million Next $2 Billion Next $2 Billion Over $5 Billion	0.350% 0.325% 0.300% 0.275% 0.250%
Short-Term Municipal Bond Fund	First $500 Million Next $500 Million Next $2 Billion Next $2 Billion Over $5 Billion	0.350% 0.325% 0.300% 0.275% 0.250%
Strategic Municipal Bond Fund	First $500 Million Next $500 Million Next $2 Billion Next $2 Billion Over $5 Billion	0.350% 0.325% 0.300% 0.275% 0.250%
Ultra Short-Term Municipal Income Fund	First $500 Million Next $500 Million Next $2 Billion Next $2 Billion Over $5 Billion	0.350% 0.325% 0.300% 0.275% 0.250%
Wisconsin Tax-Free Fund	First $500 Million Next $500 Million Next $2 Billion Next $2 Billion Over $5 Billion	0.350% 0.325% 0.300% 0.275% 0.250%

Advisory Fees Paid. Below are the aggregate advisory fees paid by the Funds and the aggregate advisory fees waived by the adviser for the last three fiscal years or periods.

Advisory Fees Paid
Fund/Fiscal Year or Period	Advisory Fees Paid	Advisory Fees Waived
June 30, 2012
California Limited-Term Tax-Free Fund	$927,248	$476,756
California Tax-Free Fund	$1,638,358	$716,882
Colorado Tax-Free Fund	$204,093	$134,557
Intermediate Tax/AMT Free Fund	$2,916,726	$1,567,845
Minnesota Tax-Free Fund	$321,941	$256,501
Municipal Bond Fund	$6,753,261	$1,346,396
North Carolina Tax-Free Fund	$464,378	$56,596
Pennsylvania Tax-Free Fund	$685,897	$184,260
Short-Term Municipal Bond Fund	$6,431,563	$6,624,982
Strategic Municipal Bond Fund	$2,813,400	$218,132
Ultra Short-Term Municipal Income Fund	$15,068,870	$5,228,242
Wisconsin Tax-Free Fund	$176,315	$306,001
June 30, 2011
California Limited-Term Tax-Free Fund	$803,126	$413,647
California Tax-Free Fund	$1,770,882	$709,560
Colorado Tax-Free Fund	$247,539	$122,103
Intermediate Tax/AMT Free Fund	$2,450,712	$1,505,842
Minnesota Tax-Free Fund	$393,207	$242,136
Municipal Bond Fund	$6,529,321	$1,129,793
North Carolina Tax-Free Fund[1]	$464,715	$74,113
Pennsylvania Tax-Free Fund[2]	$191,614	$46,759
Pennsylvania Tax-Free Fund[3]	$935,768	$162,280
Short-Term Municipal Bond Fund	$5,182,978	$6,125,333
Strategic Municipal Bond Fund[4]	$162,171	$11,484
Strategic Municipal Bond Fund[5]	$1,939,147	$131,000
Ultra Short-Term Municipal Income Fund	$14,289,006	$5,372,592
Wisconsin Tax-Free Fund	$162,364	$278,238
June 30, 2010
California Limited-Term Tax-Free Fund	$561,214	$218,350
California Tax-Free Fund	$1,309,735	$530,287
Colorado Tax-Free Fund	$258,389	$131,210
Intermediate Tax/AMT Free Fund	$1,347,413	$1,160,661
Minnesota Tax-Free Fund	$353,289	$292,802
Municipal Bond Fund	$1,709,176	$1,028,490
North Carolina Tax-Free Fund[6]	$851,745	$25,776
Pennsylvania Tax-Free Fund[7]	$1,196,008	$0
Short-Term Municipal Bond Fund	$2,975,724	$4,573,909
Strategic Municipal Bond Fund[8]	$3,265,646	$0
Ultra Short-Term Municipal Income Fund	$12,776,061	$6,902,983
Wisconsin Tax-Free Fund	$141,007	$279,588
1	For the ten months ended June 30, 2011. Effective June 30, 2011, North Carolina Tax-Free Fund changed its fiscal year end from August 31 to June 30.
2	For the three months ended June 30, 2011. Effective June 30, 2011, Pennsylvania Tax-Free Fund changed its fiscal year end from March 31 to June 30.
3	For the year ended March 31, 2011.
4	For the one month ended June 30, 2011. Effective June 30, 2011, Strategic Municipal Bond Fund changed its fiscal year end from May 31 to June 30.
5	For the year ended May 31, 2011.
6	For the year ended August 31, 2010.
7	For the year ended March 31, 2010.
8	For the year ended May 31, 2010.

General. Each Fund's Advisory Agreement will continue in effect provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Sub-Adviser

Funds Management has engaged Wells Capital Management Incorporated ("Wells Capital Management") to serve as a sub-adviser to the Funds (the "Sub-Adviser"). Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser provides day-to-day portfolio management services to the Funds. Funds Management may, from time to time and with the approval of the Board of Trustees, allocate and reallocate services provided by and fees paid to Wells Capital Management.

For providing sub-advisory services to the Funds, the Sub-Adviser is entitled to receive monthly fees at the annual rates indicated below of each Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Fund	Fee
California Limited-Term Tax Free Fund	First $100 Million Next $200 Million Over $300 Million	0.15% 0.10% 0.05%
California Tax-Free Fund	First $100 Million Next $200 Million Next $200 Million Over $500 Million	0.20% 0.175% 0.15% 0.10
Colorado Tax-Free Fund	First $100 Million Next $200 Million Next $200 Million Over $500 Million	0.20% 0.175% 0.15% 0.10%
Intermediate Tax/AMT-Free Fund	First $100 Million Next $200 Million Next $200 Million Over $500 Million	0.20% 0.175% 0.15% 0.10%
Minnesota Tax-Free Fund	First $100 Million Next $200 Million Next $200 Million Over $500 Million	0.20% 0.175% 0.15% 0.10%
Municipal Bond Fund	First $100 Million Next $200 Million Next $200 Million Over $500 Million	0.20% 0.175% 0.15% 0.10%
North Carolina Tax-Free Fund	First $100 Million Next $200 Million Next $200 Million Over $500 Million	0.20% 0.175% 0.15% 0.10%
Pennsylvania Tax-Free Fund	First $100 Million Next $200 Million Next $200 Million Over $500 Million	0.20% 0.175% 0.15% 0.10%
Short-Term Municipal Bond Fund	First $100 Million Next $200 Million Over $300 Million	0.15% 0.10% 0.05%
Strategic Municipal Bond Fund	First $100 Million Next $200 Million Next $200 Million Over $500 Million	0.20% 0.175% 0.15% 0.10%
Ultra Short-Term Municipal Income Fund	First $100 Million Next $200 Million Over $300 Million	0.15% 0.10% 0.05%
Wisconsin Tax-Free Fund	First $100 Million Next $200 Million Next $200 Million Over $500 Million	0.20% 0.175% 0.15% 0.10%

Portfolio Managers

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Managers." The information in this section is provided as of June 30, 2012, the most recent fiscal year end for the Funds managed by the portfolio managers listed below (each a "Portfolio Manager" and together, the "Portfolio Managers"). The Portfolio Managers manage the investment activities of the Funds on a day-to-day basis as follows:

Fund	Sub-Adviser	Portfolio Manager
California Limited-Term Tax-Free Fund	Wells Capital Management	Terry J. Goode Adrian Van Poppel
California Tax-Free Fund	Wells Capital Management	Terry J. Goode Robert J. Miller Adrian Van Poppel
Colorado Tax-Free Fund	Wells Capital Management	Terry J. Goode Adrian Van Poppel
Intermediate Tax/AMT-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Robert J. Miller
Minnesota Tax-Free Fund	Wells Capital Management	Wendy Casetta Bruce R. Johns
Municipal Bond Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Robert J. Miller
North Carolina Tax-Free Fund	Wells Capital Management	Robert J. Miller Bruce R. Johns
Pennsylvania Tax-Free Fund	Wells Capital Management	Robert J. Miller Bruce R. Johns
Short-Term Municipal Bond Fund	Wells Capital Management	Wendy Casetta Lyle J. Fitterer, CFA, CPA
Strategic Municipal Bond Fund	Wells Capital Management	Wendy Casetta Lyle J. Fitterer, CFA, CPA Robert J. Miller
Ultra Short-Term Municipal Income Fund	Wells Capital Management	Wendy Casetta Lyle J. Fitterer, CFA, CPA
Wisconsin Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Thomas Stoeckmann

Management of Other Accounts. The following table(s) provide information relating to other accounts managed by the Portfolio Manager(s). The table(s) do not include the Funds or any personal brokerage accounts of the Portfolio Manager(s) and their families.

Wendy Casetta	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$148 million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	21
	Total Assets Managed	$2,239 million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Lyle J. Fitterer, CFA, CPA	Registered Investment Companies
	Number of Accounts	2
	Total Assets Managed	$188 million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$164 million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	0
	Other Accounts
	Number of Accounts	36
	Total Assets Managed	$3.9 billion
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	0

Terry J. Goode	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$314 million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	1
	Total Assets Managed	$195 million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Bruce R. Johns	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Robert J. Miller	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$39 million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$164 million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	11
	Total Assets Managed	$421 million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Adrian Van Poppel	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$314 million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	26
	Total Assets Managed	$322 million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Thomas Stoeckmann	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Material Conflicts of Interest. The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, the Sub-Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, the Sub-Adviser minimizes inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings.

Furthermore, the Sub-Adviser has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

Wells Capital Management. Wells Capital Management's Portfolio Managers often provide investment management services for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Compensation. The Portfolio Managers were compensated by the Sub-Adviser from the fees Funds Management paid the Sub-Adviser using the following compensation structure:

Wells Capital Management. The compensation structure for Wells Capital Management's Portfolio Managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account's individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund's portfolio may be compared for these purposes generally are indicated in the "Performance" sections of the Prospectuses.

Beneficial Ownership in the Funds. The following table shows for each Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

$0;
 $1 - $10,000;
 $10,001 - $50,000;
 $50,001 - $100,000;
 $100,001 - $500,000;
 $500,001 - $1,000,000; and
 over $1,000,000.

Portfolio Manager Fund Holdings
Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Wendy Casetta	Minnesota Tax-Free Fund Short-Term Municipal Bond Fund Strategic Municipal Bond Fund Ultra Short-Term Municipal Income Fund	$0 $50,001-$100,000 $0 $10,001-$50,000
Lyle J. Fitterer, CFA, CPA	Intermediate Tax/AMT-Free Fund Municipal Bond Fund Short-Term Municipal Bond Fund Strategic Municipal Bond Fund Ultra Short-Term Municipal Income Fund Wisconsin Tax-Free Fund	$10,001-$50,000 $10,001-$50,000 $500,001-$1,000,000 $0 $10,001-$50,000 $0
Terry J. Goode	California Limited Term Tax-Free Fund California Tax-Free Fund Colorado Tax-Free Fund	$0 $0 $0
Bruce R. Johns	Minnesota Tax-Free Fund North Carolina Tax-Free Fund Pennsylvania Tax-Free Fund	$0 $0 $0
Robert J. Miller	California Tax-Free Fund Intermediate Tax/AMT-Free Fund Municipal Bond Fund North Carolina Tax-Free Fund Pennsylvania Tax-Free Fund Strategic Municipal Bond Fund	$0 $50,001-$100,000 $50,001-$100,000 $0 $0 100,001-$500,000
Adrian Van Poppel	California Limited Term Tax-Free Fund California Tax-Free Fund Colorado Tax-Free Fund	$0 $0 $0
Thomas Stoeckmann	Wisconsin Tax-Free Fund	$0

Administrator

The Trust has retained Funds Management, the adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

	Fund-Level Administrator Fee		Class-Level Administrator Fee	Total Administrator Fee
Share Class	Average Daily Net Assets	% of Average Daily Net Assets	% of Average Daily Net Assets	Average Daily Net Assets	% of Average Daily Net Assets
Class A, Class B and Class C	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.16%	First $5 billion Next $5 billion Over $10 billion	0.21% 0.20% 0.19%
Administrator Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.10%	First $5 billion Next $5 billion Over $10 billion	0.15% 0.14% 0.13%
Institutional Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.08%	First $5 billion Next $5 billion Over $10 billion	0.13% 0.12% 0.11%
Investor Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.19%	First $5 billion Next $5 billion Over $10 billion	0.24% 0.23% 0.22%

Administrative Fees Paid. Below are the aggregate administrative fees paid by the Fund and the aggregate administrative fees waived by the adviser for the last three fiscal years.

Administration Service Fees Paid
Fund/Fiscal Year or Period	Administrative Service Fees Paid
June 30, 2012
California Limited-Term Tax-Free Fund	$702,369
California Tax-Free Fund	$1,355,747
Colorado Tax-Free Fund	$177,856
Intermediate Tax/AMT Free Fund	$2,568,552
Minnesota Tax-Free Fund	$284,882
Municipal Bond Fund	$5,263,497
North Carolina Tax-Free Fund	$234,506
Pennsylvania Tax-Free Fund	$368,197
Short-Term Municipal Bond Fund	$8,960,484
Strategic Municipal Bond Fund	$1,703,163
Ultra Short-Term Municipal Income Fund	$12,645,244
Wisconsin Tax-Free Fund	$322,732
June 30, 2011
California Limited-Term Tax-Free Fund	$619,330
California Tax-Free Fund	$1,426,564
Colorado Tax-Free Fund	$197,199
Intermediate Tax/AMT Free Fund	$2,344,524
Minnesota Tax-Free Fund	$311,168
Municipal Bond Fund	$4,800,498
North Carolina Tax-Free Fund[1]	$238,391
Pennsylvania Tax-Free Fund[2]	$99,544
Pennsylvania Tax-Free Fund[3]	$426,014
Short-Term Municipal Bond Fund	$7,859,628
Strategic Municipal Bond Fund[4]	$98,153
Strategic Municipal Bond Fund[5]	$1,051,416
Ultra Short-Term Municipal Income Fund	$12,920,953
Wisconsin Tax-Free Fund	$297,229
June 30, 2010
California Limited-Term Tax-Free Fund	$421,412
California Tax-Free Fund	$1,121,349
Colorado Tax-Free Fund	$219,276
Intermediate Tax/AMT Free Fund	$1,817,016
Minnesota Tax-Free Fund	$325,242
Municipal Bond Fund	$1,848,876
North Carolina Tax-Free Fund[6]	$229,867
Pennsylvania Tax-Free Fund[7]	$379,685
Short-Term Municipal Bond Fund	$6,113,400
Strategic Municipal Bond Fund[8]	$642,366
Ultra Short-Term Municipal Income Fund	$15,346,754
Wisconsin Tax-Free Fund	$328,307
1	For the ten months ended June 30, 2011. Effective June 30, 2011, North Carolina Tax-Free Fund changed its fiscal year end from August 31 to June 30.
2	For the three months ended June 30, 2011. Effective June 30, 2011, Pennsylvania Tax-Free Fund changed its fiscal year end from March 31 to June 30.
3	For the year ended March 31, 2011.
4	For the one month ended June 30, 2011. Effective June 30, 2011, Strategic Municipal Bond Fund changed its fiscal year end from May 31 to June 30.
5	For the year ended May 31, 2011.
6	For the year ended August 31, 2010.
7	For the year ended March 31, 2010.
8	For the year ended May 31, 2010.

Distributor

Wells Fargo Funds Distributor, LLC (the "Distributor"), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.

The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Interested Trustees who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of these Funds pay the Distributor, on a monthly basis, an annual fee of up to 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses. Class B shares are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges and at the closing of a reorganization). The Distributor may use the fees payable under the Plan to make payments to selling or servicing agents for past sales and distribution efforts, as well as for the provision of ongoing services to shareholders.

The actual fee payable to the Distributor by these Funds and classes is determined, within such limit, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules of the National Association of Securities Dealers. The Distributor's distribution-related revenues from the Plan may be more or less than distribution-related expenses incurred during the period. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

DISTRIBUTION FEES

For the fiscal period ended June 30, 2012, each Fund paid the Distributor the following fees for distribution-related services. The Distributor did not receive any fees for advertising, printing, mailing or prospectus services.

Distribution Fees
Fund/Class	Total	Compensation to Underwriters	Compensation to Broker/Dealers	Other[1]
California Limited-Term Tax-Free Fund
Class C	$229,524	$61,173	$168,351	$0
California Tax-Free Fund
Class B	$14,731	$0	$0	$14,731
Class C	$294,838	$57,819	$237,019	$0
Colorado Tax-Free Fund
Class B	$589	$0	$0	$589
Class C	$29,672	$6,690	$22,982	$0
Intermediate Tax/AMT-Free Fund
Class C	$425,816	$83,127	$342,689	$0
Minnesota Tax-Free Fund
Class B	$3,197	$0	$0	$3,197
Class C	$62,139	$13,058	$49,081	$0
Municipal Bond Fund
Class B	$135,496	$0	$0	$135,496
Class C	$1,105,338	$277,543	$827,795	$0
North Carolina Tax-Free Fund
Class C	$42,230	$4,709	$37,521	$0
Pennsylvania Tax-Free Fund
Class B	$21,331	$0	$0	$21,331
Class C	$68,269	$10,533	$57,736	$0
Short-Term Municipal Bond Fund
Class C	$1,535,422	$350,038	$1,185,384	$0
Strategic Municipal Bond Fund
Class B	$35,471	$0	$0	$35,471
Class C	$976,143	$234,129	$742,014	$0
Ultra Short-Term Municipal Income Fund
Class C	$1,412,418	$127,400	$1,285,018	$0
Wisconsin Tax-Free Fund
Class C	$80,030	$16,621	$63,409	$0
1	The Distributor has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Fund are financed by an unaffiliated third party lender. Under this financing arrangement, the Distributor may assign certain amounts that it is entitled to receive pursuant to the Plan to the third party lender, as reimbursement and consideration for these payments.

General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Independent Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Independent Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Independent Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Independent Trustees.

The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Independent Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent

The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Administrator Class and Investor Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules enforced by FINRA.

General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Independent Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Independent Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Independent Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Independent Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian and Fund Accountant

State Street Bank and Trust Company ("State Street"), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub-custodians as the Fund's global custody manager, determines income and collects interest on each Fund's investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Transfer and Distribution Disbursing Agent

Boston Financial Data Services, Inc. ("BFDS"), located at Two Thousand Crown Colony Drive, Quincy, Massachusetts 02169, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions

The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.

For the fiscal periods listed below, the aggregate amounts of underwriting commissions paid to and retained by the Distributor are as follows:

Underwriting Commissions
Fund/Fiscal Year End	Aggregate Total Underwriting Commissions	Underwriting Commissions Retained
June 30, 2012
California Limited-Term Tax-Free Fund	$30,182	$30,182
California Tax-Free Fund	$46,742	$45,116
Colorado Tax-Free Fund	$7,755	$7,727
Intermediate Tax/AMT-Free Fund	$57,173	$57,173
Minnesota Tax-Free Fund	$10,174	$9,674
Municipal Bond Fund	$204,521	$194,102
Short-Term Municipal Bond Fund	$76,378	$76,378
Ultra Short-Term Municipal Income Fund	$63,549	$63,549
Wisconsin Tax-Free Fund	$19,154	$19,154
June 30, 2011
California Limited-Term Tax-Free Fund	$131,418	$131,418
California Tax-Free Fund	$75,606	$74,615
Colorado Tax-Free Fund	$21,154	$21,154
Intermediate Tax/AMT-Free Fund	$72,707	$72,707
Minnesota Tax-Free Fund	$16,615	$15,613
Municipal Bond Fund	$215,912	$209,932
Short-Term Municipal Bond Fund	$215,648	$215,648
Ultra Short-Term Municipal Income Fund	$101,103	101,103
Wisconsin Tax-Free Fund	$6,261	$6,261
June 30, 2010
California Limited-Term Tax-Free Fund	$56,352	$56,352
California Tax-Free Fund	$102,550	$100,473
Colorado Tax-Free Fund	$13,780	$13,780
Intermediate Tax/AMT-Free Fund	$41,663	$41,663
Minnesota Tax-Free Fund	$15,621	$15,612
Municipal Bond Fund	$84,306	$83,207
Short-Term Municipal Bond Fund	$252,318	$252,318
Ultra Short-Term Municipal Income Fund	$567,793	$567,793
Wisconsin Tax-Free Fund	$11,295	$11,295

Underwriting Commissions
Fund/Fiscal Year End	Aggregate Total Underwriting Commissions	Underwriting Commissions Retained
June 30, 2012
North Carolina Tax-Free Fund	$2,578	2,578
June 30, 2011[1]
North Carolina Tax-Free Fund	($9,984)	($9,984)
August 30, 2010
North Carolina Tax-Free Fund	$11,000	$11,000
August 30, 2009
North Carolina Tax-Free Fund	$14,579	$14,579
1	Effective June 30, 2011, North Carolina Tax-Free Fund changed its fiscal year end from August 31 to June 30.

Underwriting Commissions
Fund/Fiscal Year End	Aggregate Total Underwriting Commissions	Underwriting Commissions Retained
June 30, 2012
Pennsylvania Tax-Free Fund	$6,445	$5,928
June 30, 2011[1]
Pennsylvania Tax-Free Fund	$1,221	$1,197
March 31, 2011
Pennsylvania Tax-Free Fund	$3,102	$3,102
March 31, 2010
Pennsylvania Tax-Free Fund	$8,522	$8,522
1	Effective June 30, 2011, Pennsylvania Tax-Free Fund changed its fiscal year end from March 31 to June 30.

Underwriting Commissions
Fund/Fiscal Year End	Aggregate Total Underwriting Commissions	Underwriting Commissions Retained
June 30, 2012
Strategic Municipal Bond Fund	$116,726	$116,516
June 30, 2011[1]
Strategic Municipal Bond Fund	$11,666	$11,661
May 31, 2011
Strategic Municipal Bond Fund	$66,904	$66,904
May 31, 2010
Strategic Municipal Bond Fund	$147,014	$147,014
1	Effective June 30, 2011, Strategic Municipal Bond Fund changed its fiscal year end from May 31 to June 30.

Code of Ethics

The Fund Complex, the Funds Management, the Distributor and the Sub-Adviser each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Adviser are on public file with, and are available from, the SEC.

DETERMINATION OF NET ASSET VALUE

The NAV per share for each Fund is determined as of the close of regular trading (generally 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of each Fund's shares.

Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Money market instruments and debt instruments maturing in 60 days or less generally are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For a Fund that invests directly in foreign securities, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the NYSE is open for trading (a "Business Day"). The NYSE is currently scheduled to be closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.
The dealer reallowance for Class A share purchases for all Funds except the California Limited-Term Tax-Free Fund, Intermediate Tax/AMT-Free Fund, Short-Term Municipal Bond Fund, and the Ultra Short-Term Municipal Income Fund is as follows:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $50,000	4.50%	4.71%	4.00%
$50,000 - $99,999	4.00%	4.17%	3.50%
$100,000 - $249,999	3.50%	3.63%	3.00%
$250,000 - $499,999	2.50%	2.56%	2.25%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 and over[1]	0.00%	0.00%	1.00%
1	We will assess a 1.00% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase. Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

The dealer reallowance for Class A share purchases of the California Limited-Term Tax-Free Fund is as follows:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $50,000	2.00%	2.04%	1.75%
$50,000 - $99,999	1.50%	1.52%	1.25%
$100,000 - $249,999	1.00%	1.01%	0.85%
$250,000 - $499,999	0.50%	0.50%	0.40%
$500,000 and over[1]	0.00%	0.00%	0.40%
1	We will assess a 0.40% CDSC on Class A share purchases of $500,000 or more if they are redeemed within twelve months from the date of purchase. Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For redemption of Class A shares of the Fund purchased prior to November 1, 2012, the CDSC terms that were in place at the time of purchase will continue to apply.

The dealer reallowance for Class A share purchases of the Intermediate Tax/AMT-Free Fund is as follows:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $50,000	3.00%	3.09%	2.50%
$50,000 - $99,999	2.25%	2.30%	1.75%
$100,000 - $249,999	1.50%	1.52%	1.25%
$250,000 - $499,999	1.00%	1.01%	0.75%
$500,000 and over[1]	0.00%	0.00%	0.50%
1	We will assess a 0.50% CDSC on Class A share purchases of $500,000 or more if they are redeemed within twelve months from the date of purchase. Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For redemption of Class A shares of the Fund purchased prior to November 1, 2012, the CDSC terms that were in place at the time of purchase will continue to apply.

The dealer reallowance for Class A share purchases of the Short-Term Municipal Bond Fund and Ultra Short-Term Municipal Income Fund is as follows:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $50,000	2.00%	2.04%	1.75%
$50,000 - $99,999	1.50%	1.52%	1.25%
$100,000 - $249,999	1.00%	1.01%	0.85%
$250,000 - $499,999	0.50%	0.50%	0.40%
$500,000 and over	0.00%	0.00%	0.00%

Computation Of Class A Offering Price. Class A shares are sold at their NAV plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund's Class A shares as of its most recent fiscal year end.

Computation of Class A Offering Price
Fund	Net Asset Value Per Share	Sales Charge Per Share[1]	Offering Price Per Share
California Limited-Term Tax-Free (A)	$10.70	3.00%[2]	$11.03
California Tax-Free (A)	$11.37	4.50%	$11.91
Colorado Tax-Free (A)	$10.72	4.50%	$11.23
Intermediate Tax/AMT-Free (A)	$11.53	3.00%	$11.89
Minnesota Tax-Free (A)	$11.08	4.50%	$11.60
Municipal Bond (A)	$10.24	4.50%	$10.72
North Carolina Tax-Free (A)	$10.34	4.50%	$10.83
Pennsylvania Tax-Free (A)	$11.65	4.50%	$12.20
Short-Term Municipal Bond (A)	$10.01	2.00%	$10.21
Strategic Municipal Bond (A)	$8.94	4.50%	$9.36
Ultra Short-Term Municipal Income (A)	$4.82	2.00%	$4.92
Wisconsin Tax-Free (A)	$11.09	4.50%	$11.61
1	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2	Effective November 1, 2012, the maximum sales charge per share for Class A of the California Limited-Term Tax-Free Fund is 2.00%.

Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account Holders Via the Internet. All shareholders with an existing Wells Fargo Advantage Funds account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at wellsfargoadvantagefunds.com for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

Extraordinary Circumstances Affecting Redemptions. Under the extraordinary circumstances discussed under Section 22(e) under the 1940 Act, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for each Fund. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

Waiver of Minimum Initial Investment Amount for Investor Class Shares for Eligible Investors. An eligible investor (as defined below) may purchase Investor Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include: Current and retired employees, directors/trustees and officers of: (i) Wells Fargo Advantage Funds (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and Family members, as defined in the prospectus, of any of the above.

Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization between the Advisors' Inner Circle Fund and the Trust effective July 26, 2004 will be permitted to purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. Please see your account representative for details.

Reduced Sales Charges for Former Montgomery Fund Shareholders. Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV.

Reduced Sales Charges for Certain Former Evergreen Fund Shareholders. Former Evergreen Class IS and Class R shareholders who received Class A shares of a Fund as a result of a reorganization can continue to purchase Class A shares of that Fund and any other Wells Fargo Advantage Fund purchased subsequently by exchange at NAV, without paying the customary sales load, after which subsequent purchases of shares of the subsequent Fund may also be made at NAV, so long as such shares are held directly with the Fund on or after July 31, 2012. In addition, certain investors in acquired funds who became investors in the Evergreen Funds and subsequently became Wells Fargo Advantage Fund shareholders in a reorganization, including former Investor Class shareholders of Undiscovered Managers Funds, former shareholders of the GMO Global Balanced Allocation Fund, the GMO Pelican Fund and America's Utility Fund, former shareholders of an Atlas Fund and shareholders of record on October 12, 1990 (and members of their immediate families) in any series of the Salem Funds in existence on that date, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV.

Reduced Sales Charges for Affiliated Funds. Any affiliated fund that invests in a Wells Fargo Advantage Fund may purchase Class A shares of such fund at NAV.

Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

Investors Eligible to Acquire Class B Shares. Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by current exchange privilege rules, except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization and except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange, or in connection with the closing of a reorganization.

Waiver of Minimum Initial Investment Amount for Institutional Class Shares for Eligible Investors. An eligible investor (as defined below) may purchase Institutional Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible investors include:

■

Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their intended purchase of such Institutional Class shares;

■

Clients of Wells Capital Management who are clients of Wells Capital Management at the time of their intended purchase of Institutional Class shares; and

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Clients of Wells Fargo Institutional Retirement Trust (IRT) who are clients of IRT at the time of their intended purchase of Institutional Class shares.

Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

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Related business entities, including: (i) corporations and their subsidiaries; (ii) general and limited partners; and (iii) other business entities under common ownership or control.

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Shareholder accounts that share a common tax-id number.

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Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

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Former Institutional Class shareholders of an Evergreen Fund (including former Class Y shareholders of an Evergreen Fund, former SouthTrust shareholders and former Vestaur Securities Fund shareholders who became Institutional Class shareholders of an Evergreen Fund) who received Institutional Class shares of a Wells Fargo Advantage Fund in connection with the reorganization of their Evergreen Fund. Such investors may purchase Institutional Class shares at their former minimum investment amount.

All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

Waiver of Minimum Initial and Subsequent Investment Amounts for All Share Classes for Special Operational Accounts. Shares of any and all share classes of the Wells Fargo Advantage Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.

Compensation to Dealers and Shareholder Servicing Agents. Set forth below is a list of the member firms of FINRA to which the Adviser, the Funds' Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2011 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2011, are not reflected:

FINRA member firms

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ADP Broker-Dealer, Inc.

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A. G. Edwards & Sons, Inc.

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Ameriprise Financial Services, Inc.

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Barclays Capital, Inc.

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BNY Mellon Capital Markets, LLC

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Boenning & Scattergood, Inc.

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Brown Brothers Harriman & Co.

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Charles Schwab & Co., Inc.

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Citigroup Global Markets, Inc.

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DWS Investments Distributors, Inc.

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Edward D. Jones & Co., L.P.

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Fidelity Brokerage Services LLC

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Goldman, Sachs & Co.

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GPC Securities, Inc.

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GWFS Equities, Inc.

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Hartford Securities Distribution Company, Inc.

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H.D. Vest Investment Securities, Inc.

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Hewitt Financial Services, LLC

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GunnAllen Financial, Inc.

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Hartford Securities Distribution Company, Inc.

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H.D. Vest Investment Services

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Hewitt Financial Services, LLC

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Hightower Securities, LLC

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ING Investment Advisors LLC

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Janney Montgomery Scott LLC

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J. P. Morgan Securities Inc.

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Lazard Capital Markets LLC

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Lincoln Investment Planning, Inc.

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LPL Financial LLC

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Merrill Lynch, Pierce, Fenner & Smith, Inc.

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Merriman Capital, Inc.

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Mid Atlantic Capital Corporation

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Morgan Stanley DW Inc.

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MSCS Financial Services, LLC

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Nationwide Investment Services, Corp.

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Oppenheimer & Co. Inc.

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Pershing, LLC

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PNC Capital Markets LLC

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Prudential Investment Management Services, LLC

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Raymond James & Associates, Inc.

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RBC Capital Markets, LLC

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Robert W. Baird & Co.

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Ross, Sinclaire & Associates, LLC

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Securities America, Inc.

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Security Distributors, Inc.

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State Street Global Markets, LLC

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Stifel, Nicolaus & Company, Incorporated

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Sun Life Financial Distributors, Inc.

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TD Ameritrade, Inc

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Treasury Curve, LLC

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UBS Financial Services, Inc.

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VALIC Financial Advisors, Inc.

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Wells Fargo Advisors, LLC

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Wells Fargo Securities, LLC

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Wells Fargo Investments

In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds' Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Advisers are responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Advisers to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, affiliated broker-dealers. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b- 1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Fund, the Fund's Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of the Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.

The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a sub-adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

Portfolio Turnover. The portfolio turnover rate is not a limiting factor when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund's whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.

The table below shows each Fund's portfolio turnover rates for the two most recent fiscal years:

Fund	June 30, 2012	June 30, 2011
California Limited-Term Tax-Free Fund	56%	54%
California Tax-Free Fund	41%[1]	23%
Colorado Tax-Free Fund	41%[1]	22%
Intermediate Tax/AMT-Free Fund	38%	52%
Minnesota Tax-Free Fund	36%	25%
Municipal Bond Fund	63%	69%
North Carolina Tax-Free Fund[2]	48%	44%
Pennsylvania Tax-Free Fund[3]	21%[4]	10%
Short-Term Municipal Bond Fund	72%	75%
Strategic Municipal Bond Fund[5]	74%	12%
Ultra Short-Term Municipal Income Fund	111%	127%
Wisconsin Tax-Free Fund	14%[6]	60%
1	The increases in the portfolio turnover rates from the previous fiscal year for the California Tax-Free Fund and Colorado Tax-Free Fund were primarily due to relative value trades to improve performance and portfolio structure. In addition, there were some tactical changes made to the duration and yield curve positioning.
2	Effective June 30, 2011, North Carolina Tax-Free Fund changed its fiscal year end from August 31 to June 30.
3	Effective June 30, 2011, Pennsylvania Tax-Free Fund changed its fiscal year end from March 31 to June 30.
4	The Pennsylvania Tax-Free Fund experienced an increase in turnover rate for the fiscal year, due to some tactical trading for relative value reasons and to lower average duration for defensive purposes.
5	Effective June 30, 2011, Strategic Municipal Bond Fund changed its fiscal year end from May 31 to June 30.
6	The Wisconsin Tax-Free Fund experienced a decrease in turnover rate for the fiscal year, due to a reduction of opportunities to buy Wisconsin double tax-exempt securities. In addition, there were few new issues and also few secondary activities.

Brokerage Commissions. For the three most recent fiscal years or periods, the Funds listed below paid the following aggregate amounts of brokerage commissions on brokerage transactions:

Fund/Fiscal Year End	Total Paid to all Brokers
June 30, 2012
California Limited-Term Tax-Free Fund	$0
California Tax-Free Fund	$0
Colorado Tax-Free Fund	$0
Intermediate Tax/AMT-Free Fund	$456
Minnesota Tax-Free Fund	$667
Municipal Bond Fund	$35,224
North Carolina Tax-Free Fund	$1,188
Pennsylvania Tax-Free Fund	$958
Short-Term Municipal Bond Fund	$22,705
Strategic Municipal Bond Fund	$10,308
Ultra Short-Term Municipal Income Fund	$10,184
Wisconsin Tax-Free Fund	$684
June 20, 2011
California Limited-Term Tax-Free Fund	$764
California Tax-Free Fund	$3,848
Colorado Tax-Free Fund	$171
Intermediate Tax/AMT-Free Fund	$608
Minnesota Tax-Free Fund	$0
Municipal Bond Fund	$24,812
North Carolina Tax-Free Fund	$77
Pennsylvania Tax-Free Fund	$0
Short-Term Municipal Bond Fund	$21,023
Strategic Municipal Bond Fund	$0
Ultra Short-Term Municipal Income Fund	$14,440
Wisconsin Tax-Free Fund	$0
June 30, 2010
California Limited-Term Tax-Free Fund	$57
California Tax-Free Fund	$181
Colorado Tax-Free Fund	$0
Intermediate Tax/AMT-Free Fund	$0
Minnesota Tax-Free Fund	$0
Municipal Bond Fund	$0
North Carolina Tax-Free Fund	$0
Pennsylvania Tax-Free Fund	$0
Short-Term Municipal Bond Fund	$0
Strategic Municipal Bond Fund	$0
Ultra Short-Term Municipal Income Fund	$0
Wisconsin Tax-Free Fund	$0

Directed Brokerage Commissions. For the fiscal year ended June 30, 2012, the Funds did not direct brokerage transactions to a broker for research-related services.

Securities of Regular Broker-Dealers. The Fund is required to identify any securities of their "regular brokers or dealers" (as defined under the 1940 Act) or of their parents that the Fund may hold at the close of their most recent fiscal year. As of June 30, 2012, none of the Funds held securities of their regular broker-dealers or of their parents.

FUND EXPENSES

From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of the Independent Trustees; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against the Fund's assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

U.S. FEDERAL INCOME TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." Each Prospectus generally describes the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.
A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. A shareholder may also be subject to special rules not discussed below if they are a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a shareholder who holds Fund shares as part of a hedge, straddle or conversion transaction; or an entity taxable as a partnership for U.S. federal income tax purposes and investors in such an entity.
The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.
Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.
In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.
Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

If a Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the applicable relief provisions are not available or cannot be met, such Fund will be taxed in the same manner as an ordinary corporation, described below.
In addition, with respect to each taxable year, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long- term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If a Fund meets all of the RIC qualification requirements, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. However, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation.
Moreover, the Funds may retain for investment all or a portion of their net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
If, for any taxable year, a Fund fails to qualify as a RIC, and is not eligible for relief as described above, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net unrealized gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such unrealized gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.
Equalization Accounting. Each Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed investment company taxable income and net capital gain, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the particular equalization method used by a Fund, and thus a Fund's use of this method may be subject to IRS scrutiny.
Capital Loss Carry-Forwards. For net capital losses realized in taxable years beginning before January 1, 2011, a Fund is permitted to carry forward a net capital loss to offset its capital gain, if any, realized during the eight years following the year of the loss, and such capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. For net capital losses realized in taxable years beginning on or after January 1, 2011, a Fund is permitted to carry forward a net capital loss to offset its capital gain indefinitely. For capital losses realized in taxable years beginning after January 1, 2011, the excess of a Fund's net short-term capital loss over its net long-term capital gain is treated as a short-term capital loss arising on the first day of the Fund's next taxable year and the excess of a Fund's net long-term capital loss over its net short-term capital gain is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. If future capital gain is offset by carried-forward capital losses, such future capital gain is not subject to fund-level U.S. federal income tax, regardless of whether it is distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gain. The Funds cannot carry back or carry forward any net operating losses.
As of a Fund's most recent fiscal year end, the Fund had capital loss carry-forwards approximating the amount indicated for U.S. federal income tax purposes, expiring in the year indicated (if applicable):

Fund	Year Expires	Pre-January 1, 2011 Capital Loss Carryforwards
California Limited-Term Tax-Free Fund	2015	$203,304
	2016	$11,320
	2018	$1,059,767
	2019	$110,356
California Tax-Free Fund	2016	$231,147
	2017	$2,613,015
	2018	$8,453,927
Colorado Tax-Free Fund	2017	$95,092
	2018	$656,194
	2019	$57,793
Municipal Bond Fund	2015	$4,348,631
	2016	$19,349,953
	2017	$5,924,646
	2018	$5,924,646
	2019	$130,027
North Carolina Tax-Free Fund	2017	$8,374,749
	2018	$3,623,437
Pennsylvania Tax-Free Fund	2013	$627,326
	2015	$3,458,446
	2016	$4,324,935
	2017	$5,875,768
Ultra Short-Term Municipal Income Fund	2014	$11,536,901
	2015	$2,105,019

	Post-January 1, 2011 Capital Loss Carryforwards
Fund	Short-term	Long-term
Colorado Tax-Free Fund	$576,265	$10,101
Wisconsin Tax-Free Fund	$2,733	$69,507

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses, in particular losses realized in taxable years beginning before January 1, 2011, substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.
Excise Tax. If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Fund will be subject to a nondeductible 4% U.S federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate level U.S. federal income tax for the taxable year ending within the calendar year. Each Fund generally intends to actually, or be deemed to, distribute substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by a Fund is determined to be de minimis).
Investment through Master Portfolio. A Fund that invests its assets through one or more master portfolios will seek to continue to qualify as a RIC. Each master portfolio will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding master portfolio, as disregarded from the Fund) for U.S. federal income tax purposes rather than as a RIC or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a master portfolio will be deemed to have been realized (i.e., "passed-through") to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the master portfolio. Each investor in a master portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular master portfolio, the Code and U.S. Treasury regulations, in determining such investor's U.S. federal income tax liability. Therefore, to the extent a master portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each master portfolio intends to manage its assets, income and distributions in such a way that an investor in a master portfolio will be able to continue to qualify as a RIC by investing its assets through the master portfolio.
Taxation of Investments. In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.
If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price at original issuance less than its principal amount, such as a zero-coupon bond), which generally includes "payment-in-kind" or "PIK" bonds, the Fund generally is required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund may not receive cash payments attributable to the OID until a later date, potentially until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for U.S. federal income tax purposes. Similarly, if a Fund purchases a debt obligation with market discount (generally a debt obligation with a purchase price after original issuance less than its principal amount (reduced by any OID)), the Fund generally is required to annually include in its taxable income a portion of the market discount as ordinary income, even though the Acquiring Fund may not receive cash payments attributable to the market discount until a later date, potentially until maturity or disposition of the obligation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option granted by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.
Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark-to-market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.
Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency- denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future U.S. Treasury regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.
Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for U.S. federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future U.S. Treasury regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.
The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long- term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.
Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of IRS revenue rulings that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.
A Fund may invest in real estate investment trusts ("REITs"). Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.
A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits ("REMICs") or in other interests that may be treated as taxable mortgage pools ("TMPs") for U.S. federal income tax purposes. Under IRS guidance, a Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or TMPs directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income to Keogh, 401(k) and qualified pension plans, as well as investment retirement accounts and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.

"Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.
A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.
In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.
Taxation of Distributions. Except for exempt-interest dividends (defined below) paid out by "Tax-Free Funds", distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund's shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares acquired at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For U.S. federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits, from time to time.
For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will report capital gain dividends, if any, in a written statement furnished to its shareholders after the close of the Fund's taxable year.

Fluctuations in foreign currency exchange rates may result in foreign exchange gain or loss on transactions in foreign currencies, foreign currency-denominated debt obligations, and certain foreign currency options, futures contracts and forward contracts. Such gains or losses are generally characterized as ordinary income or loss for tax purposes. The Fund must make certain distributions in order to qualify as a Regulated Investment Company, and the timing of and character of transactions such as foreign currency-related gains and losses may result in the fund paying a distribution treated as a return of capital. Such distribution is nontaxable to the extent of the recipient's basis in its shares.
Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.
If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder recognizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.
If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.
In addition, if a shareholder of a Tax-Free Fund holds such Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends (defined below) received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. Such a loss will also not be disallowed where the loss is incurred with respect to shares of a Fund that declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net-tax exempt interest and distributes such dividends on a monthly, or more frequent, basis. Additionally, where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding period requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this filing.
Foreign Taxes. Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Fund, and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, even if a Fund qualifies for the election for any year, it may not make the election for such year. If a Fund does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. If a Fund does elect to "pass through" its foreign taxes paid in a taxable year, the Fund will furnish a written statement to its shareholders reporting such shareholders proportionate share of the Funds' foreign taxes paid.
Even if a Fund qualifies for the election, foreign income and similar taxes will only pass through to the Fund's shareholders if the Fund and its shareholders meet certain holding period requirements. Specifically, (i) the shareholders must have held the Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Fund distributions corresponding with the pass through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. A Fund may choose not to make the election if the Fund has not satisfied its holding requirement.

If a Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund's dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements and certain other requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If the shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder's federal income tax attributable to foreign source taxable income. If the credit is attributable, wholly or in part, to qualified dividend income (as defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.
In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions.
U.S. Federal Income Tax Rates. Noncorporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 35% on ordinary income and 15% on long-term capital gain for taxable years beginning on or before December 31, 2012.
In general, for taxable years beginning before January 1, 2013, "qualified dividend income" realized by noncorporate Fund shareholders is taxable at the same rate as net capital gain. Generally, qualified dividend income is dividend income attributable to certain U.S. and foreign corporations, as long as certain holding period requirements are met. After this date, all dividend income generally will be taxed at the same rate as ordinary income. If 95% or more of a Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners. Income and bond Funds typically do not distribute significant amounts of "qualified dividend income" eligible for reductions in individual U.S. federal income tax rates applicable to certain dividend income.
The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Distributions from an Income Fund generally will not qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends. Distributions from an Equity Fund may qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various "sunset" provisions of U.S. federal income tax laws.
Under recently enacted legislation, for taxable years beginning after December 31, 2012, noncorporate Fund shareholders generally will be subject to a 3.8% tax on their "net investment income," which ordinarily includes taxable distributions received from the Funds and taxable gain on the disposition of Fund shares.
For taxable years beginning after December 31, 2012, a U.S. withholding tax at a 30% rate will be imposed on dividends and proceeds of sales in respect of Fund shares received by Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Funds will not pay any additional amounts in respect to any amounts withheld.

Backup Withholding. A Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. State backup withholding may also be required to be withheld by the Funds under certain circumstances.
Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.

Foreign Shareholders. For purposes of this discussion, "foreign shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.
Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to non- refundable U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gain, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, with respect to certain distributions made to foreign shareholders in taxable years beginning before January 1, 2013, no withholding will be required and the distributions generally will not be subject to U.S. federal income tax if (i) the distributions are reported as "interest related dividends" or "short term capital gain dividends" in a written statement furnished to shareholders (ii) the distributions are derived from sources specified in the Code for such dividends and (iii) certain other requirements are satisfied. No assurance can be given that a Fund would designate any of its distributions as interest related dividends or short term capital gain dividends, even if it is permitted to do so. In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation. Capital gains dividends and gains recognized by a foreign shareholder on the redemption of Fund shares generally will not be subject to U.S. federal income tax withholding, provided that certain requirements are satisfied. Tax-exempt dividends (described below) paid by a Tax-Free Fund to a foreign shareholders also should be exempt from U.S. federal income tax withholding.
With respect to payments made after December 31, 2012, a withholding tax of 30% will be imposed on dividends from, and the gross proceeds of a disposition of, Fund shares paid to certain foreign entities unless various information reporting requirements are satisfied. Such withholding tax will generally apply to non-U.S. financial institutions, which are generally defined for this purpose as non-U.S. entities that (i) accept deposits in the ordinary course of a banking or similar business, (ii) are engaged in the business of holding financial assets for the account of others, or (iii) are engaged or hold themselves out as being engaged primarily in the business of investing, reinvesting, or trading in securities, partnership interests, commodities, or any interest in such assets. Prospective foreign shareholders are encouraged to consult their tax advisors regarding the implications of this legislation on their investment in a Fund.
Before investing in a Fund's shares, a prospective foreign shareholder should consult with its own tax advisors, including whether the shareholder's investment can qualify for benefits under an applicable income tax treaty.

Tax-Deferred Plans. Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. However, shares of a Tax-Free Fund may not be suitable for tax-deferred, retirement and other tax-advantaged plans and accounts, since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the tax-exempt status of certain distributions from the Tax-Free Fund (discussed below). Such distributions may ultimately be taxable to the beneficiaries when distributed to them. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.
Tax-Exempt Shareholders. Shares of a Tax-Free Fund may not be suitable for tax-exempt shareholders since such shareholders generally would not benefit from the tax-exempt status of distributions from the Tax-Free Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds.
Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex U.S. federal income tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.
Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.
Tax Shelter Reporting Regulations. Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Additional Considerations for the Tax-Free Funds. If at least 50% of the value of a Fund's total assets at the close of each quarter of its taxable years consists of debt obligations that generate interest exempt from U.S. federal income tax under Section 103 of the Internal Revenue Code, then the Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying exempt-interest dividends. The Tax-Free Funds intend to so qualify and are designed to provide shareholders with income exempt from U.S. federal income tax in the form of exempt-interest dividends. "Exempt-interest dividends" are dividends (other than capital gain dividends) paid by a RIC that are properly reported as such in a written statement furnished to shareholders.
Each Tax-Free Fund will report to its shareholders the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Internal Revenue Code received by a Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Internal Revenue Code. Interest on indebtedness incurred to purchase or carry shares of the Tax-Free Funds will not be deductible to the extent that the Tax-Free Funds' distributions are exempt from U.S. federal income tax. In addition, an investment in a Tax-Free Fund may result in liability for U.S. federal alternative minimum tax ("AMT"). Certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating the U.S. federal AMT. Tax preference items include tax-exempt interest on certain "private activity bonds." To the extent a Tax-Free Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund.

Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund's expenses in computing their U.S. federal AMT. In addition, exempt-interest dividends paid by a Tax-Free Fund to a corporate shareholder are included in the shareholder's "adjusted current earnings" as part of its U.S. federal AMT calculation, and may also affect its U.S. federal "environmental tax" liability. As of the date of this filing, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations are subject to the U.S. federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult own their own tax advisers.
The IRS is paying increased attention to whether debt obligations intended to produce interest exempt from U.S. federal income tax in fact meet the requirements for such exemption. Ordinarily, the Tax-Free Funds rely on opinions from the issuer's bond counsel that interest on the issuer's debt obligation will be exempt from U.S. federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize a Tax-Free Fund's ability to pay any exempt-interest dividends. Similar challenges may occur as to state-specific exemptions.
A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder's own tax adviser to determine what effect, if any, an investment in a Tax-Free Fund may have on the U.S. federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.
Distributions of a Tax-Free Fund's income other than exempt-interest dividends generally will be taxable to shareholders. Gains realized by a Tax-Free Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders.
Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes. You should consult your own tax advisor to discuss the tax consequences of your investment in a Tax-Free Fund.
Legislative Proposals. Prospective shareholders should recognize that the present U.S. federal income tax treatment of the Funds and their shareholders may be modified by legislative, judicial or administrative actions at any time, which may be retroactive in effect. The rules dealing with U.S. federal income taxation are constantly under review by Congress, the IRS and the Treasury Department, and statutory changes as well as promulgation of new regulations, revisions to existing statutes, and revised interpretations of established concepts occur frequently. You should consult your advisors concerning the status of legislative proposals that may pertain to holding Fund shares.

Cost Basis Reporting

The Emergency Economic Stabilization Act of 2008 and provisions from the Energy Improvement and Extension Act of 2008 require each Fund or its delegate to report cost basis information to shareholders and the Internal Revenue Service for 1099-B reportable redemptions of covered Fund shares acquired on or after January 1, 2012. Shares purchased on or after January 1, 2012 are generally treated as covered shares. Shares purchased before January 1, 2012 or shares without complete cost basis information are generally treated as noncovered shares.

Fund shareholders should consult their tax advisors to obtain more information about how the new cost basis rules apply to them and determine which cost basis method allowed by the Internal Revenue Service is best for their tax situation. Methods allowed by the IRS include, but are not limited to:

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Average Cost. The cost per share is determined by dividing the aggregate cost amount by the total shares in the account. The basis of the shares redeemed is determined by multiplying the shares redeemed by the cost per share. Starting in 2012, accounts may maintain two separate average costs: one average for covered shares and a separate average for noncovered shares. Under the Average Cost method, noncovered shares are generally depleted first.

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First in first out (FIFO). Shares acquired first in the shareholder's account are the first shares depleted and determine the shareholder's cost basis. The basis of the shares redeemed is determined by the adjusted purchase price of each date the shares were acquired.

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Specific Identification. A shareholder selects the shares to be redeemed from any of the purchase lots that still have shares remaining. The basis of the shares redeemed is determined by the adjusted purchase price of each date the shares were acquired.

In the absence of a shareholder method election, the Fund will apply its default method, Average Cost. If the Average Cost method is applied either by default or at the shareholder's election, the shareholder's ability to change such election once a sale occurs will be limited under the IRS rules. After an election has been made, but before a disposition of shares occurs, a shareholder may make a retroactive change to an alternate method. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. At any time, a shareholder may designate a new election for future purchases.

Redemptions of noncovered shares (shares acquired prior to January 1, 2012) will continue to be reported using the Average Cost method, if available, and will not be reported to the IRS.

Additional Considerations for the California Limited-Term Tax-Free Fund and California Tax-Free Fund ("California Funds"). If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a RIC consists of obligations, which, when held by an individual, the interest therefrom is exempt from income taxation by California ("California Exempt Securities"), then the RIC will be qualified to make distributions that are exempt from California individual income tax ("California exempt-interest distributions"). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. Government and U.S. possession obligations. The California Funds intend to qualify under the above requirements so that they can pay California exempt-interest distributions.

Within sixty days after the close of its taxable year, each California Fund will notify its shareholders of the portion of the distributions made by the Fund that is exempt from California individual income tax. The total amount of California exempt-interest distributions paid by a California Fund attributable to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund was treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium that would not be deductible under federal income or California individual income tax law.

In cases where a shareholder of a California Fund is a "substantial user" or "related person" with respect to California Exempt Securities held by the Fund, such shareholders should consult their tax advisers to determine whether California exempt-interest distributions paid by the Fund with respect to such obligations retain California individual income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest distributions treatment to "substantial users" may be applicable for California income tax purposes. Interest on indebtedness incurred or continued by a shareholder in a taxable year to purchase or carry shares of a California Fund is not deductible for California individual income tax purposes if the Fund distributes California exempt-interest distributions to the shareholder for that taxable year. The foregoing is only a summary of some of the important California individual income tax considerations generally affecting the California Funds and their shareholders. No attempt is made to present a detailed explanation of the California income tax treatment of the California Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any California Fund distributions constituting California exempt-interest distributions is excludable from income for California individual income tax purposes only. Any distributions paid to shareholders subject to California franchise tax or California corporate income tax may be taxable for such purposes. Accordingly, potential investors in the California Funds, including, in particular, corporate investors that may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisers with respect to the application of such taxes to the receipt of the California Funds' distributions and as to their own California tax situation, in general.

Additional Considerations for the Colorado Tax-Free Fund. Individuals, trusts, estates and corporations subject to the Colorado income tax will not be subject to such tax on distributions paid by the Colorado Tax-Free Fund, to the extent that such distributions qualify as exempt-interest dividends under Section 852(b)(5) of the Code and are attributable to (i) interest earned on any obligation of Colorado or its political subdivisions issued on or after May 1, 1980, which interest is exempt from federal income taxation under Section 103(a) of the Code or (ii) interest earned on any obligation of Colorado or its political subdivisions issued before May 1, 1980 to the extent that such interest is specifically exempt from income taxation under the Colorado state laws authorizing the issuance of such obligations. Although there does not appear to be any authority directly on point, based on analogous exemptions from state income tax on obligations of the United States that are applicable to interest income from such obligations derived by corporations in Colorado, to the extent that distributions paid by the Colorado Tax-Free Fund are attributable to interest paid on obligations of the United States or its possessions, such distributions should not be subject to Colorado income tax. All other distributions, including distributions attributable to capital gain, generally will be subject to the Colorado individual and corporate income taxes.

Shareholders of the Colorado Tax-Free Fund should consult their own tax advisers about other state and local tax consequences of their investment in the Colorado Tax-Free Fund.

Additional Considerations for the Minnesota Tax-Free Fund ("Minnesota Fund"). Shareholders of the Minnesota Fund, who are individuals, estates, or trusts and who are subject to the regular Minnesota individual income tax will not be subject to such regular Minnesota tax on Minnesota Fund distributions to the extent that such distributions qualify as exempt-interest distributions which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities ("Minnesota Sources"). The foregoing will apply, however, only if the portion of the exempt-interest distributions from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest distributions that are paid by the Fund. If the 95% test is not met, all exempt-interest distributions that are paid by the Minnesota Fund generally will be subject to the regular Minnesota individual income tax. The Minnesota Fund intends to meet this 95% threshold, but no assurance can be provided that it will. Even if the 95% test is met, to the extent that exempt-interest distributions that are paid by the Minnesota Fund are not derived from the Minnesota Sources described in the first sentence of this paragraph, such distributions generally will be subject to the regular Minnesota individual income tax. Other distributions of the Minnesota Fund, including distributions attributable to net short-term and long-term capital gain, generally are not exempt from the regular Minnesota individual income tax.

Subject to certain limitations that are set forth in the Minnesota rules, Minnesota Fund distributions to shareholders who are individuals, estates, or trusts that are derived from interest on certain United States obligations are not subject to the regular Minnesota individual income tax or the Minnesota alternative minimum tax. However, Minnesota Fund distributions, including exempt-interest distributions, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income. The Fund's distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

Minnesota presently imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers' federal alternative minimum taxable income, which includes federal tax preference items. As described above, the Code provides that interest on specified private activity bonds is a federal tax preference item, and that a exempt-interest distribution constitutes a federal tax preference item to the extent of its proportionate share of the interest on such private activity bonds. Accordingly, exempt-interest distributions that are attributable to such private activity bond interest, even though they are derivedfrom the Minnesota Sources described above, will be included in the base upon which such Minnesota Sources described above generally is also subject to the Minnesota alternative minimum tax.

Additional Considerations for the North Carolina Tax-Free Fund ("North Carolina Tax-Free Fund"). To the extent that the North Carolina Tax-Free Fund's distributions are derived from interest on tax-exempt obligations of the State of North Carolina or its political subdivisions, commissions, authorities, agencies or non-profit educational institutions organized or chartered under the laws of North Carolina, or obligations issued by the United States or its possessions, its income dividends will be exempt from North Carolina individual and corporate income taxes.

Additional Considerations for the Pennsylvania Tax-Free Fund ("Pennsylvania Tax-Free Fund"). To the extent that the Pennsylvania Tax-Free Fund's distributions are derived from interest on Pennsylvania state tax-free (municipal) securities (the income from which is exempt from Pennsylvania personal income taxes), its income dividends will be exempt from the Pennsylvania personal income tax. However, distributions attributable to capital gains (whether or not from state tax-free securities) are not exempt from the Pennsylvania personal income tax. Distributions of interest earned from non-exempt obligations are not exempt from the Pennsylvania personal income tax. In the case of residents of the city of Philadelphia, distributions that are derived from interest on Pennsylvania state tax-free (municipal) securities, and distributions which are designated as capital gain dividends for federal income tax purposes, will be exempt from the Philadelphia school district investment income tax.

Additional Considerations for the Wisconsin Tax-Free Fund ("Wisconsin Tax-Free Fund"). Shareholders of the Wisconsin Tax-Free Fund who are subject to Wisconsin income tax generally will not be subject to such tax on distributions from the Wisconsin Tax-Free Fund to the extent the distributions are of Wisconsin exempt interest income. Wisconsin exempt interest income generally includes interest from:

1.

Public housing authority and community development authority bonds issued by municipalities located in Wisconsin;

2.

Wisconsin Housing Finance Authority bonds;

3.

Wisconsin municipal redevelopment authority bonds;

4.

Wisconsin higher education bonds;

5.

Wisconsin Housing and Economic Development Authority bonds issued on or after December 11, 2003, to fund multifamily affordable housing or elderly housing projects;

6.

Wisconsin Housing and Economic Development Authority bonds issued before January 29, 1987, except business development revenue bonds, economic development revenue bonds, and CHAP housing revenue bonds;

7.

Public housing agency bonds issued before January 29, 1987, by agencies located outside Wisconsin where the interest is exempt from federal taxation for a reason other than or in addition to section 103 of the Internal Revenue Code;

8.

Local exposition district bonds;

9.

Wisconsin professional baseball park district bonds;

10.

Local cultural arts district bonds;

11.

Wisconsin professional football stadium district bonds;

12.

Wisconsin Aerospace Authority bonds;

13.

Bonds issued on or after October 27, 2007 by the Wisconsin Health and Educational Facilities Authority to fund acquisition of information technology hardware or software (Wisconsin exemption effective for taxable years beginning on or after January 1, 2009);

14.

Southeastern Regional Transit Authority bonds;

15.

Conduit revenue bonds issued by a commission created under sec. 66.0304, Wis. Stats., and (a) the bonds are used to fund multifamily affordable housing or elderly housing projects in Wisconsin and the Wisconsin Housing and Economic Development Authority has the authority to issue its bonds or notes for the project being funded, (b) the bonds are used by a health facility to fund the acquisition of information technology hardware or software and the Wisconsin Health and Educational Facilities Authority has the authority to issue its bonds or notes for the project being funded, or (c) the bonds are issued to fund a redevelopment project or a housing project in Wisconsin and the authority exists for bonds or notes to be issued by a housing authority, redevelopment authority, or community development authority;

16.

Wisconsin Housing and Economic Development Authority bonds or notes if the bonds or notes are issued to provide loans to a public affairs network under sec. 234.75, Wisconsin Statutes;

17.

Public housing agency bonds issued before January 29, 1987, by agencies located outside Wisconsin where the interest is exempt from federal taxation for a reason other than or in addition to section 103 of the Internal Revenue Code;

18.

Higher education bonds issued by the state of Wisconsin;

19.

Wisconsin Housing and Economic Development Authority (WHEDA) bonds issued on or prior to January 28, 1987, except business development revenue bonds, economic development revenue bonds, and CHAP housing revenue bonds issued by WHEDA;

20.

Wisconsin Housing Finance Authority bonds;

21.

Bonds and notes issued on or after December 11, 2003 by WHEDA for multi-family affordable housing and elderly housing projects;

22.

Wisconsin Housing and Economic Development Authority bonds or notes if the bonds or notes are issued to provide loans to a public affairs network under sec. 234.75, Wisconsin Statutes;

23.

Public housing authority bonds issued by municipalities located in Wisconsin;

24.

Redevelopment authority bonds issued by municipalities located in Wisconsin;

25.

District of Columbia general obligation bonds issued on or prior to January 28, 1987, where the interest from the bonds qualifies for exemption from federal income taxation for a reason other than or in addition to section 103 of the Internal Revenue Code;

26.

Stripped general obligation bond certificates attributable to certain District of Columbia general obligation bonds issued on or prior to January 28, 1987, where the interest from the bonds qualifies for exemption from federal income taxation under section 1286 of the Internal Revenue Code and D.C. Code Ann. 47-332; and

27.

Any obligation issued by the Governments of Puerto Rico, Guam, the Virgin Islands, Northern Mariana Islands, or American Samoa (bonds issued after October 16, 2004).

Other distributions from the Wisconsin Tax-Free Fund generally will be subject to Wisconsin income tax.

The sections above are not intended to be a complete discussion of the state and local tax consequences of investing in the state-specific Funds. Shareholders of the state-specific Funds should consult their own tax advisers about the state and local tax consequences of their investment in the state-specific Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures ("Proxy Voting Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Proxy Voting Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Proxy Voting Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Proxy Voting Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Proxy Voting Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. To the extent the guidelines do not address a proxy voting proposal, Funds Management will vote pursuant to the proxy voting agent's current U.S. and International proxy voting guidelines. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently in the same matter when securities of an issuer are held by multiple Funds of the Trusts.

The Proxy Voting Procedures set forth Funds Management's general position on various proposals, such as:

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Routine Items – Funds Management will generally vote for uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

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Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

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Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

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Mergers/Acquisitions and Corporate Restructurings – Funds Management's Proxy Committee will examine these items on a case-by-case basis.

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Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

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Capital Structure Changes - Funds Management will follow the proxy voting agent's capital structure model in evaluating requested increases in authorized common stock. In addition, even if capital requests of less than or equal to 300% of outstanding shares fail the calculated allowable cap, Funds Management will vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

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Executive and Director Compensation Plans - Funds Management will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of shareholder wealth by having high payout sensitivity to increases in shareholder value.

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Disclosure on Executive or Director Compensation Cap or Restrict Executive or Director Compensation - Funds Management will generally vote for shareholder proposals requiring companies to report on their executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits. Funds Management will generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote, unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Funds Management will generally vote against proposals that seek to limit executive and director pay.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, sub-advisers, company managements and shareholder groups as part of its decision-making process.
In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or (viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a subadviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Proxy Voting Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.
While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (e.g., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.
As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at wellsfargoadvantagefunds.com or by accessing the SEC's Web site at sec.gov.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the "Portfolio Holdings Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust"), Wells Fargo Variable Trust ("Variable Trust") and Asset Allocation Trust (each of Funds Trust, Master Trust, Variable Trust and Asset Allocation Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Portfolio Holdings Procedures to ensure that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Portfolio Holdings Procedures, the term "portfolio holdings" means the stock, bonds and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust, Variable Trust and Asset Allocation Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A. Complete Holdings. The complete portfolio holdings for each Fund (except for money market funds and funds that operate as fund of funds) shall be made publicly available on the Funds' website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. Money market Fund holdings shall be made publicly available on the Fund's website on a 1-day delayed basis. In addition to the foregoing, each money market Fund shall post on its website, for a period of not less than six months, beginning no later than the fifth business day of the month, a schedule of its investments, as of the last business day of the prior month, that includes the information required by rule 2a-7(c)(12) under the Investment Company Act of 1940. The categories of information included on the website may differ slightly from what is included in the Funds' Statement of Investments.

B. Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' website on a monthly, seven-day or more delayed basis.

C. Fund of Funds Structure.
 1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' website and included in fund fact sheets on a monthly, seven-day or more delayed basis.
 2. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the change.
 3. For purposes of the foregoing provisions in III.C.1-2, any Fund that invests substantially all of its assets in Asset Allocation Trust shall not treat such investment as a portfolio holding and shall look through to the underlying funds held by Asset Allocation Trust.

Furthermore, as required by the SEC each Fund shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter. In addition, each money market Fund is required to file with the SEC by the fifth business day of each month, a report on Form N-MFP of portfolio holdings that is current as of the last business day of the previous month; the SEC makes each Form N-MFP publicly available on a delayed basis (presently 60 days after the end of the month to which the information in the report relates).

Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A. Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities. A new Fund sub-adviser may periodically receive full portfolio holdings information for such Fund from the date of Board approval through the date upon which they take over day-to-day investment management activities. Such disclosure will be subject to confidential treatment.

B. Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C. Funds Management/Wells Fargo Funds Distributor, LLC.
 1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/ or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PNC's Datapath system.
 2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
 3. Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

D. External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such subadviser provides advisory services. Funds Management also utilizes the services of Institutional Shareholder Services ("ISS") to assist with proxy voting and B share financing, respectively. ISS may receive full Fund portfolio holdings on a weekly basis for the Funds for which it provides services.

E. Rating Agencies. Nationally Recognized Statistical Ratings Organizations ("NRSROs") may receive full Fund holdings for rating purposes.

F. Reorganizations. Entities hired as trading advisors that assist with the analysis and trading associated with transitioning portfolios may receive full portfolio holdings of both the target fund and the acquiring fund. In addition, the portfolio managers of the target fund and acquiring fund may receive full portfolio holdings of the acquiring fund and target fund, respectively, in order to assist with aligning the portfolios prior to the closing date of the reorganization.

G. Investment Company Institute. The Investment Company Institute may receive information about full money market Fund holdings concurrently at the time each money market Fund files with the SEC a report on Form N-MFP.

V. Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in periodic fund commentaries (e.g. quarterly, monthly, etc.) and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the relevant period (e.g. calendar quarter, month, etc.). This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

VII. Board Approval. The Board shall review and reapprove these Portfolio Holdings Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

VIII. Education Component. In order to promote strict compliance with these Portfolio Holdings Procedures, Funds Management has informed its employees, and other parties possessing Fund portfolio holdings information (such as sub-advisers, the fund accounting agent and the custodian), of the limited circumstances in which the Funds' portfolio holdings may be disclosed in advance of the monthly disclosure on the Funds' website and the ramifications, including possible dismissal, if disclosure is made in contravention of these Portfolio Holdings Procedures.

CAPITAL STOCK

The Funds are twelve series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Set forth below as of October 1, 2012 is the name, address and share ownership of each person with record ownership of 5% or more of a class of a Fund or its predecessor and each person known by the Trust to have beneficial ownership of 25% or more of the voting securities of a Fund or its predecessor as a whole. Except as identified below, no person with record ownership of 5% or more of a class of a Fund or its predecessor is known by the Trust to have beneficial ownership of such shares.

Principal Fund Holders
California Limited-Term Tax-Free Fund Fund Level
Wells Fargo Bank, NA FBO WF CA Ltd. Tx. Fr. Omnibus Attn: Mutual Fund Ops PO Box 1533 Minneapolis, MN 55480-1533	31.23%
California Limited-Term Tax-Free Fund Class A
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	57.55%
UBS WM USA OMNI Account M/F Attn: Department Manager 1000 Harbor Blvd 5th Fl Jersey City, NJ 07310	11.02%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	8.00%
California Limited-Term Tax-Free Fund Class C
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	75.75%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	6.52%
MLPF & S For The Sole Benefit of Its Customers Attn: Mutual Fund Administration 4800 Deer Lake Drive E, 3rd Floor Jacksonville, FL 32246-6484	8.50%
California Limited-Term Tax-Free Fund Administrator Class
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	33.81%
Wells Fargo Bank, NA FBO WF CA Ltd. Tx. Fr. Omnibus Attn: Mutual Fund Ops PO Box 1533 Minneapolis, MN 55480-1533	49.80%
California Tax-Free Fund Fund Level
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	36.12%
California Tax-Free Fund Class A
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	52.50%
California Tax-Free Fund Class B
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	78.79%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	5.35%
California Tax-Free Fund Class C
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	75.30%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	8.90%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	8.36%
California Tax-Free Fund Administrator Class
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	37.31%
Charles Schwab & Co Inc Special Custody Account Exclusively FBO The Customers 101 Montgomery St. San Francisco, CA 94104-4151	6.37%
Wells Fargo Bank, NA FBO Wells Fargo CA Tax-Free Bd. Fd. Cl. I Attn: Mutual Fund Ops PO Box 1533 Minneapolis, MN 55480-1533	42.90%
Colorado Tax-Free Fund Fund Level
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	34.08%
Wells Fargo Bank NA FBO Colorado Tax Free Fund I Attn: Mutual Fund OPS PO Box 1533 Minneapolis, MN 55480-1533	26.31%
Colorado Tax-Free Fund Class A
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	65.98%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	6.55%
Colorado Tax-Free Fund Class B
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	82.30%
Arthur H. Wood & Christine A. Wood JTWROS 6763 Granite Peak Dr. Colorado Springs, CO 80923-5196	17.70%
Colorado Tax-Free Fund Class C
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	80.37%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd 5th Fl Jersey City, NJ 07310	7.52%
Colorado Tax-Free Fund Administrator Class
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	22.48%
Wells Fargo Bank, NA FBO Colorado Tax Free Fund I Attn: Mutual Fund Ops PO Box 1533 Minneapolis, MN 55480-1533	59.44%
Intermediate Tax/AMT-Free Fund Class A
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	21.69%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	15.14%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd 5th Fl Jersey City, NJ 07310	41.29%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	7.17%
Intermediate Tax/AMT-Free Fund Class C
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	41.53%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	7.92%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd 5th Fl Jersey City, NJ 07310	12.69%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	12.76%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	9.20%
Intermediate Tax/AMT-Free Fund Administrator Class
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	15.22%
Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151	25.63%
Edward D. Jones & Co. Attn: Mutual Funds Shareholder Accounting 201 Progress Pkwy Maryland Heights, MO 63043-3003	44.89%
Intermediate Tax/AMT-Free Fund Institutional Class
Charles Schwab & Co., Inc. Special Custody Account FBO Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104	11.88%
Wells Fargo Bank, NA FBO Omnibus Account Cash/Cash PO Box 1533 Minneapolis, MN 55480-1533	75.44%
Intermediate Tax/AMT-Free Fund Investor Class
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	7.62%
Charles Schwab & Co., Inc. Special Custody Account FBO Exclusive Benefit Of Customers Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104	34.88%
Minnesota Tax-Free Fund Fund Level
Wells Fargo Bank NA FBO Minnesota Tax Free I Attn: Mutual Fund OPS PO Box 1533 Minneapolis, MN 55480-1533	25.34%
Minnesota Tax-Free Fund Class A
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	64.82%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	18.96%
Minnesota Tax-Free Fund Class B
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	76.17%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	17.34%
LPL Financial 9785 Towne Centre Dr. San Diego, CA 92121-1968	5.49%
Minnesota Tax-Free Fund Class C
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	12.68%
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	63.58%
American Enterprise Investment Svc. 707 2nd Ave South Minneapolis, MN 55402-2405	19.09%
Minnesota Tax-Free Fund Administrator Class
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	12.43%
Charles Schwab & Co., Inc. Special Custody Account Exclusively FBO The Customers Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104	19.58%
Wells Fargo Bank, NA FBO Minnesota Tax Free I Attn: Mutual Fund Ops PO Box 1533 Minneapolis, MN 55480-1533	8.24%
Wells Fargo Bank, NA FBO Minnesota Tax Free I Attn: Mutual Fund Ops PO Box 1533 Minneapolis, MN 55480-1533	39.24%
NFS, LLC FEBO Paul L. Boedecker 21925 Bryon Circle Excelsior, MN 55331-4539	8.40%
Municipal Bond Fund Fund Level
Wells Fargo Bank NA FBO Minnesota Tax Free I Attn: Mutual Fund OPS PO Box 1533 Minneapolis, MN 55480-1533	25.34%
Municipal Bond Fund Class A
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	19.70%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	30.47%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	5.39%
Municipal Bond Fund Class B
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	59.49%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	5.47%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	7.00%
Municipal Bond Fund Class C
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	44.72%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	6.67%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd 5th Fl Jersey City, NJ 07310	5.97%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	12.62%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	14.77%
Municipal Bond Fund Administrator Class
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	8.98%
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	34.21%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	24.41%
Merrill Lynch Pierce Fenner & Smith For The Sole Benefit Of Its Customers Attn: Fund Admin 4800 Deer Lake East 2nd Fl Jacksonville, FL 32246-6484	7.43%
Municipal Bond Fund Institutional Class
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	12.77%
HSBC Guyerzeller Trust Company TTEE Robert Rosenkranz Tr. C/O Delphi Capital Management Attn: Cathy Fleming 590 Madison Ave FL 30 New York, NY 10022-8547	5.11%
Wells Fargo Bank, NA FBO Omnibus Account Cash/Cash PO Box 1533 Minneapolis, MN 55480-1533	16.71%
Saxon & Co PO Box 7780 Philadelphia, PA 19182-0001	12.81%
Municipal Bond Fund Investor Class
UBS WM USA Omni Account M/F Attn: Department Managr 1000 Harbor Blvd 5th Fl Jersey City, NJ 07310	6.61%
BNYM Is Trust CO FBO Wrap Clients FBO Morningstar MP Clients 760 Moore Rd King of Prussia, PA 19406-1212	6.92%
Charles Schwab & Co., Inc. Special Custody Account For Exclusive Benefit The Customers Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104	11.37%
North Carolina Tax-Free Fund Fund Level
Wells Fargo Bank NA FBO Omnibus Account Cash/Cash PO Box 1533 Minneapolis, MN 55480-1533	52.03%
North Carolina Tax-Free Fund Class A
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	5.14%
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	57.54%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	5.10%
North Carolina Tax-Free Fund Class C
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	74.70%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	5.49%
North Carolina Tax-Free Fund Institutional Class
Wells Fargo Bank NA FBO Omnibus Account Cash/Cash PO Box 1533 Minneapolis, MN 55480-1533	82.38%
Pennsylvania Tax-Free Fund Fund Level
Wells Fargo Bank NA FBO Omnibus Account Cash/Cash PO Box 1533 Minneapolis, MN 55480-1533	55.47%
Pennsylvania Tax-Free Fund Class A
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	50.80%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	6.33%
Pennsylvania Tax-Free Fund Class B
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	76.74%
Pennsylvania Tax-Free Fund Class C
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	64.58%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	8.34%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	5.18%
Pennsylvania Tax-Free Fund Institutional Class
Wells Fargo Bank NA FBO Omnibus Account Cash/Cash PO Box 1533 Minneapolis, MN 55480-1533	74.39%
Wells Fargo Bank NA FBO Omnibus Account Cash/Reinv PO Box 1533 Minneapolis, MN 55480-1533	9.87%
Short-Term Municipal Bond Fund Class A
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	26.45%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	8.18%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd 5th Fl Jersey City, NJ 07310	12.25%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	8.37%
Edward D. Jones & Co. Attn: Mutual Funds Shareholder Accounting 201 Progress Pkwy Maryland Heights, MO 63043-3003	23.71%
Short-Term Municipal Bond Fund Class C
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	48.19%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	7.17%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd 5th Fl Jersey City, NJ 07310	5.81%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	12.94%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	11.30%
Short-Term Municipal Bond Fund Administrator Class
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	6.33%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	33.88%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 3rd Floor Jacksonville, FL 32246-6484	42.09%
Short-Term Municipal Bond Fund Institutional Class
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	24.77%
Wells Fargo Bank NA, Custodian FBO Omnibus Account Cash/Cash PO Box 1533 Minneapolis, MN 55480-1533	43.29%
Wells Fargo Bank NA FBO Omnibus Account Reinv/Reinv PO Box 1533 Minneapolis, MN 55480-1533	5.32%
Short-Term Municipal Bond Fund Investor Class
Charles Schwab & Co., Inc. Special Custody Account For Exclusive Benefit The Customers Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4151	37.47%
Strategic Municipal Bond Fund Class A
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	35.12%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	13.20%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd 5th Fl Jersey City, NJ 07310	13.45%
Raymond James Omnibus For Mutual Funds House Acct. Firm Attn: Courtney Waller 880 Carillon Pkwy St. Petersburg, FL 33716-1100	5.88%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	9.14%
Strategic Municipal Bond Fund Class B
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	6.60%
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	49.67%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	11.08%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	10.68%
Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151	5.41%
Strategic Municipal Bond Fund Class C
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	48.57%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	6.35%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd 5th Fl Jersey City, NJ 07310	5.96%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	15.44%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	8.85%
Strategic Municipal Bond Fund Administrator Class
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	9.10%
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	52.30%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	7.60%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	7.34%
Ultra Short-Term Municipal Income Fund Class A
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	14.74%
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	37.52%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd 5th Floor Jersey City, NJ 07310	19.16%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	12.39%
Ultra Short-Term Municipal Income Fund Class C
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	48.54%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd 5th Fl Jersey City, NJ 07310	8.36%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	11.17%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	16.25%
Ultra Short-Term Municipal Income Fund Administrator Class
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	44.21%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	10.63%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 3rd Floor Jacksonville, FL 32246-6484	5.03%
NFS LLC Febo State Street BK Cust SAI Short Duration Fund Attn: Brett LEar LLC 2 Lafayette Boston, MA 02111-1750	29.95%
Ultra Short-Term Municipal Income Fund Institutional Class
National Financial Services Corp. For Exclusive Benefit Of Our Customers Attn: Mutual Funds Dept. 5th Floor One World Financial Center 200 Liberty Street New York, NY 10281-1003	5.71%
Charles Schwab & Co., Inc. Special Custody Account For Exclusive Benefit The Customers Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104	8.27%
Wells Fargo Bank, NA FBO Omnibus Account Cash/Cash PO Box 1533 Minneapolis, MN 55480-1533	53.52%
Ultra Short-Term Municipal Income Fund Investor Class
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	11.27%
Charles Schwab & Co., Inc. Special Custody Account For Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104	9.88%
Wisconsin Tax-Free Fund Class A
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	5.40%
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	16.18%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	27.73%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	29.24%
Wisconsin Tax-Free Fund Class C
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	8.28%
First Clearing LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	26.64%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	29.16%
Wisconsin Tax-Free Fund Investor Class
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	10.56%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	10.24%
TD Ameritrade Inc. For The Exclusive Benefit Of Our Clients PO Box 2226 Omaha, NE 68103-2226	5.06%
Charles Schwab & Co., Inc. Special Custody Account For Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104	12.50%
For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

OTHER INFORMATION

The Trust's Registration Statement, including the Prospectus(es) and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectus(es) or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus(es) are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Two Financial Center, 60 South Street, Boston, MA 02111.

FINANCIAL INFORMATION

The audited financial statements for the Funds for the fiscal year ended June 30, 2012 are hereby incorporated by reference to the Funds' Annual Reports.

APPENDIX

The ratings of Standard & Poor's ("S&P"), Moody's Investors Services ("Moody's"), Fitch Investor Services ("Fitch"), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

The following is a description of the ratings given by S&P, Fitch, and Moody's to corporate and municipal bonds and corporate and municipal commercial paper and variable rate demand obligations.

Corporate Bonds

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities. The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

Moody's

Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

AAA(xxx) - 'AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx) - 'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

A(xxx) - 'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx) - 'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

BB(xxx) - 'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) - 'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

Short-Term Issue Credit Ratings (including Commercial Paper)

S&P:

A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's:

Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of shortterm deposit obligations.

Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

Fitch

National Short -Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a "+" is added to the assigned rating.

F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx) - Indicates actual or imminent payment default.

Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

Variable Rate Demand Obligations

S&P:

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

Moody's:

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
WELLS FARGO FUNDS TRUST
FILE NOS. 333-74295; 811-09253

PART C
OTHER INFORMATION

Item 28. Exhibits

Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Number	Exhibit Description	Location
(a)	Amended and Restated Declaration of Trust	Incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(b)	Not applicable
(c)	Not applicable
(d)(1)	Investment Advisory Agreement with Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 241, filed April 26, 2012.
(d)(2)	Investment Management Agreement with Wells Fargo Funds Management, LLC (Absolute Return Fund)	Incorporated by reference to Post-Effective Amendment No. 235, filed February 29, 2012.
(d)(3)	Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009; Schedule A, incorporated by reference to Post-Effective Amendment No. 255, filed September 12, 2012.
(d)(4)	Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc.	Incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.
(d)(5)	Investment Sub-Advisory Agreement with Wells Capital Management Incorporated

Incorporated by reference to Post-Effective Amendment No. 161, filed on June 21, 2010; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 255, filed September 12, 2012.

(d)(6)	Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC)	Incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.
(d)(7)	Investment Sub-Advisory Agreement with Global Index Advisors, Inc.	Incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 194, filed April 1, 2011.
(d)(8)	Investment Sub-Advisory Agreement with LSV Asset Management (WFA Diversified International Fund)	Incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(d)(9)	Investment Sub-Advisory Agreement with Cooke & Bieler, L.P.	Incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(d)(10)	Sub-Advisory Agreement with Phocas Financial Corporation	Incorporated by reference to Post-Effective Amendment No. 122, filed March 21, 2008.
(d)(11)	Sub-Advisory Agreement with First International Advisors, LLC	Incorporated by reference to Post-Effective Amendment No. 166, filed July 12, 2010; Appendix A and B, incorporated by reference to Post-Effective Amendment No. 232, filed February 24, 2012.
(d)(12)	Sub-Advisory Agreement with Metropolitan West Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010. Appendix A and B, incorporated by reference to Post-Effective Amendment No. 169, filed July 16, 2010.
(d)(13)	Sub-Advisory Agreement with Golden Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 169, filed July 16, 2010. Appendix A and B, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(d)(14)	Sub-Advisory Agreement with Crow Point Partners, LLC	Incorporated by reference to Post-Effective Amendment No. 169, filed July 16, 2010.
(d)(15)	Sub-Advisory Agreement with Artisan Partners, LP	Incorporated by reference to Post-Effective Amendment No. 184, filed February 24, 2011.
(d)(16)	Sub-Advisory Agreement with Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore	Incorporated by reference to Post-Effective Amendment No. 255, filed September 12, 2012.
(e)	Distribution Agreement with Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 241, filed April 26, 2012.
(f)	Not applicable
(g)(1)	Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Goldman Sachs Bank USA

Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010; Fifth Amendment incorporated by reference to Post-Effective Amendment No. 174, filed October 27, 2010; Schedule 2, First Amendment, Second Amendment, Third Amendment, Fourth Amendment and Sixth Amendment incorporated by reference to Post-Effective Amendment No. 177, filed January 28, 2011; Appendix A and Seventh Amendment, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011; Eighth Amendment incorporated by reference to Post-Effective Amendment No. 237 filed March 16, 2012.

(g)(2)	Master Custodian Agreement with State Street Bank and Trust Company	Incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009; Appendix A, incorporated by reference to Post-Effective Amendment No. 232, filed February 24, 2012.
(h)(1)	Administration Agreement with Wells Fargo Funds Management, LLC

Incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Appendix A and Schedule A to Appendix A, incorporated by reference to Post-Effective Amendment No. 255, filed September 12, 2012.

(h)(2)	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc.	Incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006; Schedule A, incorporated by reference to Post-Effective Amendment No. 232, filed February 24, 2012.
(h)(3)	Shareholder Servicing Plan	Incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 255, filed September 12, 2012.
(h)(4)	Administrative and Shareholder Servicing Agreement, Form of Agreement	Incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.
(i)	Legal Opinion	Filed herewith.
(j)(A)	Consent of Independent Auditors	Filed herewith.
(j)(1)	Power of Attorney, Peter G. Gordon	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(2)	Power of Attorney, Timothy J. Penny	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(3)	Power of Attorney, Donald C. Willeke	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(4)	Power of Attorney, Karla M. Rabusch	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(j)(5)	Power of Attorney, Olivia S. Mitchell	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(6)	Power of Attorney, Judith M. Johnson	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(7)	Power of Attorney, Isaiah Harris, Jr.	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(8)	Power of Attorney, David F. Larcker	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(9)	Power of Attorney, Michael S. Scofield	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(10)	Power of Attorney, Leroy J. Keith, Jr.	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(11)	Power of Attorney, Nancy Wiser	Incorporated by reference to Post-Effective Amendment No. 254, filed September 4, 2012.
(k)	Not applicable
(l)	Not applicable
(m)	Distribution Plan

Incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 232, filed February 24, 2012. Appendix A, incorporated by reference to Post-Effective Amendment No. 255, filed September 12, 2012.

(n)	Rule 18f-3 Multi-Class Plan	Incorporated by reference to Post-Effective Amendment No. 255, filed September 12, 2012.
(o)	Not applicable
(p)(1)

Joint Code of Ethics for Asset Allocation Trust, Wells Fargo Advantage Global Dividend Opportunity Fund, Wells Fargo Advantage Income Opportunities Fund, Wells Fargo Advantage Multi-Sector Income Fund, Wells Fargo Advantage Utilities & High Income Fund, Wells Fargo Funds Trust, Wells Fargo Master Trust, and Wells Fargo Variable Trust

Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(2)	Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 232, filed February 24, 2012.
(p)(3)	RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 243, filed May 25, 2012.
(p)(4)	Schroder Investment Management North America Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 255, filed September 12, 2012.
(p)(5)	Joint Code of Ethics of Wells Capital Management Incorporated and Wells Fargo Bank N.A. d/b/a Wells Capital Management Singapore	Incorporated by reference to Post-Effective Amendment No. 255, filed September 12, 2012.
(p)(6)	LSV Asset Management Code of Ethics and Personal Trading Policy	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(7)	Cooke & Bieler, L.P. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(8)	Artisan Partners Limited Partnership Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 221, filed November 23, 2011.
(p)(9)	Global Index Advisors, Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(10)	Phocus Financial Corporation, Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(11)	First International Advisors, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(12)	Metropolitan West Capital Management, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(13)	Golden Capital Management, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010.
(p)(14)	Crow Point Partners, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.

Item 29. Persons Controlled by or Under Common Control with Registrant.

Registrant believes that no person is controlled by or under common control with Registrant.

Item 30. Indemnification.

Article IX of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Article III, Section 1(t) of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 31. Business or Other Connections of Investment Advisor

(a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

(b) Global Index Advisors, Inc. ("GIA"), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the "Trust"). The descriptions of GIA in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of GIA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(c) Wells Capital Management Incorporated ("Wells Capital Management"), a wholly owned subsidiary of Wells Fargo Bank, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(d) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(e) RCM Capital Management, LLC, serves as sub-adviser for the Specialized Technology Fund of the Trust. The descriptions of RCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of RCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(f) LSV Asset Management ("LSV") serves as sub-adviser to the International Value Fund and as co-sub-adviser for the Diversified International Fund of the Trust. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(g) Cooke & Bieler, L.P. ("Cooke & Bieler") serves as sub-adviser for the C&B Mid Cap Value Fund of the Trust and for the C&B Large Cap Value Portfolio of Master Trust in which the C&B Large Cap Value Fund invests. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(h) Artisan Partners Limited Partnership ("Artisan") serves as co-sub-adviser for the Diversified International Fund of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(i) Phocas Financial Corporation ("Phocas") serves as Sub-Adviser for the Large Company Value Fund of the Trust. The descriptions of Phocas in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Phocas is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(j) First International Advisors, LLC an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to the International Bond Fund. The descriptions of First International Advisors in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(k) Metropolitan West Capital Management, LLC ("MWCM") an indirect subsidiary of Wells Fargo & Company, serves as sub-adviser to the Intrinsic Small Cap Value Fund, Intrinsic Value Fund and the Intrinsic World Equity Fund. The descriptions of MWCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of MWCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(l) Golden Capital Management, LLC ("Golden") an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to the Small/Mid Cap Core Fund and the Large Cap Core Fund. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Golden is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(m) Crow Point Partners, LLC ("Crow Point") serves as sub-adviser to the Utility and Telecommunications Fund. The descriptions of Crow Point in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Crow Point is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(n) Wells Capital Management Singapore, a separately identifiable division of Wells Fargo Bank, N.A., serves as sub-adviser to the Asia Pacific Fund and Emerging Markets Equity Income Fund. The descriptions of Wells Capital Management Singapore in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management Singapore is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 32. Principal Underwriter.

(a) Wells Fargo Funds Distributor, LLC, distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust, and is the exclusive placement agent for Wells Fargo Master Trust, both of which are registered open-end management investment companies.

(b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.

Name	Positions and Offices with Underwriter	Positions and Offices with Fund
Karla M. Rabusch Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chairman of the Board	President
Wayne Badorf Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, President and Secretary	None
A. Erdem Cimen Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, Financial Operations Officer (FINOP)	None
Samuel H. Hom Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer
Andrew Owen Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director	Assistant Secretary
Debra Ann Early Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chief Compliance Officer	Chief Compliance Officer

(c) Not applicable.

Item 33. Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, CA 94105.

(b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

(d) Global Index Advisors, Inc. maintains all Records relating to their services as sub-adviser at 29 North Park Square NE, Suite 201, Marietta, GA 30060.

(e) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as former custodian at 6th & Marquette, Minneapolis, MN 55479-0040.

(g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, CA 94105.

(h) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

(i) RCM Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

(j) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

(k) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, PA 19103.

(l) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

(m) Phocas Financial Corporation maintains all Records relating to its services as investment sub-adviser at 980 Atlantic Avenue, Suite 106, Alameda, California 94501.

(n) First International Advisors, LLC maintains all Records relating to its services as investment sub-adviser at One Plantation Place, 30 Fenchurch, London, England, EC3M 3BD.

(o) Metropolitan West Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660.

(p) Golden Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 5 Resource Square, Suite 150, 10715 David Taylor Drive, Charlotte, North Carolina 28262.

(q) Crow Point Partners, LLC maintains all Records relating to its services as investment sub-adviser at 10 The New Driftway, Scituate, Massachusetts 02066.

(r) Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore maintains all Records relating to its services as investment sub-adviser at 26/F, 80 Raffles Place, 20/21, UOB Plaza, Singapore 048624.

(s) State Street Bank and Trust Company maintains all Records relating to its services as custodian and fund accountant at 2 Avenue de Lafayette, Boston, Massachusetts 02111.

Item 34. Management Services.

Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 23rd day of October, 2012.

WELLS FARGO FUNDS TRUST

By: /s/ C. David Messman
--------------------
C. David Messman
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 265 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

/s/ Peter G. Gordon Peter G. Gordon* Trustee	/s/ Isaiah Harris, Jr. Isaiah Harris, Jr.* Trustee	/s/ Judith M. Johnson Judith M. Johnson* Trustee
/s/ David F. Larcker David F. Larcker* Trustee	/s/ Olivia S. Mitchell Olivia S. Mitchell* Trustee	/s/ Timothy J. Penny Timothy J. Penny* Trustee
/s/ Donald C. Willeke Donald C. Willeke* Trustee	/s/ Michael S. Scofield Michael S. Scofield* Trustee	/s/ Leroy J. Keith, Jr. Leroy J. Keith, Jr.* Trustee
/s/ Karla M. Rabusch Karla M. Rabusch* President (Principal Executive Officer)	/s/ Nancy Wiser Nancy Wiser* Treasurer (Principal Financial Officer)

*By: /s/ C. David Messman
C. David Messman
As Attorney-in-Fact
October 23, 2012

Exhibit No.	Exhibits
(i)	Legal Opinion
(j)(A)	Consent of Independent Auditors